                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2464
-------------------------------------------------------------------------------

                              MFS SERIES TRUST IX
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: April 30*
-------------------------------------------------------------------------------

                   Date of reporting period: October 31, 2007
-------------------------------------------------------------------------------

* This Form N-CSR pertains to the following series of the Registrant: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Research Bond Fund J. MFS Intermediate Investment Grade Bond Fund reorganized into MFS Research Bond Fund as of June 22, 2007. The remaining series of the Registrant, MFS Inflation-Adjusted Bond Fund, has a fiscal year end of October 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT


[graphic omitted]

                               Semiannual report

                                                               MFS(R) BOND FUND

LETTER FROM THE CEO                                        1
------------------------------------------------------------
PORTFOLIO COMPOSITION                                      2
------------------------------------------------------------
EXPENSE TABLE                                              3
------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                   5
------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                       17
------------------------------------------------------------
STATEMENT OF OPERATIONS                                   20
------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                       21
------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                      22
------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                             31
------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT             43
------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                     47
------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                            47
------------------------------------------------------------
CONTACT INFORMATION                               BACK COVER
------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                  NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                       10/31/07
                                                                        MFB-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices have hit their highest levels yet, and gold has spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 14, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                       97.5%
              Cash & Other Net Assets                      2.5%

              FIXED INCOME SECTORS (i)

              High Grade Corporates                       54.7%
              -------------------------------------------------
              High Yield Corporates                       13.9%
              -------------------------------------------------
              Commercial Mortgaged-Backed
              Securities                                   8.9%
              -------------------------------------------------
              Mortgage-Backed Securities                   8.7%
              -------------------------------------------------
              Emerging Market Bonds                        4.8%
              -------------------------------------------------
              U.S. Treasury Securities                     4.1%
              -------------------------------------------------
              Municipal Bonds                              1.0%
              -------------------------------------------------
              Asset-Backed Securities                      0.8%
              -------------------------------------------------
              Collateralized Debt Obligations              0.4%
              -------------------------------------------------
              Non-U.S. Government Bonds                    0.2%
              -------------------------------------------------
              Residential Mortgaged-Backed
              Securities (o)                               0.0%
              -------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                         19.5%
              -------------------------------------------------
              AA                                          10.0%
              -------------------------------------------------
              A                                           18.3%
              -------------------------------------------------
              BBB                                         36.2%
              -------------------------------------------------
              BB                                           9.4%
              -------------------------------------------------
              B                                            5.3%
              -------------------------------------------------
              CCC                                          0.8%
              -------------------------------------------------
              Not Rated                                    0.5%
              -------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                       5.1
              -------------------------------------------------
              Average Life (i)(m)                      7.6 yrs.
              -------------------------------------------------
              Average Maturity (i)(m)                 14.4 yrs.
              -------------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)               A-
              -------------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)             A-1
              -------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o) Less than 0.1%.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 10/31/07.

Percentages are based on net assets as of 10/31/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
May 1, 2007 through October 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007 through October 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     5/01/07-
Class                       Ratio      5/01/07         10/31/07       10/31/07
--------------------------------------------------------------------------------
        Actual              0.89%     $1,000.00       $1,007.94        $4.49
    A   ------------------------------------------------------------------------
        Hypothetical (h)    0.89%     $1,000.00       $1,020.66        $4.52
--------------------------------------------------------------------------------
        Actual              1.59%     $1,000.00       $1,004.36        $8.01
    B   ------------------------------------------------------------------------
        Hypothetical (h)    1.59%     $1,000.00       $1,017.14        $8.06
--------------------------------------------------------------------------------
        Actual              1.59%     $1,000.00       $1,004.33        $8.01
    C   ------------------------------------------------------------------------
        Hypothetical (h)    1.59%     $1,000.00       $1,017.14        $8.06
--------------------------------------------------------------------------------
        Actual              0.59%     $1,000.00       $1,008.66        $2.98
    I   ------------------------------------------------------------------------
        Hypothetical (h)    0.59%     $1,000.00       $1,022.17        $3.00
--------------------------------------------------------------------------------
        Actual              1.09%     $1,000.00       $1,006.13        $5.50
    R   ------------------------------------------------------------------------
        Hypothetical (h)    1.09%     $1,000.00       $1,019.66        $5.53
--------------------------------------------------------------------------------
        Actual              1.69%     $1,000.00       $1,003.05        $8.51
    R1  ------------------------------------------------------------------------
        Hypothetical (h)    1.69%     $1,000.00       $1,016.64        $8.57
--------------------------------------------------------------------------------
        Actual              1.34%     $1,000.00       $1,005.60        $6.76
    R2  ------------------------------------------------------------------------
        Hypothetical (h)    1.34%     $1,000.00       $1,018.40        $6.80
--------------------------------------------------------------------------------
        Actual              1.24%     $1,000.00       $1,005.38        $6.25
    R3  ------------------------------------------------------------------------
        Hypothetical (h)    1.24%     $1,000.00       $1,018.90        $6.29
--------------------------------------------------------------------------------
        Actual              0.99%     $1,000.00       $1,006.63        $4.99
    R4  ------------------------------------------------------------------------
        Hypothetical (h)    0.99%     $1,000.00       $1,020.16        $5.03
--------------------------------------------------------------------------------
        Actual              0.69%     $1,000.00       $1,008.16        $3.48
    R5  ------------------------------------------------------------------------
        Hypothetical (h)    0.69%     $1,000.00       $1,021.67        $3.51
--------------------------------------------------------------------------------
(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads).
    If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
10/31/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.6%
-----------------------------------------------------------------------------------------------------------------
ISSUER                                                                        SHARES/PAR                VALUE ($)
-----------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 10.0%
-----------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., CDO, "G", 6.1%, 2045 (n)                                $    2,150,000           $    1,187,295
Asset Securitization Corp., FRN, 8.146%, 2029                                  3,202,486                3,422,020
Banc of America Commercial Mortgage, Inc., FRN,
5.775%, 2045                                                                   4,320,000                4,359,483
Bayview Financial Revolving Mortgage Loan Trust, FRN,
5.619%, 2040 (z)                                                               2,930,000                2,929,989
BlackRock Capital Finance LP, 7.75%, 2026 (n)                                    560,031                  526,839
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                  4,908,466                4,871,653
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)                     4,039,542                4,130,530
Citigroup Commercial Mortgage Trust, 5.462%, 2049                              4,340,000                4,246,039
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN,
5.366%, 2049                                                                   2,920,000                2,843,160
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN,
5.555%, 2049                                                                   3,156,000                2,768,498
Commercial Mortgage Acceptance Corp., 0.983%, 2030 (i)                        48,400,781                1,050,500
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                         237,741                  235,994
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                       6,760,000                6,554,598
CRIIMI MAE Commercial Mortgage Trust, CDO, 7%, 2033 (n)                          570,831                  570,317
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)                                 2,675,000                2,695,257
Falcon Franchise Loan LLC, 6.5%, 2014 (z)                                      2,733,000                1,913,100
Falcon Franchise Loan LLC, FRN, 3.69%, 2025 (i)(z)                            16,167,710                2,084,664
First Union-Lehman Brothers Commercial Mortgage Trust,
7%, 2029 (n)                                                                   2,478,546                2,613,113
GE Commercial Mortgage Corp., FRN, 5.339%, 2044                                2,710,000                2,657,449
GMAC Commercial Mortgage Securities, Inc., FRN,
6.02%, 2033 (z)                                                                4,140,000                4,060,580
GMAC Commercial Mortgage Securities, Inc., FRN,
7.662%, 2034 (n)                                                               3,212,000                3,401,736
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                       3,544,438                3,486,808
Greenwich Capital Commercial Funding Corp., FRN,
5.913%, 2038                                                                   2,125,000                2,162,225
IKON Receivables Funding LLC, 3.27%, 2011                                        316,792                  316,563
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.372%, 2047                                                                   5,200,000                5,057,322
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
5.345%, 2042 (n)                                                               4,734,928                4,054,149
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
5.364%, 2043                                                                   7,331,619                7,055,686
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
5.855%, 2043                                                                   4,318,739                4,354,956
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
5.038%, 2046                                                                   5,520,000                5,316,119
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
5.532%, 2047                                                                   1,460,047                1,284,417
KKR Financial CLO Ltd., "C", CDO, FRN, 6.82%, 2021 (n)                         3,651,630                3,264,557
Lehman Brothers Commercial Conduit Mortgage Trust, FRN,
0.806%, 2030 (i)                                                              24,930,778                  707,461
Merrill Lynch Mortgage Trust, FRN, 5.83%, 2017                                 1,561,000                1,461,184
Morgan Stanley Capital I, Inc., 5.72%, 2032                                    3,561,669                3,591,377
Morgan Stanley Capital I, Inc., FRN, 0.525%, 2030 (i)(n)                     119,694,948                1,046,110
Mortgage Capital Funding, Inc., 0.596%, 2031 (i)                              36,380,856                   79,561
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                               1,163,692                1,155,600
Prudential Securities Secured Financing Corp., FRN,
7.268%, 2013 (z)                                                               3,468,000                3,538,632
Spirit Master Funding LLC, 5.05%, 2023 (z)                                     2,788,899                2,660,893
Wachovia Bank Commercial Mortgage Trust, FRN,
4.847%, 2041                                                                   3,448,527                3,289,902
Wachovia Bank Commercial Mortgage Trust, FRN,
5.513%, 2043                                                                   2,060,000                1,875,585
Wachovia Bank Commercial Mortgage Trust, FRN,
5.21%, 2044                                                                    2,387,000                2,327,720
Wachovia Bank Commercial Mortgage Trust, FRN,
5.962%, 2045                                                                   4,320,000                4,409,948
Wachovia Bank Commercial Mortgage Trust, FRN,
5.777%, 2047                                                                   1,848,000                1,638,128
Wachovia Bank Commercial Mortgage Trust, FRN,
5.603%, 2048                                                                   4,300,000                4,249,041
                                                                                                   --------------
                                                                                                   $  127,506,758
-----------------------------------------------------------------------------------------------------------------
Automotive - 0.8%
-----------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co. LLC, 9.75%, 2010                                    $    3,470,000           $    3,455,457
Ford Motor Credit Co. LLC, 8%, 2016                                              195,000                  180,530
Johnson Controls, Inc., 5.5%, 2016                                             6,390,000                6,339,615
                                                                                                   --------------
                                                                                                   $    9,975,602
-----------------------------------------------------------------------------------------------------------------
Broadcasting - 1.5%
-----------------------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                                   $    6,040,000           $    6,279,438
Clear Channel Communications, Inc., 7.65%, 2010                                4,329,000                4,393,935
Clear Channel Communications, Inc., 6.25%, 2011                                3,130,000                2,878,511
News America Holdings, 8.5%, 2025                                              4,931,000                5,840,237
                                                                                                   --------------
                                                                                                   $   19,392,121
-----------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.9%
-----------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 5.85%, 2010                                      $    6,950,000           $    6,982,206
Goldman Sachs Group, Inc., 5.625%, 2017                                        6,941,000                6,720,866
INVESCO PLC, 4.5%, 2009                                                        7,053,000                6,957,220
Lehman Brothers Holdings, Inc., 6.2%, 2014                                     1,734,000                1,745,252
Lehman Brothers Holdings, Inc., 6.5%, 2017                                     3,180,000                3,202,638
Merrill Lynch & Co., Inc., 6.05%, 2016                                         6,021,000                5,969,545
Morgan Stanley, 5.75%, 2016                                                    5,924,000                5,859,707
                                                                                                   --------------
                                                                                                   $   37,437,434
-----------------------------------------------------------------------------------------------------------------
Building - 0.7%
-----------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                $    6,465,000           $    6,485,908
American Standard Cos., Inc., 7.625%, 2010                                     1,955,000                2,048,101
                                                                                                   --------------
                                                                                                   $    8,534,009
-----------------------------------------------------------------------------------------------------------------
Business Services - 0.6%
-----------------------------------------------------------------------------------------------------------------
Xerox Corp., 6.4%, 2016                                                   $    6,230,000           $    6,383,576
Xerox Corp., 6.75%, 2017                                                       1,305,000                1,362,296
                                                                                                   --------------
                                                                                                   $    7,745,872
-----------------------------------------------------------------------------------------------------------------
Cable TV - 1.5%
-----------------------------------------------------------------------------------------------------------------
Comcast Corp., 6.45%, 2037                                                $    1,303,000           $    1,313,518
Cox Communications, Inc., 4.625%, 2013                                         6,087,000                5,798,306
CSC Holdings, Inc., 7.875%, 2007                                               5,875,000                5,882,344
TCI Communications, Inc., 9.8%, 2012                                           3,539,000                4,098,856
Time Warner Entertainment Co. LP, 8.375%, 2033                                 1,734,000                2,078,242
                                                                                                   --------------
                                                                                                   $   19,171,266
-----------------------------------------------------------------------------------------------------------------
Computer Software - 0.5%
-----------------------------------------------------------------------------------------------------------------
Seagate Technology HDD Holdings, 6.375%, 2011                             $    7,013,000           $    6,960,403
-----------------------------------------------------------------------------------------------------------------
Conglomerates - 0.6%
-----------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                              $    3,091,000           $    3,275,149
Tyco Electronics Ltd., 6.55%, 2017 (z)                                         2,450,000                2,500,046
Tyco Electronics Ltd., 7.125%, 2037 (z)                                        1,700,000                1,777,267
                                                                                                   --------------
                                                                                                   $    7,552,462
-----------------------------------------------------------------------------------------------------------------
Construction - 0.7%
-----------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 7.875%, 2011                                           $    4,993,000           $    4,878,456
D.R. Horton, Inc., 5.625%, 2014                                                1,731,000                1,502,260
Pulte Homes, Inc., 7.875%, 2011                                                2,220,000                2,134,910
                                                                                                   --------------
                                                                                                   $    8,515,626
-----------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.2%
-----------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                        $    6,080,000           $    6,050,658
Service Corp. International, 7.375%, 2014                                      1,880,000                1,922,300
Western Union Co., 5.4%, 2011                                                  6,850,000                6,852,302
                                                                                                   --------------
                                                                                                   $   14,825,260
-----------------------------------------------------------------------------------------------------------------
Defense Electronics - 1.2%
-----------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 6.375%, 2015                                    $    6,885,000           $    6,885,000
Litton Industries, Inc., 8%, 2009                                              8,035,000                8,453,816
                                                                                                   --------------
                                                                                                   $   15,338,816
-----------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.9%
-----------------------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012 (n)                 $    2,308,000           $    2,412,552
Gazprom International S.A., 6.51%, 2022 (n)                                    3,000,000                2,940,000
OAO Gazprom, 9.625%, 2013                                                        470,000                  541,675
Pemex Finance Ltd., 9.69%, 2009                                                3,132,800                3,263,064
Pemex Finance Ltd., 10.61%, 2017                                               1,500,000                1,890,000
                                                                                                   --------------
                                                                                                   $   11,047,291
-----------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.2%
-----------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.374%, 2012                                  $    3,118,125           $    2,830,389
-----------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.2%
-----------------------------------------------------------------------------------------------------------------
Nexen, Inc., 6.4%, 2037                                                   $    6,380,000           $    6,347,972
Ocean Energy, Inc., 7.25%, 2011                                                8,687,000                9,282,094
                                                                                                   --------------
                                                                                                   $   15,630,066
-----------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.7%
-----------------------------------------------------------------------------------------------------------------
TNK-BP Ltd., 6.875%, 2011 (n)                                             $    8,640,000           $    8,510,400
-----------------------------------------------------------------------------------------------------------------
Entertainment - 0.7%
-----------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 9.125%, 2013                                           $    6,649,000           $    7,643,764
Time Warner, Inc., 6.5%, 2036                                                  1,100,000                1,086,114
                                                                                                   --------------
                                                                                                   $    8,729,878
-----------------------------------------------------------------------------------------------------------------
Financial Institutions - 5.2%
-----------------------------------------------------------------------------------------------------------------
American Express Bank FSB, 5.55%, 2012                                    $    5,510,000           $    5,560,868
American Express Co., 6.15%, 2017                                              6,660,000                6,792,174
Capital One Bank, 4.25%, 2008                                                  3,474,000                3,439,552
Capmark Financial Group, Inc., 5.875%, 2012 (n)                                6,930,000                6,221,525
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                     1,030,000                  842,475
Countrywide Financial Corp., 6.25%, 2016                                       6,069,000                4,830,366
Deluxe Corp., 5%, 2012                                                         3,465,000                3,109,838
Deluxe Corp., 5.125%, 2014                                                     1,740,000                1,479,000
Deluxe Corp., 7.375%, 2015                                                     1,740,000                1,722,600
General Motors Acceptance Corp., 5.85%, 2009                                   4,197,000                4,049,790
General Motors Acceptance Corp., 7.25%, 2011                                   4,461,000                4,218,273
HSBC Finance Corp., 6.75%, 2011                                                2,384,000                2,487,652
HSBC Finance Corp., 5.5%, 2016                                                 8,598,000                8,403,582
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)                          6,900,000                6,897,682
International Lease Finance Corp., 5.625%, 2013                                3,380,000                3,379,280
Residential Capital LLC, 7.5%, 2012                                            3,440,000                2,511,200
                                                                                                   --------------
                                                                                                   $   65,945,857
-----------------------------------------------------------------------------------------------------------------
Food & Beverages - 2.4%
-----------------------------------------------------------------------------------------------------------------
Diageo Capital PLC, 5.5%, 2016                                            $    6,930,000           $    6,816,466
Diageo Capital PLC, 5.75%, 2017                                                3,390,000                3,372,409
General Mills, Inc., 5.65%, 2012                                               4,110,000                4,173,845
Miller Brewing Co., 5.5%, 2013 (n)                                             9,815,000                9,788,333
Tyson Foods, Inc., 6.85%, 2016                                                 6,160,000                6,406,905
                                                                                                   --------------
                                                                                                   $   30,557,958
-----------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.7%
-----------------------------------------------------------------------------------------------------------------
CVS Caremark Corp., 5.75%, 2017                                           $    6,960,000           $    6,924,246
Tesco PLC, 6.15%, 2037 (z)                                                     2,710,000                2,656,141
                                                                                                   --------------
                                                                                                   $    9,580,387
-----------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.6%
-----------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                            $    3,121,000           $    2,843,159
Stora Enso Oyj, 7.25%, 2036 (n)                                                5,177,000                5,234,211
                                                                                                   --------------
                                                                                                   $    8,077,370
-----------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.0%
-----------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.75%, 2016                                             $    6,890,000           $    6,890,000
MGM Mirage, Inc., 8.375%, 2011                                                 6,070,000                6,343,150
Royal Caribbean Cruises Ltd., 8%, 2010                                         4,190,000                4,397,527
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                        3,425,000                3,649,259
Wyndham Worldwide Corp., 6%, 2016                                              4,380,000                4,284,087
                                                                                                   --------------
                                                                                                   $   25,564,023
-----------------------------------------------------------------------------------------------------------------
Industrial - 0.4%
-----------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.5%, 2011                                               $    5,024,000           $    5,169,902
-----------------------------------------------------------------------------------------------------------------
Insurance - 1.5%
-----------------------------------------------------------------------------------------------------------------
American International Group, Inc., 6.25%, 2037                           $    5,320,000           $    4,950,829
ING Groep N.V., 5.775% to 2015, FRN to 2049                                    5,646,000                5,453,375
UnumProvident Corp., 6.85%, 2015 (n)                                           8,751,000                9,028,739
                                                                                                   --------------
                                                                                                   $   19,432,943
-----------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 1.5%
-----------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                   $    3,795,000           $    3,758,177
Chubb Corp., 6.375% to 2017, FRN to 2037                                       4,340,000                4,272,214
Fund American Cos., Inc., 5.875%, 2013                                         6,104,000                6,042,166
ZFS Finance USA Trust V, FRN, 6.5%, 2037 (n)                                   5,610,000                5,399,081
                                                                                                   --------------
                                                                                                   $   19,471,638
-----------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.6%
-----------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014                                      $    6,815,000           $    7,053,525
-----------------------------------------------------------------------------------------------------------------
Major Banks - 6.7%
-----------------------------------------------------------------------------------------------------------------
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049                         $    6,300,000           $    5,943,256
Bank of America Corp., 5.49%, 2019                                             2,815,000                2,725,731
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (n)                             10,798,000               11,614,394
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                   7,063,000                6,542,393
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)                                   4,300,000                4,276,986
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                      10,231,000                9,754,675
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                           9,752,000                9,959,435
PNC Funding Corp., 5.625%, 2017                                                4,570,000                4,457,985
Royal Bank of Scotland Group PLC, 6.99% to 2017,
FRN to 2049 (z)                                                                3,860,000                3,901,290
Royal Bank of Scotland Group PLC, 9.118%, 2049                                 2,152,000                2,301,745
Unicredit Luxembourg Financial S.A., 6%, 2017 (z)                              6,850,000                6,764,641
UniCredito Italiano Capital Trust II, 9.2% to 2010,
FRN to 2049 (n)                                                                5,204,000                5,605,801
Wachovia Corp., 4.875%, 2014                                                   3,896,000                3,749,997
Wachovia Corp., 6.605%, 2025                                                   7,936,000                8,271,304
                                                                                                   --------------
                                                                                                   $   85,869,633
-----------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.4%
-----------------------------------------------------------------------------------------------------------------
Covidien Ltd., 6%, 2017 (z)                                               $    2,740,000           $    2,776,932
Covidien Ltd., 6.55%, 2037 (z)                                                 3,470,000                3,535,087
Fisher Scientific International, Inc., 6.125%, 2015                            9,060,000                9,010,940
HCA, Inc., 8.75%, 2010                                                         4,117,000                4,189,048
Hospira, Inc., 5.55%, 2012                                                     1,390,000                1,391,529
Hospira, Inc., 6.05%, 2017                                                     5,030,000                5,022,515
McKesson Corp., 5.7%, 2017                                                     5,010,000                4,984,519
                                                                                                   --------------
                                                                                                   $   30,910,570
-----------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%
-----------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                               $    6,119,000           $    6,281,704
Vale Overseas Ltd., 6.25%, 2017                                                4,337,000                4,385,201
                                                                                                   --------------
                                                                                                   $   10,666,905
-----------------------------------------------------------------------------------------------------------------
Mortgage Backed - 8.6%
-----------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2035                                             $   36,992,364           $   36,834,372
Fannie Mae, 6%, 2017 - 2035                                                   12,301,528               12,438,870
Fannie Mae, 4.5%, 2018                                                         9,900,409                9,603,976
Fannie Mae, 7.5%, 2030 - 2031                                                  1,976,926                2,092,409
Fannie Mae, 6.5%, 2032 - 2036                                                  6,868,770                7,067,879
Freddie Mac, 6%, 2021 - 2034                                                   4,330,791                4,389,732
Freddie Mac, 5%, 2025 - 2035                                                  27,357,704               26,399,158
Freddie Mac, 5.5%, 2035                                                       11,586,554               11,419,387
                                                                                                   --------------
                                                                                                   $  110,245,783
-----------------------------------------------------------------------------------------------------------------
Municipals - 1.0%
-----------------------------------------------------------------------------------------------------------------
Texas Transportation Commission Mobility Fund, 5%, 2037                   $   12,200,000           $   12,606,382
-----------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 3.1%
-----------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                          $    8,438,000           $    9,252,545
CenterPoint Energy, Inc., 5.95%, 2017                                          2,950,000                2,898,584
Enterprise Products Partners LP, 6.3%, 2017                                    3,590,000                3,655,446
Intergas Finance B.V., 6.375%, 2017 (n)                                        1,548,000                1,447,380
Kinder Morgan Energy Partners LP, 5.125%, 2014                                 2,559,000                2,460,760
Kinder Morgan Energy Partners LP, 7.4%, 2031                                   3,627,000                3,928,741
Spectra Energy Capital LLC, 8%, 2019                                           5,750,000                6,554,362
Williams Cos., Inc., 7.125%, 2011                                              8,651,000                8,975,413
                                                                                                   --------------
                                                                                                   $   39,173,231
-----------------------------------------------------------------------------------------------------------------
Network & Telecom - 3.5%
-----------------------------------------------------------------------------------------------------------------
AT&T, Inc., 5.1%, 2014                                                    $    8,569,000           $    8,413,507
CenturyTel, Inc., 8.375%, 2010                                                   230,000                  248,978
Deutsche Telekom International Finance B.V., 8%, 2010                          3,029,000                3,247,924
Telecom Italia Capital, 6.2%, 2011                                             6,070,000                6,248,446
Telefonica Emisiones S.A.U., 7.045%, 2036                                      3,450,000                3,789,494
Telefonica Europe B.V., 7.75%, 2010                                            6,019,000                6,444,868
TELUS Corp., 8%, 2011                                                         11,676,000               12,664,584
Verizon New York, Inc., 6.875%, 2012                                           3,786,000                4,012,441
                                                                                                   --------------
                                                                                                   $   45,070,242
-----------------------------------------------------------------------------------------------------------------
Oil Services - 0.2%
-----------------------------------------------------------------------------------------------------------------
Weatherford International, Inc., 6.35%, 2017 (n)                          $    3,000,000           $    3,075,621
-----------------------------------------------------------------------------------------------------------------
Oils - 0.9%
-----------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                  $   10,500,000           $   10,941,147
-----------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 5.5%
-----------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co. S.A., FRN,
7.694%, 2012 (z)                                                          $    3,470,000           $    3,313,850
Alfa Diversified Payment Rights Finance Co., FRN,
7.594%, 2011 (n)                                                               3,686,450                3,575,857
Banco Mercantil del Norte S.A., 5.875% to 2009,
FRN to 2014 (n)                                                                4,158,000                4,126,815
Citigroup, Inc., 5%, 2014                                                      1,978,000                1,919,918
Credit Suisse (USA), Inc., 4.875%, 2010                                        8,611,000                8,607,986
Deutsche Bank AG, 5.375%, 2012                                                 5,450,000                5,502,173
Fifth Third Bancorp, 5.45%, 2017                                               2,668,000                2,596,967
Mizuho Capital Investment 1 Ltd., 6.686% to 2016,
FRN to 2049 (n)                                                                9,630,000                9,125,195
Mizuho Financial Group, Inc., 5.79%, 2014 (n)                                  5,310,000                5,373,587
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)                                4,178,000                3,876,081
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                               6,312,000                5,847,601
Russian Standard Finance S.A., 8.625%, 2011 (n)                                3,883,000                3,591,775
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                     6,470,000                6,395,776
UFJ Finance Aruba AEC, 6.75%, 2013                                             6,193,000                6,526,444
                                                                                                   --------------
                                                                                                   $   70,380,025
-----------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.8%
-----------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                          $    3,975,000           $    4,238,344
Idearc, Inc., 8%, 2016                                                         5,655,000                5,669,138
                                                                                                   --------------
                                                                                                   $    9,907,482
-----------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.1%
-----------------------------------------------------------------------------------------------------------------
CSX Corp., 6.3%, 2012                                                     $    4,932,000           $    5,092,369
Kansas City Southern de Mexico, 7.375%, 2014 (n)                               2,170,000                2,170,000
TFM S.A. de C.V., 9.375%, 2012                                                 6,032,000                6,393,920
                                                                                                   --------------
                                                                                                   $   13,656,289
-----------------------------------------------------------------------------------------------------------------
Real Estate - 2.8%
-----------------------------------------------------------------------------------------------------------------
ERP Operating LP, REIT, 5.75%, 2017                                       $    6,580,000           $    6,370,605
HRPT Properties Trust, REIT, 6.25%, 2016                                       6,245,000                6,133,227
Liberty Property Ltd. Partnership, REIT, 5.5%, 2016                            4,340,000                4,085,264
ProLogis, REIT, 5.75%, 2016                                                    6,887,000                6,742,993
ProLogis, REIT, 5.625%, 2016                                                   1,300,000                1,248,694
Simon Property Group LP, REIT, 6.35%, 2012                                     4,283,000                4,405,524
Simon Property Group LP, REIT, 5.75%, 2015                                     6,800,000                6,666,618
                                                                                                   --------------
                                                                                                   $   35,652,925
-----------------------------------------------------------------------------------------------------------------
Restaurants - 0.2%
-----------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                           $    2,887,000           $    3,195,727
-----------------------------------------------------------------------------------------------------------------
Retailers - 1.3%
-----------------------------------------------------------------------------------------------------------------
Federated Retail Holdings, Inc., 5.35%, 2012                              $    3,170,000           $    3,090,519
Home Depot, Inc., 5.875%, 2036                                                 5,970,000                5,212,389
J.C. Penney Corp., Inc., 8%, 2010                                                527,000                  561,439
Macy's, Inc., 6.625%, 2011                                                     2,861,000                2,925,121
Target Corp., 6.5%, 2037                                                       4,248,000                4,303,887
                                                                                                   --------------
                                                                                                   $   16,093,355
-----------------------------------------------------------------------------------------------------------------
Supermarkets - 0.6%
-----------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9%, 2031                                          $    2,407,000           $    2,913,423
Kroger Co., 6.4%, 2017                                                         5,070,000                5,274,843
                                                                                                   --------------
                                                                                                   $    8,188,266
-----------------------------------------------------------------------------------------------------------------
Supranational - 0.2%
-----------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                               $    2,747,000           $    2,916,336
-----------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.5%
-----------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008 (n)                                  $    3,758,000           $    3,786,185
Nextel Communications, Inc., 5.95%, 2014                                       9,650,000                9,215,750
Rogers Cable, Inc., 5.5%, 2014                                                 2,229,000                2,178,756
Rogers Wireless, Inc., 7.25%, 2012                                             3,315,000                3,537,970
                                                                                                   --------------
                                                                                                   $   18,718,661
-----------------------------------------------------------------------------------------------------------------
Telephone Services - 0.3%
-----------------------------------------------------------------------------------------------------------------
Embarq Corp., 7.082%, 2016                                                $    3,710,000           $    3,877,443
-----------------------------------------------------------------------------------------------------------------
Tobacco - 1.0%
-----------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%, 2012                                      $    5,112,000           $    5,434,705
Reynolds American, Inc., 6.75%, 2017                                           7,310,000                7,648,088
                                                                                                   --------------
                                                                                                   $   13,082,793
-----------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.5%
-----------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                  $    5,930,000           $    6,956,590
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 4.1%
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                          $   26,700,000           $   30,988,688
U.S. Treasury Notes, 4.75%, 2014                                              13,062,000               13,424,262
U.S. Treasury Notes, TIPS, 2%, 2014                                            7,677,506                7,675,111
                                                                                                   --------------
                                                                                                   $   52,088,061
-----------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 8.7%
-----------------------------------------------------------------------------------------------------------------
AES Corp., 8.875%, 2011                                                   $    8,673,000           $    9,052,444
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)                               8,890,000                9,645,650
Beaver Valley Funding Corp., 9%, 2017                                          9,694,000               10,910,209
DPL, Inc., 6.875%, 2011                                                        3,644,000                3,825,486
EDP Finance B.V., 6%, 2018 (z)                                                 6,800,000                6,779,206
Empresa Nacional de Electricidad S.A., 8.35%, 2013                             2,055,000                2,307,208
Enel Finance International S.A., 6.8%, 2037 (z)                                6,250,000                6,547,781
Enersis S.A., 7.375%, 2014                                                     4,189,000                4,449,715
Exelon Generation Co. LLC, 6.95%, 2011                                        11,821,000               12,409,213
Mirant Americas Generation LLC, 8.3%, 2011                                     5,000,000                5,056,250
NiSource Finance Corp., 7.875%, 2010                                           7,649,000                8,186,159
NorthWestern Corp., 5.875%, 2014                                               4,275,000                4,276,415
NRG Energy, Inc., 7.375%, 2016                                                 9,430,000                9,406,425
PSEG Power LLC, 5.5%, 2015                                                     1,705,000                1,672,423
Reliant Energy, Inc., 7.625%, 2014                                             6,970,000                7,030,988
System Energy Resources, Inc., 5.129%, 2014 (n)                                3,179,723                3,180,327
Waterford 3 Funding Corp., 8.09%, 2017                                         6,068,635                6,134,723
                                                                                                   --------------
                                                                                                   $  110,870,622
-----------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $1,247,043,407)                                                      $1,234,701,345
-----------------------------------------------------------------------------------------------------------------
Money Market Funds (v) - 2.9%
-----------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.18%,
at Cost and Net Asset Value                                                   37,243,301           $   37,243,301
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $1,284,286,708) (k)                                            $1,271,944,646
-----------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.5%                                                                   6,580,537
-----------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                $1,278,525,183
-----------------------------------------------------------------------------------------------------------------
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of October 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $1,203,549,478 and 94.62% of market value. An independent pricing service provided an evaluated bid for 93.63% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $169,917,722, representing
    13.3% of net assets.
(v) Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                               ACQUISITION       ACQUISITION        CURRENT         TOTAL % OF
RESTRICTED SECURITIES                             DATE               COST         MARKET VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance
Co. S.A., FRN, 7.694%, 2012                      3/23/07            $3,903,300       $ 3,313,850
Bayview Financial Revolving Mortgage Loan
Trust, FRN, 5.619%, 2040                         3/01/06             2,930,000         2,929,989
Brazilian Merchant Voucher Receivables
Ltd., 5.911%, 2011                          7/02/03 - 3/08/07        5,207,042         4,871,653
Chase Commercial Mortgage Securities
Corp., 6.6%, 2029                                6/07/00             3,716,457         4,130,530
Covidien Ltd., 6%, 2017                         10/17/07             2,738,000         2,776,932
Covidien Ltd., 6.55%, 2037                      10/17/07             3,454,732         3,535,087
DLJ Commercial Mortgage Corp., 6.04%, 2031       7/23/04             2,636,824         2,695,257
EDP Finance B.V., 6%, 2018                      10/26/07             6,790,072         6,779,206
Enel Finance International S.A.,
6.8%, 2037                                       9/13/07             6,233,438         6,547,781
Falcon Franchise Loan LLC,
6.5%, 2014                                       7/15/05             2,370,664         1,913,100
Falcon Franchise Loan LLC, FRN,
3.69%, 2025                                      1/29/03             2,930,551         2,084,664
GMAC Commercial Mortgage Securities,
Inc., FRN, 6.02%, 2033                           3/20/02             3,704,598         4,060,580
Prudential Securities Secured Financing
Corp., FRN, 7.268%, 2013                        12/06/04             3,734,439         3,538,632
Royal Bank of Scotland Group PLC,
6.99% to 2017, FRN to 2049                       9/26/07             3,860,000         3,901,290
Spirit Master Funding LLC,
5.05%, 2023                                     10/04/05             2,788,668         2,660,893
Tesco PLC, 6.15%, 2037                          10/29/07             2,695,231         2,656,141
Tyco Electronics Ltd., 6.55%, 2017              10/18/07             1,666,023         2,500,046
Tyco Electronics Ltd., 7.125%, 2037              9/20/07             1,692,248         1,777,267
Unicredit Luxembourg Financial S.A.,
6%, 2017                                        10/24/07             6,844,931         6,764,641
------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                          $69,437,539       5.4%
                                                                                     =====================

The following abbreviations are used in this report and are defined:

CDO   Collateralized Debt Obligation
CLO   Collateralized Loan Obligation
FRN   Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
FSB   Federal Savings Bank
REIT  Real Estate Investment Trust
TIPS  Treasury Inflation Protected Security

SWAP AGREEMENTS AT 10/31/07

                                                                                                         UNREALIZED
                        NOTIONAL                                 CASH FLOWS           CASH FLOWS        APPRECIATION
EXPIRATION               AMOUNT            COUNTERPARTY          TO RECEIVE             TO PAY         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
 6/20/09          USD 3,500,000       JPMorgan Chase Bank     4.1% (fixed rate)           (1)              $(150,877)
12/20/12          USD 6,090,000       Merrill Lynch                  (2)          1.00% (fixed rate)        (475,020)
                                      International
 3/20/17          USD 2,520,000       Goldman Sachs                  (3)           0.4% (fixed rate)         (10,273)
                                      International
 3/20/17          USD 3,270,000       JPMorgan Chase Bank            (4)          0.38% (fixed rate)          (8,637)
 3/20/17          USD 1,060,000       JPMorgan Chase Bank            (5)          0.78% (fixed rate)         (21,612)
 3/20/17          USD 1,060,000       JPMorgan Chase Bank            (5)          0.80% (fixed rate)         (23,205)
 3/20/17          USD 1,049,000       Merrill Lynch                  (5)          0.81% (fixed rate)         (23,753)
                                      International
 6/20/17          USD 3,200,000       Merrill Lynch                  (6)          0.91% (fixed rate)          (8,433)
                                      International
 6/20/17          USD 3,300,000       Morgan Stanley                 (7)          0.74% (fixed rate)         (32,749)
                                      Capital Services, Inc.
                                                                                                           ---------
                                                                                                           $(754,559)
                                                                                                           =========

(1) Fund to pay notional amount upon a defined credit event by Abitibi - Consolidated, Inc., 8.375%, 4/01/15.
(2) Fund to receive notional amount upon a defined credit event by MBIA, Inc., 6.625%, 10/01/28.
(3) Fund to receive notional amount upon a defined credit event by Dover Corp., 6.25%, 6/01/08.
(4) Fund to receive notional amount upon a defined credit event by PPG Industries, Inc., 7.05%, 8/15/09.
(5) Fund to receive notional amount upon a defined credit event by Waste Management, Inc., 7.375%, 8/01/10.
(6) Fund to receive notional amount upon a defined credit event by New York Times Co., 4.61%, 9/26/12.
(7) Fund to receive notional amount upon a defined credit event by Spectra Energy Capital LLC, 6.25%, 2/15/13.

At October 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
At 10/31/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value
  Investments in non-affiliated issuers, at value
  (identified cost, $1,247,043,407)                              $1,234,701,345
  Investments in underlying fund, at cost and value                  37,243,301
-------------------------------------------------------------------------------------------------------
Total investments, at value (identified cost, $1,284,286,708)    $1,271,944,646
Receivable for investments sold                                       7,252,083
Receivable for fund shares sold                                       2,183,767
Interest and dividends receivable                                    18,102,371
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,299,482,867
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable to custodian                                                 $3,143,401
Distributions payable                                                   851,758
Payable for investments purchased                                     9,485,303
Payable for fund shares reacquired                                    5,860,254
Unrealized depreciation on credit default swaps                         754,559
Payable to affiliates
  Management fee                                                         21,107
  Shareholder servicing costs                                           589,109
  Distribution and service fees                                          27,801
  Administrative services fee                                             1,129
  Retirement plan administration and services fees                        1,462
Payable for independent trustees' compensation                           99,711
Accrued expenses and other liabilities                                  122,090
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $20,957,684
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,278,525,183
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $1,358,818,349
Unrealized appreciation (depreciation) on investments               (13,096,621)
Accumulated net realized gain (loss) on investments                 (65,522,939)
Accumulated distributions in excess of net investment income         (1,673,606)
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,278,525,183
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   102,857,660
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $809,475,411
  Shares outstanding                                                 65,082,145
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $12.44
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                 $13.06
-------------------------------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $127,990,025
  Shares outstanding                                                 10,324,046
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $12.40
-------------------------------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $76,561,254
  Shares outstanding                                                  6,183,323
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $12.38
-------------------------------------------------------------------------------------------------------

Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $50,383,955
  Shares outstanding                                                  4,049,351
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $12.44
-------------------------------------------------------------------------------------------------------

Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $25,534,217
  Shares outstanding                                                  2,053,538
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $12.43
-------------------------------------------------------------------------------------------------------

Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $6,760,092
  Shares outstanding                                                    545,471
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $12.39
-------------------------------------------------------------------------------------------------------

Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $6,704,675
  Shares outstanding                                                    541,060
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $12.39
-------------------------------------------------------------------------------------------------------

Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $45,313,976
  Shares outstanding                                                  3,644,632
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $12.43
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $55,870,490
  Shares outstanding                                                  4,493,211
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $12.43
-------------------------------------------------------------------------------------------------------

Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $73,931,088
  Shares outstanding                                                  5,940,883
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $12.44
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 10/31/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Interest                                                            $39,048,865
  Dividends from underlying funds                                       1,078,466
  Foreign taxes withheld                                                   (4,184)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $40,123,147
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $2,512,116
  Distribution and service fees                                         2,623,686
  Shareholder servicing costs                                           1,447,068
  Administrative services fee                                             110,014
  Retirement plan administration and services fees                        107,405
  Independent trustees' compensation                                       18,325
  Custodian fee                                                            81,597
  Shareholder communications                                               70,292
  Auditing fees                                                            28,967
  Legal fees                                                                7,049
  Miscellaneous                                                           112,677
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $7,119,196
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                            (575,751)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $6,543,445
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $33,579,702
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions
    Non-affiliated issuers                                            $(4,038,774)
  Swap transactions                                                       118,842
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                     $(3,919,932)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                        $(20,171,127)
  Swap transactions                                                      (744,515)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                  $(20,915,642)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                     $(24,835,574)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $8,744,128
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                    10/31/07                    4/30/07
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $33,579,702                $66,394,357
Net realized gain (loss) on investments                           (3,919,932)                 4,417,282
Net unrealized gain (loss) on investments                        (20,915,642)                28,069,012
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $8,744,128                $98,880,651
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(22,780,107)              $(46,541,934)
  Class B                                                         (3,544,127)                (9,212,451)
  Class C                                                         (1,907,439)                (3,708,159)
  Class I                                                         (1,423,251)                (2,549,390)
  Class R                                                           (929,623)                (2,169,220)
  Class R1                                                          (107,809)                  (125,469)
  Class R2                                                           (97,391)                   (79,913)
  Class R3                                                          (877,467)                  (929,392)
  Class R4                                                        (1,254,568)                (1,179,768)
  Class R5                                                        (1,997,675)                  (826,175)
  Class 529A                                                              --                    (23,415)
  Class 529B                                                              --                     (7,535)
  Class 529C                                                              --                    (10,303)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(34,919,457)              $(67,363,124)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $(4,472,673)              $(34,861,439)
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $(30,648,002)               $(3,343,912)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                         1,309,173,185              1,312,517,097
At end of period (including accumulated distributions in
excess of net investment income of $1,673,606 and
$333,851, respectively)                                       $1,278,525,183             $1,309,173,185
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                   SIX MONTHS                                    YEARS ENDED 4/30
                                        ENDED      ----------------------------------------------------------------------------
CLASS A                              10/31/07             2007             2006             2005           2004            2003
                                  (UNAUDITED)

Net asset value,
beginning of period                    $12.69           $12.38           $12.91           $12.92         $13.03          $12.27
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)             $0.33            $0.66            $0.64            $0.65          $0.65           $0.70
  Net realized and unrealized
  gain (loss) on investments            (0.23)            0.32            (0.49)            0.05          (0.05)           0.82
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations        $0.10            $0.98            $0.15            $0.70          $0.60           $1.52
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income           $(0.35)          $(0.67)          $(0.68)          $(0.71)        $(0.71)         $(0.76)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $12.44           $12.69           $12.38           $12.91         $12.92          $13.03
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)               0.79(n)          8.13             1.11             5.55           4.67           12.84
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                           0.98(a)          0.93             0.97             0.93           0.94            0.92
Expenses after expense
reductions (f)                           0.89(a)          0.84             0.88             0.84           0.93             N/A
Net investment income                    5.33(a)          5.29             4.99             4.98           4.95            5.59
Portfolio turnover                         26               45               55               40             73             112
Net assets at end of period
(000 Omitted)                        $809,475         $832,752         $896,891         $926,909       $956,960      $1,116,853
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                                    YEARS ENDED 4/30
                                        ENDED      ----------------------------------------------------------------------------
CLASS B                              10/31/07             2007             2006             2005           2004            2003
                                  (UNAUDITED)

Net asset value,
beginning of period                    $12.65           $12.34           $12.86           $12.88         $12.99          $12.23
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)             $0.29            $0.57            $0.55            $0.56          $0.55           $0.61
  Net realized and unrealized
  gain (loss) on investments            (0.24)            0.32            (0.48)            0.04          (0.04)           0.82
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations        $0.05            $0.89            $0.07            $0.60          $0.51           $1.43
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income           $(0.30)          $(0.58)          $(0.59)          $(0.62)        $(0.62)         $(0.67)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $12.40           $12.65           $12.34           $12.86         $12.88          $12.99
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)               0.44(n)          7.39             0.47             4.74           3.94           12.09
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                           1.68(a)          1.63             1.67             1.63           1.64            1.62
Expenses after expense
reductions (f)                           1.59(a)          1.54             1.58             1.54           1.63             N/A
Net investment income                    4.63(a)          4.60             4.28             4.29           4.25            4.89
Portfolio turnover                         26               45               55               40             73             112
Net assets at end of period
(000 Omitted)                        $127,990         $164,852         $230,360         $307,017       $376,847        $474,882
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                                    YEARS ENDED 4/30
                                        ENDED      ----------------------------------------------------------------------------
CLASS C                              10/31/07             2007             2006             2005           2004            2003
                                  (UNAUDITED)

Net asset value,
beginning of period                    $12.63           $12.33           $12.85           $12.87         $12.97          $12.22
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)             $0.29            $0.57            $0.54            $0.55          $0.55           $0.61
  Net realized and unrealized
  gain (loss) on investments            (0.24)            0.31            (0.48)            0.05          (0.04)           0.81
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations        $0.05            $0.88            $0.06            $0.60          $0.51           $1.42
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income           $(0.30)          $(0.58)          $(0.58)          $(0.62)        $(0.61)         $(0.67)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $12.38           $12.63           $12.33           $12.85         $12.87          $12.97
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)               0.43(n)          7.31             0.47             4.74           4.02           12.02
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                           1.68(a)          1.63             1.67             1.63           1.64            1.62
Expenses after expense
reductions (f)                           1.59(a)          1.54             1.58             1.54           1.63             N/A
Net investment income                    4.63(a)          4.59             4.29             4.28           4.25            4.91
Portfolio turnover                         26               45               55               40             73             112
Net assets at end of period
(000 Omitted)                         $76,561          $79,473          $79,921          $82,890        $91,338        $108,718
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                                    YEARS ENDED 4/30
                                        ENDED      ----------------------------------------------------------------------------
CLASS I                              10/31/07             2007             2006             2005           2004            2003
                                  (UNAUDITED)

Net asset value,
beginning of period                    $12.70           $12.39           $12.91           $12.93         $13.03          $12.27
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)             $0.35            $0.70            $0.67            $0.69          $0.69           $0.67
  Net realized and unrealized
  gain (loss) on investments            (0.25)            0.32            (0.47)            0.04          (0.04)           0.89
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations        $0.10            $1.02            $0.20            $0.73          $0.65           $1.56
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income           $(0.36)          $(0.71)          $(0.72)          $(0.75)        $(0.75)         $(0.80)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $12.44           $12.70           $12.39           $12.91         $12.93          $13.03
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                  0.87(n)          8.45             1.50             5.79           5.06           13.17
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                           0.68(a)          0.63             0.67             0.63           0.64            0.62
Expenses after expense
reductions (f)                           0.59(a)          0.54             0.58             0.54           0.63             N/A
Net investment income                    5.63(a)          5.59             5.29             5.28           5.25            5.73
Portfolio turnover                         26               45               55               40             73             112
Net assets at end of period
(000 Omitted)                         $50,384          $49,251          $41,976          $44,604        $41,613         $53,249
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                    YEARS ENDED 4/30
                                            ENDED      -----------------------------------------------------------------------
CLASS R                                  10/31/07            2007            2006            2005           2004       2003(i)
                                      (UNAUDITED)

Net asset value,
beginning of period                        $12.69          $12.37          $12.90          $12.92         $13.03        $12.67
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                 $0.32           $0.63           $0.60           $0.61          $0.64         $0.11
  Net realized and unrealized gain
  (loss) on investments                     (0.25)           0.34           (0.48)           0.06          (0.07)         0.49(g)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $0.07           $0.97           $0.12           $0.67          $0.57         $0.60
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income               $(0.33)         $(0.65)         $(0.65)         $(0.69)        $(0.68)       $(0.24)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $12.43          $12.69          $12.37          $12.90         $12.92        $13.03
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                      0.61(n)         8.01            0.91            5.26           4.46          4.77(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)        1.18(a)         1.13            1.17            1.15           1.13          1.12(a)
Expenses after expense reductions (f)        1.09(a)         1.04            1.08            1.06           1.12           N/A(a)
Net investment income                        5.14(a)         5.07            4.81            4.76           5.04          2.95(a)
Portfolio turnover                             26              45              55              40             73           112
Net assets at end of period
(000 Omitted)                             $25,534         $40,762         $45,396         $25,582        $11,353          $872
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS                         YEARS ENDED 4/30
                                                                  ENDED       -----------------------------------------------
CLASS R1                                                       10/31/07              2007              2006           2005(i)
                                                            (UNAUDITED)

Net asset value, beginning of period                             $12.65            $12.34            $12.86            $12.80
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                       $0.28             $0.56             $0.53             $0.04
  Net realized and unrealized gain (loss) on investments          (0.24)             0.32             (0.48)             0.07(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.04             $0.88             $0.05             $0.11
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.30)           $(0.57)           $(0.57)           $(0.05)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $12.39            $12.65            $12.34            $12.86
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                            0.31(n)           7.29              0.33              0.85(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.78(a)           1.81              1.87              1.96(a)
Expenses after expense reductions (f)                              1.69(a)           1.64              1.70              1.87(a)
Net investment income                                              4.51(a)           4.49              4.28              4.06(a)
Portfolio turnover                                                   26                45                55                40
Net assets at end of period (000 Omitted)                        $6,760            $3,612            $1,900               $50
-----------------------------------------------------------------------------------------------------------------------------

                                                             SIX MONTHS                         YEARS ENDED 4/30
                                                                  ENDED       -----------------------------------------------
CLASS R2                                                       10/31/07              2007              2006           2005(i)
                                                            (UNAUDITED)

Net asset value, beginning of period                             $12.64            $12.34            $12.86            $12.80
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                       $0.30             $0.59             $0.56             $0.05
  Net realized and unrealized gain (loss) on investments          (0.23)             0.32             (0.47)             0.06(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.07             $0.91             $0.09             $0.11
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.32)           $(0.61)           $(0.61)           $(0.05)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $12.39            $12.64            $12.34            $12.86
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                            0.56(n)           7.58              0.66              0.87(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.43(a)           1.50              1.58              1.68(a)
Expenses after expense reductions (f)                              1.34(a)           1.29              1.36              1.59(a)
Net investment income                                              4.85(a)           4.83              4.69              4.37(a)
Portfolio turnover                                                   26                45                55                40
Net assets at end of period (000 Omitted)                        $6,705            $2,883              $907               $50
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                  SIX MONTHS                               YEARS ENDED 4/30
                                                       ENDED       ----------------------------------------------------------
CLASS R3                                            10/31/07             2007            2006            2005         2004(i)
                                                 (UNAUDITED)

Net asset value, beginning of period                  $12.69           $12.38          $12.90          $12.92          $12.96
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.31            $0.62           $0.58           $0.53           $0.31
  Net realized and unrealized gain (loss)
  on investments                                       (0.25)            0.32           (0.47)           0.11           (0.03)(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.06            $0.94           $0.11           $0.64           $0.28
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.32)          $(0.63)         $(0.63)         $(0.66)         $(0.32)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $12.43           $12.69          $12.38          $12.90          $12.92
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                 0.54(n)          7.76            0.80            5.00            2.16(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.33(a)          1.36            1.42            1.45            1.37(a)
Expenses after expense reductions (f)                   1.24(a)          1.19            1.26            1.36            1.35(a)
Net investment income                                   4.97(a)          4.94            4.65            4.48            4.84(a)
Portfolio turnover                                        26               45              55              40              73
Net assets at end of period (000 Omitted)            $45,314          $27,069          $9,992          $4,039            $256
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS                         YEARS ENDED 4/30
                                                                  ENDED       -----------------------------------------------
CLASS R4                                                       10/31/07              2007              2006           2005(i)
                                                            (UNAUDITED)

Net asset value, beginning of period                             $12.69            $12.38            $12.91            $12.85
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                       $0.33             $0.65             $0.56             $0.05
  Net realized and unrealized gain (loss) on investments          (0.25)             0.32             (0.43)             0.07(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.08             $0.97             $0.13             $0.12
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.34)           $(0.66)           $(0.66)           $(0.06)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $12.43            $12.69            $12.38            $12.91
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                            0.66(n)           8.03              1.01              0.91(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.08(a)           1.02              1.09              1.19(a)
Expenses after expense reductions (f)                              0.99(a)           0.94              1.00              1.10(a)
Net investment income                                              5.23(a)           5.19              5.08              4.93(a)
Portfolio turnover                                                   26                45                55                40
Net assets at end of period (000 Omitted)                       $55,870           $38,827            $4,170               $50
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS                         YEARS ENDED 4/30
                                                                  ENDED       -----------------------------------------------
CLASS R5                                                       10/31/07              2007              2006           2005(i)
                                                            (UNAUDITED)

Net asset value, beginning of period                             $12.70            $12.38            $12.91            $12.85
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                       $0.34             $0.68             $0.66             $0.06
  Net realized and unrealized gain (loss) on investments          (0.24)             0.34             (0.49)             0.06(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.10             $1.02             $0.17             $0.12
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.36)           $(0.70)           $(0.70)           $(0.06)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $12.44            $12.70            $12.38            $12.91
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                            0.82(n)           8.43              1.32              0.93(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             0.78(a)           0.73              0.77              0.90(a)
Expenses after expense reductions (f)                              0.69(a)           0.64              0.68              0.81(a)
Net investment income                                              5.53(a)           5.84              5.19              5.14(a)
Portfolio turnover                                                   26                45                55                40
Net assets at end of period (000 Omitted)                       $73,931           $69,694               $51               $50
-----------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), October 31, 2003 (Class R3), and April 1, 2005
    (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts and swap agreements.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund holds a credit default swap in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended October 31, 2007, custody fees were not reduced.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                              4/30/07

Ordinary income (including any short-term capital gains)    $67,363,124

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 10/31/07

          Cost of investments                          $1,292,885,351
          -----------------------------------------------------------
          Gross appreciation                               $9,526,741
          Gross depreciation                              (30,467,446)
          -----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $(20,940,705)

          AS OF 4/30/07

          Undistributed ordinary income                    $5,313,714
          Capital loss carryforwards                      (51,406,320)
          Post-October capital loss deferral                 (545,434)
          Other temporary differences                      (5,651,324)
          Net unrealized appreciation (depreciation)       (1,828,473)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of April 30, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          4/30/09                                        $(11,366,948)
          4/30/10                                          (4,472,574)
          4/30/11                                         (26,201,916)
          4/30/12                                          (9,364,882)
          -----------------------------------------------------------
                                                         $(51,406,320)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class 529A, Class 529B, and Class 529C shares closed on March 31, 2007.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

     First $1.1 billion of average daily net assets       0.39%
     Average daily net assets in excess of $1.1 billion   0.38%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended October 31, 2007, this waiver amounted to $572,656 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2007 was equivalent to an annual effective rate of 0.30% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $48,936 for the six months ended October 31, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE           PLAN (d)          RATE (e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.30%          $1,237,560
Class B                             0.75%              0.25%              1.00%             1.00%             735,057
Class C                             0.75%              0.25%              1.00%             1.00%             395,089
Class R                             0.25%              0.25%              0.50%             0.50%              87,664
Class R1                            0.50%              0.25%              0.75%             0.75%              16,974
Class R2                            0.25%              0.25%              0.50%             0.50%               9,508
Class R3                            0.25%              0.25%              0.50%             0.50%              84,270
Class R4                               --              0.25%              0.25%             0.25%              57,564
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $2,623,686

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2007 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. 0.05% of the Class A distribution fee is currently being paid by the fund. Payment of the remaining 0.05% of the Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2007, were as follows:

                                                            AMOUNT

              Class A                                       $5,569
              Class B                                      $93,728
              Class C                                       $5,100

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2007, the fee was $276,375, which equated to 0.0429% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,170,693. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended October 31, 2007 was equivalent to an annual effective rate of 0.0171% of the fund 's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended October 31, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                               ANNUAL
                                            EFFECTIVE               TOTAL
                                                 RATE              AMOUNT

               Class R1                         0.35%              $7,921
               Class R2                         0.25%               4,754
               Class R3                         0.15%              25,281
               Class R4                         0.15%              34,539
               Class R5                         0.10%              34,910
               ----------------------------------------------------------
               Total Retirement Plan Administration
               and Services Fees                                 $107,405

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $2,639. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $463. Both amounts are included in independent trustees' compensation for the six months ended October 31, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $98,065 at October 31, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended October 31, 2007, the fee paid to Tarantino LLC was $3,153. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,095, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:
                                                 PURCHASES              SALES

U.S. government securities                     $27,938,375        $31,787,984
-----------------------------------------------------------------------------
Investments (non-U.S. government securities)  $298,817,655       $290,308,984
-----------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                     10/31/07                          4/30/07
                                             SHARES           AMOUNT           SHARES           AMOUNT
Shares sold

  Class A                                   20,768,231      $257,688,392      18,639,614      $233,613,667
  Class B                                    1,049,439        12,976,840       2,168,881        27,059,079
  Class C                                      813,266        10,063,964       1,457,116        18,193,597
  Class I                                    4,127,583        51,197,381       1,224,745        15,403,274
  Class R                                      640,252         7,936,853       2,038,452        25,586,455
  Class R1                                     301,776         3,729,765         417,589         5,232,778
  Class R2                                     400,786         4,956,972         320,893         4,028,413
  Class R3                                   1,856,265        23,068,101       3,225,362        40,508,120
  Class R4                                   2,160,634        26,773,732       5,025,829        62,990,729
  Class R5                                   1,181,459        14,700,735       5,775,853        72,879,893
  Class 529A (c)                                    --                --           5,608            70,616
  Class 529B (c)                                    --                --           2,990            37,252
  Class 529C (c)                                    --                --           5,290            65,995
----------------------------------------------------------------------------------------------------------
                                            33,299,691      $413,092,735      40,308,222      $505,669,868

Shares issued to shareholders
in reinvestment of distributions

  Class A                                    1,538,424       $19,158,672       3,155,228       $39,555,451
  Class B                                      228,004         2,831,603         573,715         7,164,418
  Class C                                      100,074         1,240,510         195,113         2,436,063
  Class I                                      111,681         1,391,218         195,788         2,457,055
  Class R                                       64,569           803,781         155,906         1,950,948
  Class R1                                       7,710            95,607           9,941           124,434
  Class R2                                       6,548            81,183           6,353            79,638
  Class R3                                      64,290           799,674          73,099           918,638
  Class R4                                      93,557         1,164,068          93,216         1,174,379
  Class R5                                     156,850         1,954,390          64,705           821,559
  Class 529A (c)                                    --                --           1,743            21,826
  Class 529B (c)                                    --                --             563             7,017
  Class 529C (c)                                    --                --             775             9,662
----------------------------------------------------------------------------------------------------------
                                             2,371,707       $29,520,706       4,526,145       $56,721,088

Shares reacquired

  Class A                                  (22,845,487)    $(283,413,761)    (28,617,596)    $(358,268,389)
  Class B                                   (3,985,548)      (49,333,284)     (8,376,957)     (104,488,165)
  Class C                                   (1,020,372)      (12,606,906)     (1,845,623)      (23,019,306)
  Class I                                   (4,069,356)      (50,478,272)       (930,032)      (11,655,683)
  Class R                                   (1,864,564)      (23,178,301)     (2,650,149)      (33,192,977)
  Class R1                                     (49,617)         (614,624)       (295,901)       (3,715,515)
  Class R2                                     (94,289)       (1,166,707)       (172,716)       (2,168,121)
  Class R3                                    (409,522)       (5,084,248)     (1,972,028)      (24,826,178)
  Class R4                                    (821,038)      (10,189,177)     (2,395,784)      (30,207,342)
  Class R5                                    (886,150)      (11,020,834)       (355,964)       (4,517,980)
  Class 529A (c)                                    --                --         (47,586)         (605,624)
  Class 529B (c)                                    --                --         (17,216)         (218,085)
  Class 529C (c)                                    --                --         (29,273)         (369,030)
----------------------------------------------------------------------------------------------------------
                                           (36,045,943)    $(447,086,114)    (47,706,825)    $(597,252,395)

Net change

  Class A                                     (538,832)      $(6,566,697)     (6,822,754)     $(85,099,271)
  Class B                                   (2,708,105)      (33,524,841)     (5,634,361)      (70,264,668)
  Class C                                     (107,032)       (1,302,432)       (193,394)       (2,389,646)
  Class I                                      169,908         2,110,327         490,501         6,204,646
  Class R                                   (1,159,743)      (14,437,667)       (455,791)       (5,655,574)
  Class R1                                     259,869         3,210,748         131,629         1,641,697
  Class R2                                     313,045         3,871,448         154,530         1,939,930
  Class R3                                   1,511,033        18,783,527       1,326,433        16,600,580
  Class R4                                   1,433,153        17,748,623       2,723,261        33,957,766
  Class R5                                     452,159         5,634,291       5,484,594        69,183,472
  Class 529A (c)                                    --                --         (40,235)         (513,182)
  Class 529B (c)                                    --                --         (13,663)         (173,816)
  Class 529C (c)                                    --                --         (23,208)         (293,373)
----------------------------------------------------------------------------------------------------------
                                              (374,545)      $(4,472,673)     (2,872,458)     $(34,861,439)

(c) Class 529A, Class 529B, and Class 529C shares closed on March 31, 2007.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended October 31, 2007, the fund's commitment fee and interest expense were $3,306 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) TRANSACTIONS IN UNDERLYING FUNDS-AFFILIATED ISSUERS

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

                                              BEGINNING     ACQUISITIONS      DISPOSITIONS        ENDING
                                             SHARES/PAR      SHARES/PAR        SHARES/PAR       SHARES/PAR
UNDERLYING FUNDS:                              AMOUNT          AMOUNT            AMOUNT           AMOUNT

MFS Institutional Money Market Portfolio         --          284,437,282     (247,193,981)      37,243,301

                                                            CAPITAL GAIN
                                                            DISTRIBUTIONS
                                                                FROM
                                              REALIZED       UNDERLYING         DIVIDEND          ENDING
UNDERLYING FUNDS:                            GAIN (LOSS)        FUNDS            INCOME           VALUE

MFS Institutional Money Market Portfolio         $--             $--           $1,078,466      $37,243,301

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"),
(ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole,
(vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund's Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for each of the one- and five-year period ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that there is an advisory fee reduction in effect for the Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters. The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is subject to a contractual breakpoint. However, such breakpoint is not applicable because the Fund is currently subject to the advisory fee reduction described above. Accordingly, the Trustees determined not to recommend any advisory fee breakpoint changes at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to MFS.COM, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 Semiannual report

                                                   MFS(R) LIMITED MATURITY FUND

LETTER FROM THE CEO                                        1
------------------------------------------------------------
PORTFOLIO COMPOSITION                                      2
------------------------------------------------------------
EXPENSE TABLE                                              3
------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                   5
------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                       15
------------------------------------------------------------
STATEMENT OF OPERATIONS                                   18
------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                       20
------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                      21
------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                             32
------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT             45
------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                     49
------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                            49
------------------------------------------------------------
CONTACT INFORMATION                               BACK COVER
------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                       10/31/07
                                                                        MQL-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices have hit their highest levels yet, and gold has spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 14, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      85.6%
              Cash & Other Net Assets                    14.4%

              FIXED INCOME SECTORS (i)

              High Grade Corporates                      50.6%
              ------------------------------------------------
              Mortgage-Backed Securities                 15.1%
              ------------------------------------------------
              Asset-Backed Securities                     8.4%
              ------------------------------------------------
              U.S. Government Agencies                    7.7%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       6.1%
              ------------------------------------------------
              Non-U.S. Government Bonds                   3.1%
              ------------------------------------------------
              Emerging Market Bonds                       2.6%
              ------------------------------------------------
              High Yield Corporates                       1.5%
              ------------------------------------------------
              Residential Mortgage-Backed Securities      0.8%
              ------------------------------------------------
              Collateralized Debt Obligations             0.5%
              ------------------------------------------------
              U.S. Treasury Securities                 (10.8)%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        42.0%
              ------------------------------------------------
              AA                                          7.5%
              ------------------------------------------------
              A                                          17.7%
              ------------------------------------------------
              BBB                                        31.2%
              ------------------------------------------------
              BB                                          1.1%
              ------------------------------------------------
              B                                           0.5%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      1.6
              ------------------------------------------------
              Average Life (i)(m)                     2.3 yrs.
              ------------------------------------------------
              Average Maturity (i)(m)                 9.3 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    A+
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable, which may result in the investment in a sector of less than 0%.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 10/31/07.

Percentages are based on net assets as of 10/31/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
May 1, 2007 through October 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007 through October 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                     Expenses
                       Annualized    Beginning        Ending       Paid During
Share                    Expense   Account Value  Account Value     Period (p)
Class                     Ratio       5/01/07       10/31/07    5/01/07-10/31/07
--------------------------------------------------------------------------------
       Actual(bb)         0.63%      $1,000.00      $1,016.64         $3.19
  A    -------------------------------------------------------------------------
       Hypothetical (h)   0.63%      $1,000.00      $1,021.97         $3.20
--------------------------------------------------------------------------------
       Actual(bb)         1.40%      $1,000.00      $1,012.57         $7.08
  B    -------------------------------------------------------------------------
       Hypothetical (h)   1.40%      $1,000.00      $1,018.10         $7.10
--------------------------------------------------------------------------------
       Actual(bb)         1.48%      $1,000.00      $1,012.33         $7.49
  C    -------------------------------------------------------------------------
       Hypothetical (h)   1.48%      $1,000.00      $1,017.70         $7.51
--------------------------------------------------------------------------------
       Actual(bb)         0.48%      $1,000.00      $1,017.37         $2.43
  I    -------------------------------------------------------------------------
       Hypothetical (h)   0.48%      $1,000.00      $1,022.72         $2.44
--------------------------------------------------------------------------------
       Actual(bb)         0.87%      $1,000.00      $1,015.38         $4.41
  R    -------------------------------------------------------------------------
       Hypothetical (h)   0.87%      $1,000.00      $1,020.76         $4.42
--------------------------------------------------------------------------------
       Actual(bb)         1.58%      $1,000.00      $1,011.80         $7.99
 R1    -------------------------------------------------------------------------
       Hypothetical (h)   1.58%      $1,000.00      $1,017.19         $8.01
--------------------------------------------------------------------------------
       Actual(bb)         1.23%      $1,000.00      $1,013.57         $6.23
 R2    -------------------------------------------------------------------------
       Hypothetical (h)   1.23%      $1,000.00      $1,018.95         $6.24
--------------------------------------------------------------------------------
       Actual(bb)         1.03%      $1,000.00      $1,014.60         $5.22
 R3    -------------------------------------------------------------------------
       Hypothetical (h)   1.03%      $1,000.00      $1,019.96         $5.23
--------------------------------------------------------------------------------
       Actual(bb)         0.88%      $1,000.00      $1,013.79         $4.45
 R4    -------------------------------------------------------------------------
       Hypothetical (h)   0.88%      $1,000.00      $1,020.71         $4.47
--------------------------------------------------------------------------------
       Actual(bb)         0.58%      $1,000.00      $1,016.90         $2.94
 R5    -------------------------------------------------------------------------
       Hypothetical (h)   0.58%      $1,000.00      $1,022.22         $2.95
--------------------------------------------------------------------------------
       Actual(bb)         0.98%      $1,000.00      $1,014.85         $4.96
529A   -------------------------------------------------------------------------
       Hypothetical (h)   0.98%      $1,000.00      $1,020.21         $4.98
--------------------------------------------------------------------------------
       Actual(bb)         1.63%      $1,000.00      $1,011.75         $8.24
529B   -------------------------------------------------------------------------
       Hypothetical (h)   1.63%      $1,000.00      $1,016.94         $8.26
--------------------------------------------------------------------------------
       Actual(bb)         1.73%      $1,000.00      $1,011.07         $8.75
529C   -------------------------------------------------------------------------
       Hypothetical (h)   1.73%      $1,000.00      $1,016.44         $8.77
--------------------------------------------------------------------------------

 (h) 5% class return per year before expenses.
 (p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
(bb) The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

PORTFOLIO OF INVESTMENTS
10/31/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 95.8%
----------------------------------------------------------------------------------------------------------------
ISSUER                                                                               SHARES/PAR        VALUE ($)
----------------------------------------------------------------------------------------------------------------
Airlines - 0.1%
----------------------------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2010                                               $   921,611     $    887,050
----------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 15.8%
----------------------------------------------------------------------------------------------------------------
Accredited Mortgage Loan Trust, FRN, 5.083%, 2035                                   $   354,023     $    353,787
Bayview Commercial Asset Trust, FRN, 5.182%, 2035 (n)                                 2,367,068        2,358,836
Bayview Commercial Asset Trust, FRN, 5.142%, 2036 (z)                                 1,947,036        1,856,901
Bayview Commercial Asset Trust, FRN, 0.879%, 2036 (i)(z)                              9,899,078          837,433
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036                                2,370,000        2,207,433
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                2,325,000        2,260,296
Bayview Financial Revolving Mortgage Loan Trust, FRN, 5.619%, 2040 (z)                1,402,996        1,402,991
Brascan Real Estate, CDO, FRN, 6.78%, 2040 (z)                                        1,526,000        1,408,315
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                         2,622,286        2,602,619
Commercial Mortgage Asset Trust, 0.877%, 2032 (i)(n)                                 28,940,821          936,438
Commercial Mortgage Pass-Through Certificates, FRN, 5.281%, 2017 (n)                  3,400,000        3,394,317
Continental Airlines, Inc., FRN, 6.008%, 2013                                         1,048,023        1,051,332
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                770,701          765,038
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035                  4,216,085        4,176,019
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.731%, 2037                  4,000,000        3,810,535
Credit-Based Asset Servicing & Securitization Trust, 5.737%, 2037                     2,830,000        2,596,394
DEPFA Bank PLC, 3.625%, 2008                                                          6,100,000        6,040,647
E*TRADE RV & Marine Trust, 3.62%, 2018                                                3,411,000        3,338,492
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                             292,105          287,706
Ford Credit Auto Owner Trust, 5.375%, 2010                                            2,200,000        2,200,000
Gramercy Real Estate CDO Ltd., FRN, 5.404%, 2035 (z)                                  2,337,207        2,294,226
IKON Receivables Funding LLC, 3.27%, 2011                                                33,918           33,893
IMPAC CMB Trust, FRN, 5.242%, 2034                                                      767,389          763,970
IMPAC CMB Trust, FRN, 5.332%, 2034                                                      807,778          797,152
IMPAC Secured Assets Corp., FRN, 5.222%, 2036                                         1,898,103        1,868,708
Interstar Millennium Trust, FRN, 5.903%, 2036                                         1,540,541        1,543,888
JPMorgan Chase Commercial Mortgage Securities Corp., 4.851%, 2042                     3,504,086        3,472,800
JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, 2047                     5,000,000        4,974,923
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.318%, 2037                5,000,000        4,994,345
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036                                3,700,000        3,620,776
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2030                          708,394          706,826
Lehman Brothers Commercial Conduit Mortgage Trust, 0.481%, 2035 (i)                  64,256,284          618,197
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                                  1,431,876        1,413,434
Merrill Lynch Mortgage Investors, Inc., FRN, 6.742%, 2030                             2,180,000        2,180,266
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037                              3,360,000        3,306,021
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.878%, 2046                     4,970,000        5,058,847
Morgan Stanley Capital I, Inc., 0.862%, 2031 (i)(n)                                  31,797,863          338,701
Mortgage Capital Funding, Inc., 0.596%, 2031 (i)                                     17,517,197           38,308
Nationslink Funding Corp., 6.476%, 2030                                               1,417,847        1,421,889
Nationslink Funding Corp., FRN, 0.652%, 2030 (i)                                     24,992,525          230,269
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                 2,600,000        2,566,792
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                        416,914          414,015
Nomura Asset Securities Corp., FRN, 9.781%, 2027 (z)                                  2,589,158        2,863,934
Option One Mortgage Loan Trust, FRN, 5.611%, 2037                                     1,990,000        1,947,232
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036                       5,096,147        4,830,508
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                             2,975,957        2,925,363
Putnam Structured Product Funding, CDO, RN, 5.541%, 2008 (z)                            935,593          888,814
RMAC PLC, FRN, 6.054%, 2035 (n)                                                         315,391          315,649
RMAC PLC, FRN, 5.904%, 2036 (n)                                                         257,100          257,283
Structured Asset Securities Corp., FRN, 4.67%, 2035                                   1,410,750        1,403,797
Structured Asset Securities Corp., FRN, 5.113%, 2035                                  1,326,980        1,302,076
Superannuation Members Home Loans Global Trust, FRN, 5.464%, 2029                       743,521          743,186
Thornburg Mortgage Securities Trust, FRN, 5.213%, 2043                                5,053,089        5,052,425
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048                                 6,000,000        5,973,197
                                                                                                    ------------
                                                                                                    $115,047,239
----------------------------------------------------------------------------------------------------------------
Automotive - 2.4%
----------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holdings, FRN, 5.886%, 2008                           $ 1,700,000     $  1,699,662
DaimlerChrysler Services North America LLC, 4.75%, 2008                               2,050,000        2,047,107
Ford Motor Credit Co., 5.8%, 2009                                                     3,785,000        3,651,594
Johnson Controls, Inc., 5.25%, 2011                                                   7,050,000        7,080,576
Nissan Motor Acceptance Corp., 5.625%, 2011 (n)                                       3,289,000        3,341,298
                                                                                                    ------------
                                                                                                    $ 17,820,237
----------------------------------------------------------------------------------------------------------------
Broadcasting - 0.9%
----------------------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                                             $ 2,650,000     $  2,755,051
Clear Channel Communications, Inc., 4.625%, 2008                                      2,350,000        2,338,234
Clear Channel Communications, Inc., 7.65%, 2010                                       1,710,000        1,735,650
                                                                                                    ------------
                                                                                                    $  6,828,935
----------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.6%
----------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 5.85%, 2010                                                $ 3,370,000     $  3,385,617
Goldman Sachs Group, Inc., 7.35%, 2009                                                3,900,000        4,054,545
Goldman Sachs Group, Inc., 5%, 2011                                                     870,000          863,209
INVESCO PLC, 4.5%, 2009                                                               4,481,000        4,420,148
Lehman Brothers E-Capital Trust I, FRN, 6.29%, 2065                                   2,524,000        2,363,819
Lehman Brothers Holdings, Inc., 3.95%, 2009                                             300,000          293,069
Morgan Stanley, 5.625%, 2012                                                          3,660,000        3,712,126
                                                                                                    ------------
                                                                                                    $ 19,092,533
----------------------------------------------------------------------------------------------------------------
Building - 2.1%
----------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                                          $ 2,670,000     $  2,797,151
CRH America, Inc., 6.95%, 2012                                                        2,250,000        2,349,110
Hanson PLC, 7.875%, 2010                                                              5,480,000        5,837,137
Lafarge S.A., 6.15%, 2011                                                             4,410,000        4,530,596
                                                                                                    ------------
                                                                                                    $ 15,513,994
----------------------------------------------------------------------------------------------------------------
Business Services - 0.4%
----------------------------------------------------------------------------------------------------------------
Xerox Corp., 5.5%, 2012                                                             $ 2,570,000     $  2,570,763
----------------------------------------------------------------------------------------------------------------
Cable TV - 2.3%
----------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.45%, 2010                                                          $ 5,100,000     $  5,142,442
Cox Communications, Inc., 4.625%, 2010                                                5,320,000        5,261,283
Time Warner Cable Inc., 5.4%, 2012                                                    2,900,000        2,891,286
Time Warner Entertainment Co. LP, 7.25%, 2008                                         3,100,000        3,142,064
                                                                                                    ------------
                                                                                                    $ 16,437,075
----------------------------------------------------------------------------------------------------------------
Conglomerates - 0.8%
----------------------------------------------------------------------------------------------------------------
Textron Financial Corp., 5.125%, 2010                                               $ 1,810,000     $  1,805,164
Tyco Electronics, 6%, 2012 (n)                                                        3,761,000        3,803,334
                                                                                                    ------------
                                                                                                    $  5,608,498
----------------------------------------------------------------------------------------------------------------
Construction - 0.1%
----------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 7.875%, 2011                                                     $   830,000     $    798,187
----------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.3%
----------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                                  $ 4,272,000     $  4,251,383
Western Union Co., 5.4%, 2011                                                         5,500,000        5,501,848
                                                                                                    ------------
                                                                                                    $  9,753,231
----------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.5%
----------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (n)                                         $ 3,932,000     $  3,905,990
----------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.9%
----------------------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 4.125%, 2009 (n)                                      $ 2,300,000     $  2,263,789
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)                           3,570,000        3,963,153
                                                                                                    ------------
                                                                                                    $  6,226,942
----------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.4%
----------------------------------------------------------------------------------------------------------------
EnCana Corp., 4.6%, 2009                                                            $ 2,850,000     $  2,832,880
----------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
----------------------------------------------------------------------------------------------------------------
TNK-BP Ltd., 6.875%, 2011 (n)                                                       $ 2,060,000     $  2,029,100
----------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%
----------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 5.5%, 2011                                                       $ 2,000,000     $  2,005,538
----------------------------------------------------------------------------------------------------------------
Financial Institutions - 5.7%
----------------------------------------------------------------------------------------------------------------
American Express Bank Fsb, 5.55%, 2012                                              $ 2,870,000     $  2,896,496
Capital One Bank, 4.25%, 2008                                                         2,957,000        2,927,678
Capital One Financial Co., 5.7%, 2011                                                 3,130,000        3,096,262
Capmark Financial Group, Inc., 5.875%, 2012 (n)                                       2,610,000        2,343,172
CIT Group, Inc., 5.6%, 2011                                                           5,000,000        4,916,575
Countrywide Home Loans, Inc., 4.125%, 2009                                            4,400,000        3,845,631
Countrywide Home Loans, Inc., 4%, 2011                                                3,000,000        2,546,730
General Elec Capital Corp., FRN, 5.115%, 2011                                         2,630,000        2,611,377
General Motors Acceptance Corp., 5.625%, 2009                                         3,360,000        3,201,022
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)                                 3,500,000        3,498,824
International Lease Finance Corp., 5%, 2010                                           2,341,000        2,339,691
International Lease Finance Corp., 5.3%, 2012                                         3,340,000        3,311,877
ORIX Corp., 5.48%, 2011                                                               4,100,000        4,003,884
                                                                                                    ------------
                                                                                                    $ 41,539,219
----------------------------------------------------------------------------------------------------------------
Food & Beverages - 3.7%
----------------------------------------------------------------------------------------------------------------
Brown-Forman Corp., 5.2%, 2012                                                      $ 3,420,000     $  3,438,530
Cadbury Schweppes PLC, 3.875%, 2008 (n)                                               4,790,000        4,743,987
Diageo Capital PLC, 5.125%, 2012                                                      7,130,000        7,092,625
General Mills, Inc., 5.65%, 2012                                                      1,960,000        1,990,447
Kraft Foods, Inc., 4%, 2008                                                           3,600,000        3,568,097
Kraft Foods, Inc., 6%, 2010                                                           2,500,000        2,502,400
Miller Brewing Co., 4.25%, 2008 (n)                                                   3,365,000        3,341,337
                                                                                                    ------------
                                                                                                    $ 26,677,423
----------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.6%
----------------------------------------------------------------------------------------------------------------
CVS Caremark Corp., 5.75%, 2011                                                     $ 2,240,000     $  2,281,368
CVS Caremark Corp., FRN, 5.921%, 2010                                                 2,200,000        2,183,034
                                                                                                    ------------
                                                                                                    $  4,464,402
----------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.4%
----------------------------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007                                                         $ 2,600,000     $  2,599,116
----------------------------------------------------------------------------------------------------------------
Industrial - 0.3%
----------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.5%, 2011                                                         $ 2,114,000     $  2,175,393
----------------------------------------------------------------------------------------------------------------
Insurance - 0.6%
----------------------------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007 (n)                                        $ 2,500,000     $  2,497,895
John Hancock Global Funding II, 3.5%, 2009 (n)                                        1,710,000        1,674,550
                                                                                                    ------------
                                                                                                    $  4,172,445
----------------------------------------------------------------------------------------------------------------
Insurance - Health - 0.9%
----------------------------------------------------------------------------------------------------------------
Aetna, Inc., 7.875%, 2011                                                           $ 3,915,000     $  4,222,946
Aetna, Inc., 5.75%, 2011                                                              2,350,000        2,396,657
                                                                                                    ------------
                                                                                                    $  6,619,603
----------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 1.3%
----------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.2%, 2008                                                            $ 5,040,000     $  5,034,002
St. Paul Cos., 8.125%, 2010                                                           1,910,000        2,050,053
ZFS Finance USA Trust IV, FRN, 5.875%, 2062 (n)                                       2,220,000        2,127,737
                                                                                                    ------------
                                                                                                    $  9,211,792
----------------------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 1.6%
----------------------------------------------------------------------------------------------------------------
Eksportfinans A.S.A., 5.125%, 2011                                                  $ 3,780,000     $  3,845,530
KfW Bankengruppe, 4.875%, 2009                                                        2,800,000        2,827,476
Province of Ontario, 5%, 2011                                                         5,000,000        5,063,845
                                                                                                    ------------
                                                                                                    $ 11,736,851
----------------------------------------------------------------------------------------------------------------
International Market Sovereign - 1.1%
----------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                                      $ 8,000,000     $  7,842,016
----------------------------------------------------------------------------------------------------------------
Major Banks - 4.9%
----------------------------------------------------------------------------------------------------------------
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049                                   $ 3,700,000     $  3,490,484
BANK ONE Corp., 7.875%, 2010                                                          5,066,000        5,409,845
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                  5,324,000        5,437,247
Popular North America, Inc., 3.875%, 2008                                             3,000,000        2,956,596
Popular North America, Inc., 4.7%, 2009                                               2,950,000        2,938,230
Royal Bank of Scotland Group PLC, 9.118%, 2049                                        5,727,000        6,125,508
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                 2,250,000        2,232,119
Wachovia Corp., 6.4%, 2008                                                            4,300,000        4,323,766
Wachovia Corp., 6.3%, 2008                                                            2,770,000        2,790,010
                                                                                                    ------------
                                                                                                    $ 35,703,805
----------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.3%
----------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., FRN, 5.499%, 2009 (n)                                        $ 2,800,000     $  2,804,973
Covidien International, 5.15%, 2010 (z)                                               3,770,000        3,774,500
Hospira, Inc., 5.55%, 2012                                                            3,140,000        3,143,454
                                                                                                    ------------
                                                                                                    $  9,722,927
----------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.6%
----------------------------------------------------------------------------------------------------------------
Astrazeneca PLC, 5.4%, 2012                                                         $ 4,210,000     $  4,250,504
----------------------------------------------------------------------------------------------------------------
Mortgage Backed - 15.0%
----------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.92%, 2008                                                             $ 2,025,000     $  2,016,218
Fannie Mae, 5.5%, 2014 - 2019                                                        11,974,143       12,040,101
Fannie Mae, 7%, 2015 - 2016                                                           2,069,494        2,149,486
Fannie Mae, 4%, 2016                                                                  2,927,063        2,879,115
Fannie Mae, 6.5%, 2016 - 2017                                                         4,357,488        4,475,734
Fannie Mae, 6%, 2017                                                                  5,433,101        5,538,542
Fannie Mae, 4.5%, 2018                                                                2,942,188        2,854,095
Fannie Mae, 5%, 2018                                                                  5,464,134        5,397,900
Fannie Mae, FRN, 3.724%, 2033                                                         3,358,839        3,366,449
Fannie Mae, FRN, 6.87%, 2033                                                            791,979          810,964
Fannie Mae, FRN, 6.96%, 2033                                                            288,442          292,790
Freddie Mac, 7.5%, 2015                                                                 782,258          816,464
Freddie Mac, 6%, 2016 - 2017                                                          4,630,312        4,717,193
Freddie Mac, 5.5%, 2017 - 2025                                                       13,842,339       13,842,630
Freddie Mac, 5%, 2018 - 2025                                                         38,474,361       38,256,757
Freddie Mac, 3%, 2021                                                                 1,222,004        1,217,909
Freddie Mac, 4.5%, 2023                                                                 824,837          821,564
Freddie Mac, FRN, 5.391%, 2026                                                        3,028,769        3,030,778
Freddie Mac, FRN, 5.541%, 2031                                                        4,303,833        4,305,685
Ginnie Mae, 7.5%, 2008 - 2011                                                           193,897          200,796
Ginnie Mae, FRN, 5.5%, 2032                                                             427,084          430,803
                                                                                                    ------------
                                                                                                    $109,461,973
----------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.6%
----------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.75%, 2011                                               $ 4,500,000     $  4,783,838
Enterprise Products Partners LP, 4.95%, 2010                                          3,800,000        3,780,871
Kinder Morgan Finance, 5.35%, 2011                                                    3,264,000        3,188,500
                                                                                                    ------------
                                                                                                    $ 11,753,209
----------------------------------------------------------------------------------------------------------------
Network & Telecom - 3.5%
----------------------------------------------------------------------------------------------------------------
CenturyTel, Inc., 8.375%, 2010                                                      $   150,000     $    162,377
GTE Corp., 7.51%, 2009                                                                2,200,000        2,273,150
SBC Communications, Inc., 4.125%, 2009                                                5,830,000        5,742,649
Telecom Italia Capital, 4%, 2008                                                      4,100,000        4,050,312
Telecom Italia Capital, 4%, 2010                                                      1,100,000        1,074,911
Telecom Italia Capital, 4.875%, 2010                                                  2,227,000        2,212,988
Telefonica Europe B.V., 7.75%, 2010                                                   5,460,000        5,846,317
TELUS Corp., 8%, 2011                                                                 3,636,000        3,943,853
                                                                                                    ------------
                                                                                                    $ 25,306,557
----------------------------------------------------------------------------------------------------------------
Oil Services - 1.1%
----------------------------------------------------------------------------------------------------------------
Weatherford International, Inc., 5.95%, 2012 (z)                                    $ 7,480,000     $  7,627,147
----------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 2.2%
----------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN, 7.594%, 2011 (n)                  $ 2,720,000     $  2,638,400
Bosphorus Financial Services Ltd., FRN, 7.358%, 2012 (z)                              1,700,000        1,682,961
Deutsche Bank AG, 5.375%, 2012                                                        3,100,000        3,129,676
General American Transportation Corp., 6.75%, 2009                                    1,500,000        1,537,640
Swedbank AB, FRN, 9%, 2049 (n)                                                        5,470,000        5,900,938
VTB Capital S.A., 6.609%, 2012 (z)                                                      865,000          858,311
                                                                                                    ------------
                                                                                                    $ 15,747,926
----------------------------------------------------------------------------------------------------------------
Real Estate - 2.0%
----------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 4.62%, 2010                                               $ 3,790,000     $  3,731,297
PPF Funding, Inc., REIT, 5.35%, 2012 (n)                                              3,660,000        3,611,315
ProLogis, REIT, 5.5%, 2012                                                            3,440,000        3,396,632
Simon Property Group LP, REIT, 7.125%, 2009                                           1,900,000        1,931,852
Simon Property Group LP, REIT, 4.6%, 2010                                             2,258,000        2,216,986
                                                                                                    ------------
                                                                                                    $ 14,888,082
----------------------------------------------------------------------------------------------------------------
Restaurants - 0.4%
----------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                     $ 2,910,000     $  3,221,187
----------------------------------------------------------------------------------------------------------------
Retailers - 1.3%
----------------------------------------------------------------------------------------------------------------
Federated Retail Holdings, Inc., 5.35%, 2012                                        $ 1,510,000     $  1,472,140
Home Depot, Inc., 5.2%, 2011                                                          2,240,000        2,222,815
J.C. Penney Corp., Inc., 8%, 2010                                                     2,690,000        2,865,792
May Department Stores Co., 5.95%, 2008                                                2,937,000        2,939,649
                                                                                                    ------------
                                                                                                    $  9,500,396
----------------------------------------------------------------------------------------------------------------
Supermarkets - 0.7%
----------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.5%, 2008                                                           $ 2,650,000     $  2,683,152
Safeway, Inc., 4.95%, 2010                                                              984,000          979,651
Safeway, Inc., 6.5%, 2011                                                             1,250,000        1,293,539
                                                                                                    ------------
                                                                                                    $  4,956,342
----------------------------------------------------------------------------------------------------------------
Supranational - 0.4%
----------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                                         $ 3,000,000     $  3,184,932
----------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.1%
----------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 7.625%, 2011                                                  $ 3,750,000     $  3,961,013
Vodafone Airtouch PLC, 7.75%, 2010                                                    3,700,000        3,912,887
                                                                                                    ------------
                                                                                                    $  7,873,900
----------------------------------------------------------------------------------------------------------------
Tobacco - 0.4%
----------------------------------------------------------------------------------------------------------------
Philip Morris Capital Corp., 7.5%, 2009                                             $ 3,040,000     $  3,139,712
----------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 7.5%
----------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2007                                                             $ 5,000,000     $  4,997,130
Fannie Mae, 4.25%, 2009                                                               6,500,000        6,488,924
Fannie Mae, 6.375%, 2009                                                             15,000,000       15,464,490
Farmer Mac, 5.5%, 2011 (n)                                                            2,600,000        2,680,405
Federal Home Loan Bank, 4.625%, 2008                                                  7,400,000        7,398,372
Freddie Mac, 4.875%, 2009                                                             8,000,000        8,044,200
Small Business Administration, 5.1%, 2016                                             2,702,701        2,721,483
Small Business Administration, 5.37%, 2016                                              906,540          918,514
Small Business Administration, 5.46%, 2016                                            2,610,620        2,649,258
Small Business Administration, 5.68%, 2016                                            1,705,423        1,739,623
Small Business Administration, 5.94%, 2016                                            1,789,095        1,836,284
                                                                                                    ------------
                                                                                                    $ 54,938,683
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 0.4%
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625%, 2008 (f)                                               $ 2,990,000     $  2,965,939
----------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.0%
----------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., FRN, 5.687%, 2008                                         $ 1,880,000     $  1,882,042
EDP Finance BV, 5.375%, 2012 (z)                                                      2,200,000        2,186,043
Empresa Nacional de Electricidad S.A., 8.5%, 2009                                     2,325,000        2,425,112
Enel S.p.A., 5.7%, 2013 (n)                                                           3,010,000        3,040,783
Exelon Generation Co. LLC, 6.95%, 2011                                                4,700,000        4,933,872
FPL Group Capital, Inc., 5.551%, 2008                                                 3,927,900        3,929,648
HQI Transelec Chile S.A., 7.875%, 2011                                                2,670,000        2,846,426
MidAmerican Energy Holdings Co., 3.5%, 2008                                           1,076,000        1,066,722
NiSource Finance Corp., 7.875%, 2010                                                  2,759,000        2,952,754
Virginia Electric & Power Co., 4.1%, 2008                                             4,100,000        4,058,865
                                                                                                    ------------
                                                                                                    $ 29,322,267
----------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $704,972,860)                                                         $697,961,940
----------------------------------------------------------------------------------------------------------------
Money Market Funds - 4.1% (v)
----------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.30%,
at Cost and Net Asset Value                                                          29,784,616     $ 29,784,616
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $734,757,476) (k)                                               $727,746,556
----------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.1%                                                                    368,846
----------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                 $728,115,402
----------------------------------------------------------------------------------------------------------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of October 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $668,169,607 and 91.81% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $73,537,157, representing
    10.1% of net assets.
(v) Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                      ACQUISITION     ACQUISITION       CURRENT       TOTAL % OF
RESTRICTED SECURITIES                                     DATE            COST       MARKET VALUE     NET ASSETS
----------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN 0.879%, 2036         5/16/06       $  853,452    $   837,433
Bayview Commercial Asset Trust, FRN, 5.142%, 2036        2/23/06        1,947,035      1,856,901
Bayview Financial Revolving Mortgage Loan Trust,
FRN, 5.619%, 2040                                        3/01/06        1,402,996      1,402,991
Bosphorus Financial Services Ltd.,
FRN, 7.358%, 2012                                        3/08/05        1,700,000      1,682,961
Brascan Real Estate, FRN, 6.78%, 2040                    9/14/04        1,526,000      1,408,315
Brazilian Merchant Voucher Receivables Ltd.,
5.911%, 2011                                        7/02/03-3/08/07     2,682,453      2,602,619
Covidien International, 5.15%, 2010                     10/17/07        3,765,928      3,774,500
EDP Finance BV, 5.375%, 2012                            10/26/07        2,195,138      2,186,043
Gramercy Real Estate CDO Ltd., FRN, 5.404%, 2035         1/18/07        2,337,276      2,294,226
Nomura Asset Securities Corp., FRN, 9.781%, 2027         7/16/07        2,850,602      2,863,934
Putnam Structured Product Funding,
FRN, 5.541%, 2008                                        9/23/03          935,593        888,814
VTB Capital S.A., 6.609%, 2012                          10/25/07          865,000        858,311
Weatherford International, Inc., 5.95%, 2012             6/14/07        7,465,414      7,627,147
----------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                          $30,284,195         4.2%
                                                                                     ===========================

FUTURES CONTRACTS OUTSTANDING AT 10/31/07

                                                                                                    UNREALIZED
                                                                                  EXPIRATION       APPRECIATION
DESCRIPTION                                 CONTRACTS           VALUE                DATE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 5 yr (Short)                721           $77,076,982            Dec-07          $(317,862)
U.S. Treasury Note 5 yr (Short)                 38             4,042,117            Dec-07            (36,946)
-------------------------------------------------------------------------------------------------------------
                                                                                                    $(354,808)
                                                                                                    =========

SWAP AGREEMENTS AT 10/31/07

                                                                                                    UNREALIZED
                    NOTIONAL                           CASH FLOWS              CASH FLOWS          APPRECIATION
EXPIRATION           AMOUNT     COUNTERPARTY           TO RECEIVE                TO PAY           (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
6/20/09       USD  3,310,000    Goldman Sachs              (1)             1.30% (fixed rate)       $ 165,416
                                International
6/20/09       USD  3,390,000    Goldman Sachs      1.35% (fixed rate)              (2)               (718,580)
                                International
                                                                                                    ---------
                                                                                                    $(553,164)
                                                                                                    =========

(1) Fund to receive notional amount upon a defined credit event by GMAC, 6.875%, 8/28/ 12.
(2) Fund to pay notional amount upon a defined credit event by Residential Capital Corp., 6.5%, 4/17/13.

At October 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

CDO       Collateralized Debt Obligation
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT      Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 10/31/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value
  Investments in non-affiliated issuers, at value
  (identified cost, $704,972,860)                                          $697,961,940
  Investments in underlying funds, at cost and value                         29,784,616
-------------------------------------------------------------------------------------------------------
Total investments, at value (identified cost, $734,757,476)                                $727,746,556
Cash                                                                            901,407
Receivable for daily variation margin on open futures contracts                 367,641
Receivable for fund shares sold                                                 777,803
Interest receivable                                                           7,185,559
Unrealized appreciation on credit default swaps                                 165,416
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $737,144,382
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                          $575,871
Payable for investments purchased                                             4,868,346
Payable for fund shares reacquired                                            2,349,079
Unrealized depreciation on credit default swaps                                 718,580
Payable to affiliates
  Management fee                                                                  9,990
  Shareholder servicing costs                                                   244,911
  Distribution and service fees                                                 120,600
  Administrative services fee                                                       673
  Program manager fees                                                              137
  Retirement plan administration and services fees                                   51
Payable for independent trustees' compensation                                   14,799
Accrued expenses and other liabilities                                          125,943
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                            $9,028,980
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $728,115,402
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                            $847,402,413
Unrealized appreciation (depreciation) on investments                        (7,918,892)
Accumulated net realized gain (loss) on investments                        (108,517,394)
Accumulated distributions in excess of net investment income                 (2,850,725)
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $728,115,402
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   114,509,028
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                               $377,103,313
  Shares outstanding                                                         59,210,043
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $6.37
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50Xnet asset value per share)                                  $6.53
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                                $97,959,679
  Shares outstanding                                                         15,447,147
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $6.34
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                                $74,065,821
  Shares outstanding                                                         11,643,297
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $6.36
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                               $163,016,920
  Shares outstanding                                                         25,697,757
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $6.34
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                                 $1,120,978
  Shares outstanding                                                            175,853
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $6.37
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                                   $861,585
  Shares outstanding                                                            135,892
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $6.34
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                                   $321,105
  Shares outstanding                                                             50,653
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $6.34
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                                 $2,618,005
  Shares outstanding                                                            411,336
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $6.36
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                                   $958,184
  Shares outstanding                                                            150,553
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $6.36
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                                    $55,270
  Shares outstanding                                                              8,679
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $6.37
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                                 $5,134,612
  Shares outstanding                                                            806,724
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $6.36
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50Xnet asset value per share)                                  $6.52
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                                 $1,014,986
  Shares outstanding                                                            160,289
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $6.33
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                                 $3,884,944
  Shares outstanding                                                            610,805
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $6.36
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 10/31/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Interest                                                                  $17,802,676
  Dividends from underlying funds                                               516,477
  Foreign taxes withheld                                                           (658)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $18,318,495
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                             $1,489,986
  Distribution and service fees                                               1,233,067
  Program manager fees                                                           11,740
  Shareholder servicing costs                                                   533,161
  Administrative services fee                                                    66,163
  Retirement plan administration and services fees                                2,863
  Independent trustees' compensation                                             10,661
  Custodian fee                                                                  43,602
  Shareholder communications                                                     59,537
  Auditing fees                                                                  24,270
  Legal fees                                                                      5,793
  Miscellaneous                                                                  92,992
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $3,573,835
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor                  (564,575)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $3,009,260
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $15,309,235
-------------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions
    Non-affiliated issuers                                                    $(998,695)
Futures contracts                                                            (1,278,852)
Swap transactions                                                                 1,178
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                     $(2,276,369)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                 $(654,464)
Futures contracts                                                              (173,495)
Swap transactions                                                              (548,152)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                   $(1,376,111)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $(3,652,480)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $11,656,755
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                      SIX MONTHS ENDED       YEAR ENDED
                                                                              10/31/07          4/30/07
                                                                           (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                                      $15,309,235      $28,615,960
Net realized gain (loss) on investments                                     (2,276,369)      (2,678,617)
Net unrealized gain (loss) on investments                                   (1,376,111)       9,340,446
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                       $11,656,755      $35,277,789
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                  $(9,884,627)    $(16,547,169)
  Class B                                                                   (2,394,457)      (4,410,648)
  Class C                                                                   (1,691,496)      (3,093,007)
  Class I                                                                   (4,160,669)      (6,703,500)
  Class R                                                                      (41,704)        (122,088)
  Class R1                                                                      (9,370)          (9,568)
  Class R2                                                                      (5,915)          (5,908)
  Class R3                                                                     (41,096)         (24,145)
  Class R4                                                                     (14,998)         (17,817)
  Class R5                                                                      (1,428)          (2,525)
  Class 529A                                                                  (111,284)        (147,483)
  Class 529B                                                                   (21,830)         (27,828)
  Class 529C                                                                   (74,860)         (94,533)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $(18,453,734)    $(31,206,219)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                         $(20,311,366)     $83,674,840
-------------------------------------------------------------------------------------------------------
Total change in net assets                                                $(27,108,345)     $87,746,410
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                                     755,223,747      667,477,337
At end of period (including accumulated distributions in
excess of net investment income of $2,850,725 and
undistributed net investment income of $293,774)                          $728,115,402     $755,223,747
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                SIX MONTHS                             YEARS ENDED 4/30
                                                     ENDED       ------------------------------------------------------------
CLASS A                                           10/31/07           2007         2006         2005         2004         2003
                                               (UNAUDITED)
Net asset value, beginning of period                 $6.43          $6.38        $6.50        $6.68        $6.87        $6.84
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.14          $0.28        $0.24        $0.22        $0.22        $0.27
  Net realized and unrealized gain (loss)
  on investments                                     (0.03)          0.07        (0.09)       (0.12)       (0.11)        0.10
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.11          $0.35        $0.15        $0.10        $0.11        $0.37
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.17)        $(0.30)      $(0.27)      $(0.28)      $(0.30)      $(0.34)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.37          $6.43        $6.38        $6.50        $6.68        $6.87
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            1.66(n)        5.65         2.32         1.54         1.60         5.58
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.78(a)        0.80         0.82         0.80         0.82         0.80
Expenses after expense reductions (f)                 0.63(a)        0.65         0.67         0.65         0.75         0.75
Net investment income                                 4.31(a)        4.38         3.74         3.39         3.31         3.92
Portfolio turnover                                      12             33           25           35           43           53
Net assets at end of period (000 Omitted)         $377,103       $388,086     $345,689     $422,096     $509,115     $490,000
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                             YEARS ENDED 4/30
                                                     ENDED       ------------------------------------------------------------
CLASS B                                           10/31/07           2007         2006         2005         2004         2003
                                               (UNAUDITED)
Net asset value, beginning of period                 $6.40          $6.36        $6.47        $6.66        $6.84        $6.81
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.11          $0.23        $0.19        $0.17        $0.17        $0.21
  Net realized and unrealized gain (loss)
  on investments                                     (0.03)          0.06        (0.08)       (0.13)       (0.11)        0.11
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.08          $0.29        $0.11        $0.04        $0.06        $0.32
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.14)        $(0.25)      $(0.22)      $(0.23)      $(0.24)      $(0.29)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.34          $6.40        $6.36        $6.47        $6.66        $6.84
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            1.26(n)        4.70         1.69         0.60         0.95         4.76
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.55(a)        1.57         1.59         1.57         1.61         1.59
Expenses after expense reductions (f)                 1.40(a)        1.42         1.44         1.42         1.54         1.54
Net investment income                                 3.53(a)        3.62         2.97         2.62         2.53         3.14
Portfolio turnover                                      12             33           25           35           43           53
Net assets at end of period (000 Omitted)          $97,960       $119,976     $103,406     $151,997     $198,356     $244,736
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                             YEARS ENDED 4/30
                                                     ENDED        -----------------------------------------------------------
CLASS C                                           10/31/07           2007         2006         2005         2004         2003
                                               (UNAUDITED)
Net asset value, beginning of period                 $6.42          $6.38        $6.49        $6.67        $6.86        $6.83
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.11          $0.22        $0.19        $0.17        $0.17        $0.20
  Net realized and unrealized gain (loss)
  on investments                                     (0.03)          0.07        (0.09)       (0.13)       (0.12)        0.11
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.08          $0.29        $0.10        $0.04        $0.05        $0.31
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.14)        $(0.25)      $(0.21)      $(0.22)      $(0.24)      $(0.28)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.36          $6.42        $6.38        $6.49        $6.67        $6.86
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            1.23(n)        4.60         1.61         0.67         0.73         4.68
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.63(a)        1.66         1.67         1.65         1.67         1.65
Expenses after expense reductions (f)                 1.48(a)        1.51         1.52         1.50         1.60         1.60
Net investment income                                 3.45(a)        3.53         2.89         2.55         2.45         3.01
Portfolio turnover                                      12             33           25           35           43           53
Net assets at end of period (000 Omitted)          $74,066        $81,986      $81,144     $140,467     $209,163     $203,259
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                             YEARS ENDED 4/30
                                                     ENDED       ------------------------------------------------------------
CLASS I                                           10/31/07           2007         2006         2005         2004         2003
                                               (UNAUDITED)
Net asset value, beginning of period                 $6.40          $6.36        $6.48        $6.66        $6.84        $6.82
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.14          $0.29        $0.25        $0.23        $0.23        $0.25
  Net realized and unrealized gain (loss)
  on investments                                     (0.03)          0.06        (0.09)       (0.12)       (0.10)        0.12
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.11          $0.35        $0.16        $0.11        $0.13        $0.37
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.17)        $(0.31)      $(0.28)      $(0.29)      $(0.31)      $(0.35)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.34          $6.40        $6.36        $6.48        $6.66        $6.84
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                               1.74(n)        5.65         2.46         1.68         1.89         5.59
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.63(a)        0.65         0.67         0.66         0.66         0.65
Expenses after expense reductions (f)                 0.48(a)        0.50         0.52         0.51         0.59         0.60
Net investment income                                 4.46(a)        4.51         3.90         3.53         3.45         3.81
Portfolio turnover                                      12             33           25           35           43           53
Net assets at end of period (000 Omitted)         $163,017       $151,568     $127,926     $110,059      $80,206      $29,075
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                             YEARS ENDED 4/30
                                                     ENDED         ----------------------------------------------------------
CLASS R                                           10/31/07           2007         2006         2005         2004      2003(i)
                                               (UNAUDITED)
Net asset value, beginning of period                 $6.43          $6.39        $6.50        $6.68        $6.87        $6.86
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.13          $0.26        $0.23        $0.21        $0.21        $0.08
  Net realized and unrealized gain (loss)
  on investments                                     (0.03)          0.07        (0.09)       (0.13)       (0.12)        0.03
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.10          $0.33        $0.14        $0.08        $0.09        $0.11
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.16)        $(0.29)      $(0.25)      $(0.26)      $(0.28)      $(0.10)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.37          $6.43        $6.39        $6.50        $6.68        $6.87
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                               1.54(n)        5.23         2.22         1.28         1.34         1.65(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.13(a)        1.16         1.17         1.17         1.17         1.15(a)
Expenses after expense reductions (f)                 0.87(a)        0.91         0.92         0.92         1.00         1.00(a)
Net investment income                                 4.06(a)        4.10         3.50         3.14         3.06         3.33(a)
Portfolio turnover                                      12             33           25           35           43           53
Net assets at end of period (000 Omitted)           $1,121         $2,230       $2,781       $2,649         $736          $85
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                 YEARS ENDED 4/30
                                                     ENDED         --------------------------------
CLASS R1                                          10/31/07           2007         2006      2005(i)
                                               (UNAUDITED)
Net asset value, beginning of period                 $6.40          $6.35        $6.47        $6.46
---------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.10          $0.22        $0.18        $0.01
  Net realized and unrealized gain (loss)
  on investments                                     (0.03)          0.07        (0.10)        0.02(g)
---------------------------------------------------------------------------------------------------
Total from investment operations                     $0.07          $0.29        $0.08        $0.03
---------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
  From net investment income                        $(0.13)        $(0.24)      $(0.20)      $(0.02)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.34          $6.40        $6.35        $6.47
---------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                               1.18(n)        4.66         1.30         0.39(n)
---------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.73(a)        1.84         1.87         2.07(a)
Expenses after expense reductions (f)                 1.58(a)        1.60         1.66         1.92(a)
Net investment income                                 3.35(a)        3.42         2.79         2.28(a)
Portfolio turnover                                      12             33           25           35
Net assets at end of period (000 Omitted)             $862           $267         $123          $50
---------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                SIX MONTHS                 YEARS ENDED 4/30
                                                     ENDED         --------------------------------
CLASS R2                                          10/31/07           2007         2006      2005(i)
                                               (UNAUDITED)
Net asset value, beginning of period                 $6.40          $6.35        $6.47        $6.46
---------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.12          $0.24        $0.20        $0.01
  Net realized and unrealized gain (loss)
  on investments                                     (0.03)          0.07        (0.10)        0.02(g)
---------------------------------------------------------------------------------------------------
Total from investment operations                     $0.09          $0.31        $0.10        $0.03
---------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
  From net investment income                        $(0.15)        $(0.26)      $(0.22)      $(0.02)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.34          $6.40        $6.35        $6.47
---------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                               1.36(n)        5.03         1.63         0.42(n)
---------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.38(a)        1.54         1.57         1.77(a)
Expenses after expense reductions (f)                 1.23(a)        1.25         1.32         1.62(a)
Net investment income                                 3.70(a)        3.77         3.16         2.65(a)
Portfolio turnover                                      12             33           25           35
Net assets at end of period (000 Omitted)             $321           $176         $120          $50
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                        YEARS ENDED 4/30
                                                     ENDED         ---------------------------------------------
CLASS R3                                          10/31/07           2007         2006         2005      2004(i)
                                               (UNAUDITED)
Net asset value, beginning of period                 $6.42          $6.38        $6.50        $6.68        $6.77
----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.12          $0.25        $0.22        $0.19        $0.09
  Net realized and unrealized gain (loss)
  on investments                                     (0.03)          0.07        (0.10)       (0.12)       (0.05)
----------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.09          $0.32        $0.12        $0.07        $0.04
----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.15)        $(0.28)      $(0.24)      $(0.25)      $(0.13)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.36          $6.42        $6.38        $6.50        $6.68
----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                               1.46(n)        5.07         1.87         1.03         0.58(n)
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.28(a)        1.38         1.41         1.42         1.38(a)
Expenses after expense reductions (f)                 1.03(a)        1.05         1.09         1.17         1.21(a)
Net investment income                                 3.91(a)        3.98         3.36         2.88         2.70(a)
Portfolio turnover                                      12             33           25           35           43
Net assets at end of period (000 Omitted)           $2,618         $1,154         $269         $156          $98
----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                 YEARS ENDED 4/30
                                                     ENDED         --------------------------------
CLASS R4                                          10/31/07           2007         2006      2005(i)
                                               (UNAUDITED)
Net asset value, beginning of period                 $6.43          $6.38        $6.50        $6.49
---------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.13          $0.27        $0.22        $0.02
  Net realized and unrealized gain (loss)
  on investments                                     (0.04)          0.07        (0.09)        0.01(g)
---------------------------------------------------------------------------------------------------
Total from investment operations                     $0.09          $0.34        $0.13        $0.03
---------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
  From net investment income                        $(0.16)        $(0.29)      $(0.25)      $(0.02)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.36          $6.43        $6.38        $6.50
---------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                               1.38(n)        5.39         2.06         0.46(n)
---------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.03(a)        1.05         1.07         1.27(a)
Expenses after expense reductions (f)                 0.88(a)        0.90         0.92         1.12(a)
Net investment income                                 4.07(a)        4.13         3.60         3.13(a)
Portfolio turnover                                      12             33           25           35
Net assets at end of period (000 Omitted)             $958           $494         $260          $50
---------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                SIX MONTHS                 YEARS ENDED 4/30
                                                     ENDED         --------------------------------
CLASS R5                                          10/31/07           2007         2006      2005(i)
                                               (UNAUDITED)
Net asset value, beginning of period                 $6.43          $6.38        $6.50        $6.49
---------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.14          $0.28        $0.24        $0.02
  Net realized and unrealized gain (loss)
  on investments                                     (0.03)          0.08        (0.09)        0.01(g)
---------------------------------------------------------------------------------------------------
Total from investment operations                     $0.11          $0.36        $0.15        $0.03
---------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
  From net investment income                        $(0.17)        $(0.31)      $(0.27)      $(0.02)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.37          $6.43        $6.38        $6.50
---------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                               1.69(n)        5.71         2.37         0.48(n)
---------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.73(a)        0.76         0.77         0.97(a)
Expenses after expense reductions (f)                 0.58(a)        0.61         0.62         0.82(a)
Net investment income                                 4.35(a)        4.41         3.80         3.45(a)
Portfolio turnover                                      12             33           25           35
Net assets at end of period (000 Omitted)              $55            $54          $51          $50
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                             YEARS ENDED 4/30
                                                     ENDED         ----------------------------------------------------------
CLASS 529A                                        10/31/07           2007         2006         2005         2004      2003(i)
                                               (UNAUDITED)
Net asset value, beginning of period                 $6.42          $6.38        $6.50        $6.68        $6.87        $6.80
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.13          $0.25        $0.22        $0.20        $0.20        $0.15
  Net realized and unrealized gain (loss)
  on investments                                     (0.04)          0.07        (0.09)       (0.12)       (0.11)        0.16
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.09          $0.32        $0.13        $0.08        $0.09        $0.31
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.15)        $(0.28)      $(0.25)      $(0.26)      $(0.28)      $(0.24)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.36          $6.42        $6.38        $6.50        $6.68        $6.87
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            1.49(n)        5.12         1.96         1.18         1.28         4.58(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.23(a)        1.26         1.27         1.27         1.27         1.25(a)
Expenses after expense reductions (f)                 0.98(a)        1.00         1.02         1.02         1.10         1.10(a)
Net investment income                                 3.95(a)        4.02         3.41         3.03         2.97         3.23(a)
Portfolio turnover                                      12             33           25           35           43           53
Net assets at end of period (000 Omitted)           $5,135         $4,467       $2,868       $2,300       $1,651       $1,011
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                             YEARS ENDED 4/30
                                                     ENDED         ----------------------------------------------------------
CLASS 529B                                        10/31/07           2007         2006         2005         2004      2003(i)
                                               (UNAUDITED)
Net asset value, beginning of period                 $6.39          $6.35        $6.47        $6.65        $6.83        $6.77
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.11          $0.21        $0.17        $0.15        $0.15        $0.13
  Net realized and unrealized gain (loss)
  on investments                                     (0.04)          0.07        (0.09)       (0.12)       (0.10)        0.13
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.07          $0.28        $0.08        $0.03        $0.05        $0.26
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.13)        $(0.24)      $(0.20)      $(0.21)      $(0.23)      $(0.20)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.33          $6.39        $6.35        $6.47        $6.65        $6.83
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            1.17(n)        4.47         1.26         0.48         0.68         3.90(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.78(a)        1.78         1.86         1.84         1.89         1.90(a)
Expenses after expense reductions (f)                 1.63(a)        1.63         1.71         1.69         1.82         1.85(a)
Net investment income                                 3.30(a)        3.39         2.71         2.35         2.24         2.63(a)
Portfolio turnover                                      12             33           25           35           43           53
Net assets at end of period (000 Omitted)           $1,015         $1,046         $682         $704         $718         $524
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                             YEARS ENDED 4/30
                                                     ENDED         ----------------------------------------------------------
CLASS 529C                                        10/31/07           2007         2006         2005         2004      2003(i)
                                               (UNAUDITED)
Net asset value, beginning of period                 $6.42          $6.38        $6.49        $6.67        $6.86        $6.79
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.10          $0.21        $0.17        $0.15        $0.15        $0.12
  Net realized and unrealized gain (loss)
  on investments                                     (0.03)          0.06        (0.08)       (0.12)       (0.11)        0.15
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.07          $0.27        $0.09        $0.03        $0.04        $0.27
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.13)        $(0.23)      $(0.20)      $(0.21)      $(0.23)      $(0.20)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.36          $6.42        $6.38        $6.49        $6.67        $6.86
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            1.11(n)        4.34         1.35         0.42         0.52         4.00(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.88(a)        1.90         1.92         1.91         1.92         1.90(a)
Expenses after expense reductions (f)                 1.73(a)        1.75         1.77         1.76         1.85         1.85(a)
Net investment income                                 3.20(a)        3.27         2.66         2.29         2.22         2.51(a)
Portfolio turnover                                      12             33           25           35           43           53
Net assets at end of period (000 Omitted)           $3,885         $3,719       $2,157       $1,820       $1,432         $734
-----------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than
$0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R),
    October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Limited Maturity Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts and swap agreements.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended October 31, 2007, custody fees were not reduced.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                            4/30/07

          Ordinary income (including any
          short-term capital gains)                     $31,206,219

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 10/31/07

          Cost of investments                          $734,628,446
          ---------------------------------------------------------
          Gross appreciation                             $2,065,902
          Gross depreciation                             (8,947,792)
          ---------------------------------------------------------
          Net unrealized appreciation (depreciation)    $(6,881,890)

          AS OF 4/30/07

          Undistributed ordinary income                  $3,140,705
          Capital loss carryforwards                    (94,527,086)
          Post-October capital loss deferral             (5,764,068)
          Other temporary differences                    (2,852,042)
          Net unrealized appreciation (depreciation)    (12,487,541)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of April 30, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              4/30/08                               $(9,838,280)
              4/30/09                                (2,874,797)
              4/30/11                               (18,880,791)
              4/30/12                               (15,641,631)
              4/30/13                               (18,655,874)
              4/30/14                               (16,764,678)
              4/30/15                               (11,871,035)
              --------------------------------------------------
                                                   $(94,527,086)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.25% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended October 31, 2007, this waiver amounted to $558,746 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $7,585 and $237 for the six months ended October 31, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:
                                                                    TOTAL         ANNUAL      DISTRIBUTION
                             DISTRIBUTION       SERVICE      DISTRIBUTION      EFFECTIVE       AND SERVICE
                                 FEE RATE      FEE RATE          PLAN (d)       RATE (e)               FEE
Class A                             0.10%         0.25%             0.35%          0.15%          $288,392
Class B                             0.75%         0.25%             1.00%          0.93%           508,929
Class C                             0.75%         0.25%             1.00%          1.00%           392,796
Class R                             0.25%         0.25%             0.50%          0.40%             4,320
Class R1                            0.50%         0.25%             0.75%          0.75%             1,654
Class R2                            0.25%         0.25%             0.50%          0.50%               644
Class R3                            0.25%         0.25%             0.50%          0.40%             4,280
Class R4                               --         0.25%             0.25%          0.25%               762
Class 529A                          0.25%         0.25%             0.50%          0.25%             8,133
Class 529B                          0.75%         0.25%             1.00%          0.91%             4,707
Class 529C                          0.75%         0.25%             1.00%          1.00%            18,450
----------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                             $1,233,067

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2007 based on each class' average daily net assets. 0.15% of the Class A service fee is currently being paid by the fund. Payment of the remaining 0.10% of the Class A service fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the Class 529A service fee is currently being waived under a written waiver arrangement through August 31, 2008. For the six months ended October 31, 2007, this waiver amounted to $2,324 and is reflected as a reduction of total expenses in the Statement of Operations. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. For one year from the date of sale of Class B and Class 529B shares, assets attributable to such Class B and Class 529B shares are subject to the 0.25% annual Class B and Class 529B service fee. On assets attributable to all other Class B and Class 529B shares, 0.15% of the Class B and
    Class 529B service fee is currently in effect and the remaining portion of the Class B and Class 529B service fee is not in effect but may be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the Class R and 0.10% of the Class R3 distribution fee is currently being waived under a written waiver arrangement through August 31, 2008. For the six months ended October 31,
    2007, this waiver amounted to $1,720 and is reflected as a reduction of total expenses in the
    Statement of Operations.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2007, were as follows:

                                                        AMOUNT

              Class A                                   $1,527
              Class B                                   95,869
              Class C                                    2,676
              Class 529B                                   486
              Class 529C                                     9

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Class 529A, Class 529B, and Class 529C shares closed on March 31, 2007. Program manager fees for the six months ended October 31, 2007, were as follows:

                                                        AMOUNT

              Class 529A                                $5,809
              Class 529B                                 1,302
              Class 529C                                 4,629
              ------------------------------------------------
              Total Program Manager Fees               $11,740

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2007, the fee was $159,402, which equated to 0.0429% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $320,578. The fund may also pay shareholder servicing related costs directly to non-related parties.

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds ("MFS fund-of-funds") and each underlying fund in which a MFS fund-of-funds invests ("underlying funds"), each underlying fund may pay a portion of each MFS fund-of-fund's transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended October 31, 2007, these costs for the fund amounted to $53,181 and are reflected in the shareholder servicing costs on the Statement of Operations.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended October 31, 2007 was equivalent to an annual effective rate of 0.0178% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended October 31, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                  FEE     TOTAL
                                                                 RATE    AMOUNT

Class R1                                                        0.35%      $772
Class R2                                                        0.25%       322
Class R3                                                        0.15%     1,284
Class R4                                                        0.15%       457
Class R5                                                        0.10%        28
-------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                   $2,863

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $799. This amount is included in independent trustees' compensation for the six months ended October 31, 2007. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $13,774 at October 31, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended October 31, 2007, the fee paid to Tarantino LLC was $1,819. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,785, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in income distributions from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES            SALES

U.S. government securities                            $451,983       $9,171,391
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)       $89,207,558     $110,511,490
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             SIX MONTHS ENDED                     YEAR ENDED
                                                 10/31/07                           4/30/07
                                         SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                               9,856,632       $62,912,824      13,531,277       $86,737,799
  Class B                                 555,985         3,531,647         736,783         4,700,017
  Class C                                 913,483         5,823,836       1,351,585         8,643,594
  Class I                               2,210,982        14,053,575       3,310,021        21,119,186
  Class R                                  77,394           494,029         158,472         1,014,921
  Class R1                                104,161           661,966          80,630           513,766
  Class R2                                 23,653           150,394          23,216           148,048
  Class R3                                274,171         1,747,543         279,121         1,788,949
  Class R4                                 88,781           565,387          99,424           637,345
  Class R5                                      3                19              28               178
  Class 529A                              243,614         1,552,153         402,015         2,573,156
  Class 529B                               11,360            72,053          66,856           427,510
  Class 529C                              133,366           848,915         354,777         2,270,342
-----------------------------------------------------------------------------------------------------
                                       14,493,585       $92,414,341      20,394,205      $130,574,811

Shares issued in connection with
acquisition of MFS Government
Limited Maturity Fund
  Class A                                      --               $--      18,443,722      $118,408,695
  Class B                                      --                --      10,336,717        66,051,623
  Class C                                      --                --       4,527,797        29,023,181
  Class I                                      --                --          37,462           239,380
-----------------------------------------------------------------------------------------------------
                                               --               $--      33,345,698      $213,722,879

Shares issued to shareholders in
reinvestment of distributions
  Class A                               1,161,566        $7,423,331       2,020,990       $12,950,984
  Class B                                 286,908         1,825,447         508,852         3,247,764
  Class C                                 164,790         1,051,765         277,501         1,776,509
  Class I                                 640,627         4,075,745       1,050,241         6,702,989
  Class R                                   5,983            38,269          15,996           102,533
  Class R1                                  1,204             7,651           1,495             9,538
  Class R2                                    834             5,304             919             5,860
  Class R3                                  5,536            35,326           3,748            24,030
  Class R4                                  2,043            13,044           2,776            17,793
  Class R5                                    221             1,410             394             2,524
  Class 529A                               16,714           106,716          22,952           147,036
  Class 529B                                3,394            21,556           4,344            27,686
  Class 529C                               11,416            72,836          14,720            94,258
-----------------------------------------------------------------------------------------------------
                                        2,301,236       $14,678,400       3,924,928       $25,109,504

Shares reacquired
  Class A                             (12,188,184)     $(77,815,157)    (27,770,368)    $(177,667,009)
  Class B                              (4,143,710)      (26,339,691)     (9,098,848)      (58,042,032)
  Class C                              (2,205,252)      (14,066,438)     (6,110,502)      (39,087,109)
  Class I                                (830,245)       (5,276,491)       (840,119)       (5,348,739)
  Class R                                (254,295)       (1,622,763)       (263,158)       (1,688,124)
  Class R1                                (11,218)          (71,296)        (59,661)         (380,618)
  Class R2                                 (1,280)           (8,137)        (15,647)          (99,850)
  Class R3                                (48,045)         (306,188)       (145,393)         (932,323)
  Class R4                                (17,191)         (109,698)        (65,962)         (423,544)
  Class R5                                     --                --             (28)             (180)
  Class 529A                             (149,036)         (950,655)       (179,085)       (1,146,475)
  Class 529B                              (18,145)         (115,054)        (14,871)          (94,861)
  Class 529C                             (113,372)         (722,539)       (128,447)         (821,490)
-----------------------------------------------------------------------------------------------------
                                      (19,979,973)    $(127,404,107)    (44,692,089)    $(285,732,354)

Net change
  Class A                              (1,169,986)      $(7,479,002)      6,225,621       $40,430,469
  Class B                              (3,300,817)      (20,982,597)      2,483,504        15,957,372
  Class C                              (1,126,979)       (7,190,837)         46,381           356,175
  Class I                               2,021,364        12,852,829       3,557,605        22,712,816
  Class R                                (170,918)       (1,090,465)        (88,690)         (570,670)
  Class R1                                 94,147           598,321          22,464           142,686
  Class R2                                 23,207           147,561           8,488            54,058
  Class R3                                231,662         1,476,681         137,476           880,656
  Class R4                                 73,633           468,733          36,238           231,594
  Class R5                                    224             1,429             394             2,522
  Class 529A                              111,292           708,214         245,882         1,573,717
  Class 529B                               (3,391)          (21,445)         56,329           360,335
  Class 529C                               31,410           199,212         241,050         1,543,110
-----------------------------------------------------------------------------------------------------
                                       (3,185,152)     $(20,311,366)     12,972,742       $83,674,840

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund's prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund was the owner of record of approximately 21% of the value of outstanding voting shares. In addition, the MFS Lifetime 2010 Fund and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended October 31, 2007, the fund's commitment fee and interest expense were $1,878 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) TRANSACTIONS IN UNDERLYING FUNDS - AFFILIATED ISSUERS

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

                                             BEGINNING      ACQUISITIONS    DISPOSITIONS      ENDING
                                             SHARES/PAR      SHARES/PAR      SHARES/PAR     SHARES/PAR
UNDERLYING FUNDS                               AMOUNT          AMOUNT          AMOUNT         AMOUNT
------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio         --         123,900,866     (94,116,250)    29,784,616

                                                            CAPITAL GAIN
                                                           DISTRIBUTIONS
                                                                FROM
                                              REALIZED       UNDERLYING       DIVIDEND        ENDING
UNDERLYING FUNDS                            GAIN (LOSS)        FUNDS           INCOME         VALUE
------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio        $--             $--           $516,477     $29,784,616

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund's Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that there is an advisory fee reduction in effect for the Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters. The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to MFS.COM, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT


[graphic omitted]

                               Semiannual report

MFS(R) MUNICIPAL LIMITED MATURITY FUND

LETTER FROM THE CEO                                     1
---------------------------------------------------------
PORTFOLIO COMPOSITION                                   2
---------------------------------------------------------
EXPENSE TABLE                                           3
---------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                5
---------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                    17
---------------------------------------------------------
STATEMENT OF OPERATIONS                                19
---------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                    20
---------------------------------------------------------
FINANCIAL HIGHLIGHTS                                   21
---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                          24
---------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT          33
---------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                  37
---------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                         37
---------------------------------------------------------
CONTACT INFORMATION                            BACK COVER
---------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                  NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                       10/31/07
                                                                        MTL-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices have hit their highest levels yet, and gold has spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 14, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      97.7%
              Cash & Other Net Assets                     2.3%

              TOP FIVE INDUSTRIES (i)

              General Obligations - General Purpose      10.6%
              ------------------------------------------------
              Healthcare Revenue - Hospitals             10.6%
              ------------------------------------------------
              Water & Sewer Utility Revenue               9.7%
              ------------------------------------------------
              State & Local Agencies                      9.7%
              ------------------------------------------------
              General Obligations - Schools               9.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        55.5%
              ------------------------------------------------
              AA                                         14.0%
              ------------------------------------------------
              A                                          12.8%
              ------------------------------------------------
              BBB                                        16.4%
              ------------------------------------------------
              BB (o)                                      0.0%
              ------------------------------------------------
              Not Rated                                   1.3%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      3.6
              ------------------------------------------------
              Average Life (i)(m)                     4.9 yrs.
              ------------------------------------------------
              Average Maturity (i)(m)                 6.2 yrs.
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)              AA
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)            A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o) Less than 0.1%.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 10/31/07.

Percentages are based on net assets as of 10/31/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
May 1, 2007 through October 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007 through October 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     5/01/07-
Class                       Ratio      5/01/07         10/31/07       10/31/07
--------------------------------------------------------------------------------
          Actual            0.66%     $1,000.00       $1,016.22         $3.34
    A     ----------------------------------------------------------------------
          Hypothetical (h)  0.66%     $1,000.00       $1,021.82         $3.35
--------------------------------------------------------------------------------
          Actual            1.41%     $1,000.00       $1,012.15         $7.13
    B     ----------------------------------------------------------------------
          Hypothetical (h)  1.41%     $1,000.00       $1,018.05         $7.15
--------------------------------------------------------------------------------
          Actual            1.51%     $1,000.00       $1,010.61         $7.63
    C     ----------------------------------------------------------------------
          Hypothetical (h)  1.51%     $1,000.00       $1,017.55         $7.66
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
10/31/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.4%
------------------------------------------------------------------------------------------------------------
ISSUER                                                                        SHARES/PAR           VALUE ($)
------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 5.5%
------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Rev., "A", FSA, 5.375%, 2015                            $ 1,000,000        $  1,075,960
Chicago, IL (O'Hare International Airport Rev.), "A-2", FSA,
5.25%, 2013                                                                    1,500,000           1,592,235
Cleveland, OH, Airport Systems Rev., "A", FSA, 5.5%, 2008                        250,000             250,745
Dallas Fort Worth, TX, International Airport, "A",
AMBAC, 6%, 2013                                                                1,000,000           1,104,450
Delaware River Port Authority Pennsylvania & New Jersey
Refunding (Port District Project), "A", FSA, 5.25%, 2009                         550,000             561,534
Long Beach, CA, Harbor Rev., "A", FGIC, 5%, 2015                               1,000,000           1,049,320
Massachusetts Port Authority Rev., "A", 5.75%, 2010                              175,000             184,483
Minneapolis & St. Paul, MN, Metropolitan Airport, "D", FGIC,
5.25%, 2009                                                                      500,000             509,630
New York, NY, Industrial Development Agency (Terminal One
Group Assn.), 5.5%, 2014                                                       1,000,000           1,072,610
Rhode Island Economic Development Corp. Airport Rev., "A",
FGIC, 5%, 2012                                                                   750,000             787,058
Richland Lexington, SC, Columbia Metropolitan Airport Rev.,
"A", FSA, 5%, 2009                                                               200,000             203,428
                                                                                                ------------
                                                                                                $  8,391,453
------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 10.5%
------------------------------------------------------------------------------------------------------------
Broward County, FL, "B", 5%, 2008                                            $   500,000        $    501,175
Columbus, OH, 5.25%, 2011                                                        705,000             742,386
Commonwealth of Massachusetts Consolidated Loan, "A",
6%, 2010 (c)                                                                     310,000             329,883
Commonwealth of Massachusetts Consolidated Loan, "A",
5%, 2016                                                                       1,000,000           1,072,720
Du Page County, IL (ARS Jail Project), 5%, 2009                                  870,000             885,799
Hawkins County, TN, AMBAC, 4.5%, 2008                                            425,000             427,265
New York, NY, "A", 5.25%, 2012                                                   265,000             283,309
New York, NY, "B", 5.75%, 2011                                                   375,000             399,836
New York, NY, "C", 5.25%, 2009                                                   250,000             257,818
New York, NY, "G", 5.5%, 2009                                                    780,000             806,582
New York, NY, "K", 5%, 2009 (c)                                                    5,000               5,189
New York, NY, "K", 5%, 2010                                                      365,000             377,574
New York, NY, "N", 5%, 2013                                                    1,030,000           1,097,506
Oakland, CA, "A", FGIC, 5%, 2010                                                 820,000             847,650
Pawtucket, RI, "A", AMBAC, 5%, 2009                                            1,000,000           1,022,060
Saraland, AL, Warrants, MBIA, 4.5%, 2009                                         865,000             875,363
St. Clair County, IL, FGIC, 5.625%, 2012                                         500,000             528,475
State of California, 5%, 2011                                                  2,250,000           2,346,075
State of Hawaii, "CY", FSA, 5.25%, 2008                                          500,000             502,125
State of Tennessee, "A", FGIC, 5.25%, 2008                                       500,000             502,125
State of Washington, "B", FSA, 5%, 2008                                          500,000             501,170
State of Wisconsin, 5.125%, 2011                                                 400,000             422,932
State of Wisconsin, "1", MBIA, 5%, 2017                                          500,000             529,790
Taylor, MI, Building Authority, AMBAC, 5.5%, 2010                                500,000             522,320
                                                                                                ------------
                                                                                                $ 15,787,127
------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 1.7%
------------------------------------------------------------------------------------------------------------
Kauai County, HI, "A", FGIC, 6.25%, 2010 (c)                                 $   375,000        $    402,600
New Orleans, LA, Certificate Indebtedness, FSA, 5.5%, 2010                       500,000             527,235
Oak Ridge, TN, AMBAC, 5%, 2012                                                   300,000             312,654
Pittsburgh, PA, "N", FSA, 5.25%, 2015                                          1,000,000           1,098,690
State of Mississippi, ETM, 6.2%, 2008 (c)                                        305,000             307,013
                                                                                                ------------
                                                                                                $  2,648,192
------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 9.0%
------------------------------------------------------------------------------------------------------------
Bastrop, TX, Independent School District Capital Appreciation,
"N", PSF, 0%, 2020                                                           $ 1,000,000        $    554,670
Bloomington, MN, Independent School District, "B",
5.25%, 2010 (j)                                                                  500,000             517,895
Byron Center, MI, Public Schools, Q-SBLF, 5%, 2011                               600,000             627,708
Clackamas County, OR, School District, 6%, 2010 (c)                              315,000             335,204
Cook County, IL, Community Consolidated School, FSA, ETM,
0%, 2008 (c)                                                                     500,000             481,945
Deer Park, TX, Independent School District, PSF, 0%, 2009                      1,000,000             956,270
DeSoto, TX, Independent School District School Building, "N",
PSF, 0%, 2021                                                                  3,860,000           2,016,001
Ennis, TX, Independent School District Capital Appreciation,
"N", PSF, 0%, 2021                                                             2,865,000           1,482,408
Fayette County, GA, School District, FSA, 0% to 2010,
4.15% to 2014                                                                    710,000             634,563
Fayette County, GA, School District, FSA, 0% to 2010,
4.35% to 2016                                                                    355,000             316,561
Ferndale, MI, School District, Q-SBLF, 5.5%, 2013                              1,115,000           1,193,485
Florida Board of Education, Lottery Rev., "B", FGIC,
5.5%, 2010 (c)                                                                   150,000             159,260
Kansas City, Mo, School District Building Corp. Leasehold
Rev., FGIC, 5%, 2012                                                           1,450,000           1,530,229
Manistee, MI, Public Schools, FGIC, 5.15%, 2009 (c)                              100,000             102,549
Northside, TX, Independent School District, PSF, 5.5%, 2016                      850,000             898,654
Norwin, PA, School District, FGIC, 6%, 2010 (c)                                  250,000             264,113
Round Rock, TX, Independent School District, PSF,
6.5%, 2010 (c)                                                                   500,000             540,040
Round Rock, TX, Independent School District, PSF, 5.375%, 2012                   570,000             613,685
Westerville, OH, City School District, MBIA, 5.5%, 2011 (c)                      300,000             320,079
                                                                                                ------------
                                                                                                $ 13,545,319
------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 10.4%
------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev.
(Catholic Healthcare West), "I", 4.95%, 2026 (a)                             $ 3,000,000        $  3,147,060
Colorado Health Facilities Authority Rev. (Catholic Health
Initiatives), "A", ETM, 5%, 2008 (c)                                             500,000             502,535
Colorado Health Facilities Authority Rev. (Parkview Medical
Center), 5%, 2010                                                                550,000             561,121
Colorado Health Facilities Authority Rev. (Parkview Medical
Center), 5%, 2011                                                                575,000             586,983
Illinois Health Facilities Authority Rev. (Children's Memorial
Hospital), "A", AMBAC, 5.75%, 2009 (c)                                           250,000             262,170
Indiana Health Facility Financing Authority Rev. (Ascension
Health), "F", ETM, 5.5%, 2008 (c)                                                500,000             510,360
Indiana Health Facility Financing Authority Rev. (Holy Cross
Health Systems Corp.), MBIA, 5.375%, 2008                                      1,000,000           1,019,320
Iowa Finance Authority Health Care Facilities (Genesis Medical
Center), 6%, 2010                                                                210,000             220,469
Joplin, MO, Industrial Development Authority, Health
Facilities Rev. (Freeman Health Systems), 5.5%, 2013                             700,000             735,525
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health),
"A", 5.25%, 2009                                                                 750,000             764,123
Kentucky Economic Development Finance Authority (Norton
Healthcare), "A", ETM, 6.125%, 2010 (c)                                           45,000              46,562
Kentucky Economic Development Finance Authority, Unrefunded
(Norton Healthcare), "A", 6.125%, 2010                                            90,000              92,037
Martin County, FL, Health Facilities Authority, Hospital Rev.
(Martin Memorial Medical Center), "B", 5.25%, 2008                               800,000             810,200
Massachusetts Health & Educational Facilities Authority Rev.
(Baystate Medical Center), "F", 5%, 2009                                         235,000             238,339
Mississippi Hospital Equipment & Facilities Authority Rev.
(Southwest Mississippi Regional Medical Center), 5%, 2014                        500,000             507,640
New Hampshire Health & Education Facilities (Covenant Health),
5%, 2014                                                                         920,000             944,895
Oklahoma Development Finance Authority (Unity Health Center),
5%, 2013                                                                         875,000             910,315
Rhode Island Health & Education Building, Hospital Financing
(Lifespan Obligated Group), 5.75%, 2010                                          250,000             260,975
South Miami, FL, Health Facilities Baptist Authority, Hospital
Rev. (Baptist Health South Florida Group), 5%, 2021                              790,000             818,385
Springfield, TN, Health & Higher Educational Facilities
Hospital Rev. (Northcrest Medical Center), 5.25%, 2013                           485,000             486,431
Steubenville, OH Hospital Rev. (Trinity Hospital), ETM,
5.75%, 2010 (c)                                                                  220,000             233,992
Tarrant County, TX, Cultural Education Facilities Finance
Corp. Rev. (Texas Health Resources), 5%, 2019                                    500,000             520,685
Waco, TX, Health Facilities Development Corp. (Ascension
Health), "A", 5.5%, 2009                                                         250,000             259,753
Wisconsin Health & Educational Facilities Authority Rev. (Fort
Healthcare, Inc.), 5.25%, 2012                                                   610,000             628,654
Wisconsin Health & Educational Facilities Authority Rev. (Fort
Healthcare, Inc.), 5.25%, 2013                                                   645,000             666,711
                                                                                                ------------
                                                                                                $ 15,735,240
------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.8%
------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical
Lutheran), "B", 3.75%, 2034 (a)                                              $   735,000        $    733,648
Tarrant County Texas Cultural Educational Facilities Finance
Corp. (Buckner Retirement), 5%, 2016                                             500,000             518,375
                                                                                                ------------
                                                                                                $  1,252,023
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.2%
------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund Ltd. Rev. (Dow Chemical Co.),
4.6%, 2014 (a)                                                               $   350,000        $    351,600
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 2.2%
------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority, Solid
Waste Facilities Rev. (Republic Services, Inc.), "A", 4.95%, 2012            $   250,000        $    256,640
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.),
4.5%, 2013                                                                     1,000,000             992,630
New Jersey Economic Development Authority (Waste Management,
Inc.), "A", 5.3%, 2015 (a)                                                     1,000,000           1,035,840
Ohio Solid Waste Rev. (Republic Services, Inc.), 4.25%, 2033(a)                1,000,000             978,560
                                                                                                ------------
                                                                                                $  3,263,670
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.5%
------------------------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Rev. (Anheuser Busch),
5.1%, 2012                                                                   $   375,000        $    386,048
Fort Bend County, TX, Industrial Development (Frito Lay,
Inc.), 3.5%, 2011 (a)                                                          1,000,000             999,690
Port Corpus Christi, TX, Nueces County General Rev. (Union
Pacific Corp.), 5.35%, 2010                                                      610,000             615,716
Utah County, UT, Environmental Improvement Rev. (Marathon
Oil), 5.05%, 2017 (a)                                                            300,000             311,178
                                                                                                ------------
                                                                                                $  2,312,632
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 2.2%
------------------------------------------------------------------------------------------------------------
Courtland, AL, Industrial Development Board Environmental
Improvement Rev. (International Paper Co.), "A", 5%, 2013                    $   750,000        $    769,890
Delta County, MI, Economic Development Corp., Environmental
Improvement Rev. (Mead Westvaco Escanaba), "B",
6.45%, 2012 (c)                                                                1,500,000           1,650,810
Erie County, PA, Industrial Development Authority, Pollution
Control (International Paper Co.), "A", 5.25%, 2010                              250,000             256,033
Erie County, PA, Industrial Development Authority, Pollution
Control (International Paper Co.), "A", 5.3%, 2012                               570,000             590,087
                                                                                                ------------
                                                                                                $  3,266,820
------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.7%
------------------------------------------------------------------------------------------------------------
George L. Smith II, GA, World Congress Center Authority Rev.
(Domed Stadium), MBIA, 6%, 2011                                              $ 1,000,000        $  1,066,420
------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.4%
------------------------------------------------------------------------------------------------------------
Dayton Montgomery County, OH, Port Dayton, "A", 4.75%, 2015                  $   605,000        $    609,652
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013(n)                  435,000             435,017
Illinois Development Finance Authority Rev. (Elgin School
District), FSA, 0%, 2010                                                         500,000             462,400
Indiana Bond Bank Common School Fund, AMBAC, 5.75%, 2013                         535,000             559,262
                                                                                                ------------
                                                                                                $  2,066,331
------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.4%
------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Multi-family Housing,
"II", 4.35%, 2007                                                            $   100,000        $    100,015
Philadelphia, PA, Housing Authority, "A", FSA, 5%, 2008                          500,000             508,395
                                                                                                ------------
                                                                                                $    608,410
------------------------------------------------------------------------------------------------------------
Parking - 0.5%
------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Public Parking Authority Rev., "A",
FGIC, 5%, 2016                                                               $   690,000        $    739,639
------------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 1.6%
------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, School Board, "N", AMBAC, 5.5%, 2009                   $ 1,245,000        $  1,278,285
Spokane, WA, Public Facilities District Hotel, "A",
MBIA, 5.75%, 2012                                                                425,000             456,646
Wyandotte County-Kansas City, KS, Sales Tax Second Lien Area
B, 4.75%, 2016                                                                   695,000             699,914
                                                                                                ------------
                                                                                                $  2,434,845
------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue - Local - 0.6%
------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee County, KS, Mortgage Backed Securities,
"B-4", GNMA, 4.25%, 2023                                                     $   990,000        $    993,326
------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 0.9%
------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., Single Family
Program, "C-2", 8.4%, 2021                                                   $    25,000        $     25,473
Colorado Housing & Finance Authority Rev., Single Family
Program, "A-3", 7.25%, 2010                                                       30,000              30,869
Colorado Housing & Finance Authority Rev., Single Family
Program, "A-3", 6.3%, 2012                                                        45,000              45,997
Colorado Housing & Finance Authority Rev., Single Family
Program, "B-3", 6.7%, 2016                                                        25,000              25,042
Massachusetts Housing Finance Agency, "A", MBIA,
5.35%, 2010                                                                      230,000             232,654
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), "B", GNMA, 6.05%, 2037                        500,000             536,030
New Hampshire Housing Finance Authority, Single Family Rev.,
Mortgage Acquisition, "F", 3.7%, 2010                                            380,000             378,096
Oklahoma Housing Finance Agency Single Family Rev., Mortgage
Homeownership, GNMA, 7.6%, 2015                                                   40,000              40,788
                                                                                                ------------
                                                                                                $  1,314,949
------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.8%
------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery
Rev. (Semass Systems), "B", MBIA, 5.625%, 2012                               $   400,000        $    430,344
Niagara County, NY, Industrial Development Agency, Solid Waste
Disposal Rev. (American Ref-fuel), "C", 5.625%, 2024 (a)                         300,000             306,636
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010                            400,000             416,968
                                                                                                ------------
                                                                                                $  1,153,948
------------------------------------------------------------------------------------------------------------
State & Agency - Other - 1.9%
------------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commerce Rev. (Project
Number 69), "A", FSA, 5.5%, 2011                                             $   500,000        $    534,190
New York Dormitory Authority Rev. (City University), MBIA,
5.25%, 2011                                                                    1,270,000           1,346,924
Puerto Rico Government Development Bank, "B", 5%, 2007                         1,000,000           1,000,840
                                                                                                ------------
                                                                                                $  2,881,954
------------------------------------------------------------------------------------------------------------
State & Local Agencies - 9.6%
------------------------------------------------------------------------------------------------------------
Alabama Public School & College, "C", FSA, 4.5%, 2009                        $ 1,000,000        $  1,015,690
Allen County, IN (Jail Building Corp.), ETM, 5.75%, 2009 (c)                     235,000             245,098
Columbia, SC, COP, Tourism Development Fee Pledge, "N", AMBAC,
5.25%, 2016                                                                    1,000,000           1,072,690
Columbus, IN, Multi-School Building Corp., First Mortgage,
FSA, 5%, 2010                                                                    725,000             748,070
District of Columbia, COP, AMBAC, 5.25%, 2008                                  1,500,000           1,504,050
Hamilton Heights School Building Corp. First Mortgage, "N",
FSA, 5%, 2014                                                                  1,875,000           2,009,081
Hampton, VA, Museum Rev., 5%, 2014                                               760,000             796,419
New York Dormitory Authority Rev. (School Districts Financing
Program), "A", MBIA, 5.25%, 2009                                               1,000,000           1,034,010
New York Tobacco Settlement Financing Corp., "A-1",
5.25%, 2012                                                                       25,000              25,031
New York Tobacco Settlement Financing Corp., "B-1",
5.25%, 2013                                                                    1,000,000           1,008,780
New York Urban Development Corp. Rev., "A", 5.125%, 2015                         675,000             724,255
North Lawrence, IN (First Mortgage), FSA, 5%, 2008                               500,000             501,245
Ohio Building Authority (Adult Correctional Building), "A",
5.75%, 2008                                                                      425,000             428,999
Ohio Building Authority (Adult Correctional Building), "A",
FSA, 5%, 2009                                                                  1,290,000           1,318,058
Ohio Building Authority (State Facilities Administration
Building), "A", 5.375%, 2009 (c)                                               1,000,000           1,045,870
Oregon Department of Administrative Services, "A", AMBAC,
5.5%, 2008                                                                       500,000             505,070
Suffolk County, NY, Judicial Facilities (John P. Cohalan
Complex), AMBAC, 5.75%, 2011                                                     160,000             168,294
Virginia, MN, Housing & Redevelopment Authority, Healthcare
Facility Lease Rev., 5.25%, 2012                                                  85,000              88,305
Virginia, MN, Housing & Redevelopment Authority, Healthcare
Facility Lease Rev., 5.25%, 2013                                                 215,000             224,064
                                                                                                ------------
                                                                                                $ 14,463,079
------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.6%
------------------------------------------------------------------------------------------------------------
Connecticut Higher Education Supplemental Loan Authority Rev.
(Family Education Loan Program), "A", MBIA, 4.125%, 2013                     $   835,000        $    835,651
Massachusetts Educational Financing Authority, "E", AMBAC,
4.5%, 2009                                                                        85,000              85,547
                                                                                                ------------
                                                                                                $    921,198
------------------------------------------------------------------------------------------------------------
Tax - Other - 2.8%
------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Excise Tax, "A", FSA, 5.25%, 2008                  $   250,000        $    253,728
Harris County-Houston, TX (Sport Capital Appreciation), "N",
MBIA, 0%, 2040 (a)                                                               600,000             575,298
New Jersey Economic Development Authority Rev., Cigarette Tax,
5.375%, 2015                                                                   2,730,000           2,886,183
Virgin Islands Public Finance Authority Rev., Matching Fund
Loan Note, "A", 5%, 2013                                                         200,000             210,206
Virgin Islands Public Finance Authority Rev., Matching Fund
Loan Note, "A", 5%, 2014                                                         250,000             263,710
                                                                                                ------------
                                                                                                $  4,189,125
------------------------------------------------------------------------------------------------------------
Tax Assessment - 1.3%
------------------------------------------------------------------------------------------------------------
Dyer, IN, Redevelopment Authority, Economic Development Lease
Rent, CIFG, 5%, 2011                                                         $   570,000        $    593,501
Louisiana Citizens Property, "B", AMBAC, 5.25%, 2014                           1,000,000           1,083,600
Omaha, NE, Special Obligations (Riverfront Redevelopment),
"A", 4.125%, 2008                                                                285,000             285,390
                                                                                                ------------
                                                                                                $  1,962,491
------------------------------------------------------------------------------------------------------------
Tobacco - 3.2%
------------------------------------------------------------------------------------------------------------
Buckeye, OH, Tobacco Settlement Financing Corp., 5.125%, 2024                $ 2,000,000        $  1,929,180
District of Columbia Tobacco Settlement, Asset Backed Bonds,
5.2%, 2008                                                                       450,000             452,952
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement, "A", 5%, 2008 (c)                                                     85,000              85,830
New Jersey Tobacco Settlement Financing Corp.,
4.375%, 2008 (c)                                                                  80,000              80,423
New Jersey Tobacco Settlement Financing Corp., "1A",
4.5%, 2023                                                                     1,400,000           1,315,860
South Carolina Tobacco Settlement Authority Rev.,
"B", 6%, 2022                                                                    225,000             228,269
Virginia Tobacco Settlement Financing Corp., 5.25%, 2012 (c)                     685,000             713,599
                                                                                                ------------
                                                                                                $  4,806,113
------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 0.8%
------------------------------------------------------------------------------------------------------------
Colorado Department of Transportation Rev., AMBAC, 6%, 2008                  $   235,000        $    238,668
Du Page County, IL, Transportation Rev., FSA, 5.5%, 2011                       1,000,000           1,058,600
                                                                                                ------------
                                                                                                $  1,297,268
------------------------------------------------------------------------------------------------------------
Universities - Colleges - 3.0%
------------------------------------------------------------------------------------------------------------
Alabama Private Colleges (Tuskegee University), "N", ASSD GTY,
5%, 2015                                                                     $ 1,000,000        $  1,061,030
Illinois Educational Facilities Authority Rev. (Art Institute
Chicago), "A", 4.3%, 2030 (a)                                                    500,000             505,910
Massachusetts Development Finance Agency Rev. (Hampshire
College), 5.15%, 2014                                                            150,000             154,380
Massachusetts Development Finance Agency Rev. (Western New
England College), ETM, 4%, 2008 (c)                                              295,000             295,177
Massachusetts Health & Educational (Massachusetts Institute of
Technology), "K", 5.25%, 2012                                                    375,000             402,949
San Leanna Educational Facilities Corp. Higher Educational
Rev. (St. Edwards University), 5%, 2019                                          750,000             759,653
Southeast Missouri State University, System Facilities Rev.,
MBIA, 5.625%, 2010                                                               250,000             262,263
Texas Public Finance Authority Rev., Southern University
Financing Systems, MBIA, 5%, 2007                                                500,000             500,000
University of Texas, Permanent University Fund, "A", 5%, 2009                    580,000             594,883
                                                                                                ------------
                                                                                                $  4,536,245
------------------------------------------------------------------------------------------------------------
Universities - Dormitories - 0.7%
------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., FGIC, 5.25%, 2029 (a)                     $ 1,000,000        $  1,067,070
------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 0.3%
------------------------------------------------------------------------------------------------------------
District of Columbia Rev. (Gonzaga College High School),
FSA, 5%, 2012                                                                $   330,000        $    338,537
New Hampshire Health & Education (Derryfield School),
6.5%, 2010                                                                        70,000              71,717
                                                                                                ------------
                                                                                                $    410,254
------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 1.8%
------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Poll
(Southern California Edison Co.), "A", XLCA, 4.1%, 2028 (a)                  $   500,000        $    510,440
Chesapeake, VA, Industrial Development Authority Rev.
(Virginia Electric & Power Co.), 5.25%, 2008                                     250,000             250,313
Farmington, NM, Pollution Control Rev. (El Paso Electric Co.),
"A", FGIC, 4%, 2032 (a)                                                          695,000             695,778
Jefferson County, AR, Pollution Control Rev. (Entergy
Arkansas, Inc., Project), 4.6%, 2017                                             820,000             825,920
Madison, WI, Industrial Development Rev. (Madison Gas &
Electric Co.), "B", 4.85%, 2027 (a)                                              420,000             436,241
                                                                                                ------------
                                                                                                $  2,718,692
------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 8.5%
------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Power Supply Rev.,
"A", 5.5%, 2010                                                              $   600,000        $    628,506
Clallam County, WA, Public Utilities District, Electric Rev.,
FSA, 5%, 2008                                                                    400,000             400,936
Clark County, WA, Public Utilities District 1, AMBAC,
5.25%, 2008                                                                    1,380,000           1,383,754
Cowlitz County, WA, Public Utilities District 1, AMBAC, ETM,
5.25%, 2008 (c)                                                                  195,000             197,954
Cowlitz County, WA, Public Utilities District 1, Unrefunded,
AMBAC, 5.25%, 2008                                                               305,000             309,548
Dalton, GA, Utilities Rev., FSA, 6%, 2012                                        500,000             546,510
Delaware Municipal Electric Corp., AMBAC, 5%, 2008                               500,000             505,185
Energy Northwest, Washington, Wind Project Rev.,
MBIA, 5%, 2013                                                                   280,000             298,262
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011                       500,000             526,580
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase
Rev., "A", 5.25%, 2019                                                         1,000,000           1,043,530
Long Island Power Authority, NY, Electric Systems Rev., "A",
5%, 2009                                                                       1,100,000           1,124,321
Lower Colorado River Authority, TX, Rev., "A", MBIA, ETM,
5%, 2011 (c)                                                                      30,000              31,491
Lower Colorado River Authority, TX, Rev., "F", FSA, 5.5%, 2008                   600,000             606,402
Lower Colorado River Authority, TX, Rev., "N", MBIA, 5%, 2011                    470,000             491,930
Massachusetts Development Finance Agency (Devens Electrical
Systems), 5.125%, 2011                                                           135,000             136,999
Muscatine, IA, Electric Rev., "A", AMBAC, 5.5%, 2010                           1,000,000           1,041,340
North Carolina Eastern Municipal Power Agency, "A",
5.5%, 2010                                                                       750,000             776,580
North Carolina Municipal Power Agency, Catawba Electric Rev.,
"A", 5.5%, 2013                                                                  500,000             534,360
Salt River, AZ, Agricultural Improvement (Salt River), "A",
5%, 2011                                                                         500,000             522,505
South Carolina Public Service Authority, "A", FSA, 4.5%, 2008                    500,000             500,795
Southern California Public Power Authority (San Juan), "A",
FSA, 5.375%, 2012                                                                595,000             637,531
Tacoma, WA, Electric Systems Rev., "A", FSA, 5.5%, 2011                          500,000             528,530
                                                                                                ------------
                                                                                                $ 12,773,549
------------------------------------------------------------------------------------------------------------
Utilities - Other - 1.4%
------------------------------------------------------------------------------------------------------------
Edmond, OK, Public Works Authority, Sales Tax & Utility System
Rev., AMBAC, 4.5%, 2008                                                      $   500,000        $    503,580
SA Energy Acquisition Public Facilities Corp., (Texas Gas
Supply), 5%, 2012                                                              1,500,000           1,550,340
                                                                                                ------------
                                                                                                $  2,053,920
------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 9.6%
------------------------------------------------------------------------------------------------------------
Allentown, PA, Water Rev., Guaranteed, AMBAC, 5%, 2011                       $   925,000        $    974,293
Atlanta, GA, Water & Waste Rev., "A", FGIC, 5.5%, 2014                         1,235,000           1,358,031
Fond Du Lac, WS, Water works Rev., "B", 4.5%, 2010                             1,500,000           1,528,065
Harrison County, MS, Wastewater Treatment Facilities, "A",
FGIC, ETM, 5.5%, 2011 (c)                                                        400,000             424,400
Houston, TX, Utilities Systems Rev., MBIA, 5.25%, 2014                         1,485,000           1,612,903
Houston, TX, Utilities Systems Rev., "A", FSA, 5%, 2012                        1,500,000           1,592,235
Kansas, Development Finance Authority Rev., Water Pollution
Control Revolving Fund, 5%, 2008                                                 500,000             503,915
King County, WA, Sewer Rev., FGIC, 5.25%, 2012                                   750,000             796,440
Mississippi Development Bank Special Obligation, "N", AMBAC,
5%, 2015                                                                       1,000,000           1,077,660
Nueces River Authority, Texas Water Supply Rev. (Corpus
Christi Project), FSA, 5%, 2013                                                  540,000             575,435
Philadelphia, PA, Water & Wastewater, FSA, 5.625%, 2008                          595,000             603,062
Phoenix, AZ, Civic Improvement Corp., Wastewater Systems Rev.,
FGIC, 5.25%, 2009                                                                255,000             262,520
Seattle, WA, Water Systems Rev., "B", 5%, 2008                                   475,000             479,679
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013                               690,000             740,750
Truckee Meadows, NV, Water Authority, "A", FSA, 5.5%, 2011                     1,000,000           1,064,840
Utah Water Finance Agency Rev., "A", AMBAC, 5%, 2012                             500,000             530,050
Wilsonville, OR, Water Systems Rev., MBIA, 5%, 2010                              300,000             311,118
                                                                                                ------------
                                                                                                $ 14,435,396
------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $143,811,932)                                           $145,448,298
------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.6%
------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority Rev., Government
Public Improvement III, "D-1", 3.47%, due 11/01/07, at
Identified Cost                                                              $ 1,000,000        $  1,000,000
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $144,811,932) (k)                                           $146,448,298
------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 3.0%                                                              4,465,087
------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                             $150,913,385
------------------------------------------------------------------------------------------------------------
(a) Mandatory tender date is earlier than stated maturity date.
(c) Refunded bond.
(j) Crossover refunded bond.
(k) As of October 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $145,448,298 and 99.32% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $435,017 representing
    0.3% of net assets.

The following abbreviations are used in this report and are defined:

COP        Certificate of Participation
ETM        Escrowed to Maturity
LIBOR      London Interbank Offered Rate

Insurers
------------------------------------------------------------------------------------------------------------
AMBAC      AMBAC Indemnity Corp.
ASSD GTY   Assured Guaranty Insurance Co.
CIFG       CDC IXIS Financial Guaranty
FGIC       Financial Guaranty Insurance Co.
FSA        Financial Security Assurance Inc.
GNMA       Government National Mortgage Assn.
MBIA       MBIA Insurance Corp.
PSF        Permanent School Fund
Q-SBLF     Qualified School Board Loan Fund
XLCA       XL Capital Insurance Co.

SWAP AGREEMENTS AT 10/31/07

                                                                                                        UNREALIZED
                         NOTIONAL                              CASH FLOWS            CASH FLOWS        APPRECIATION
EXPIRATION                AMOUNT          COUNTERPARTY         TO RECEIVE              TO PAY         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS

11/01/17           USD 3,500,000       Citibank              3-Month LIBOR      5.558% (fixed rate)       $(128,555)
                                                                                                          =========

At October 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
At 10/31/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $144,811,932)              $146,448,298
Cash                                                                     32,385
Receivable for investments sold                                       2,937,178
Receivable for fund shares sold                                         146,457
Interest receivable                                                   2,088,440
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $151,652,758
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                  $117,539
Payable for fund shares reacquired                                      356,046
Unrealized depreciation on interest rate swap agreements                128,555
Payable to affiliates
  Management fee                                                          2,070
  Shareholder servicing costs                                            42,972
  Distribution and service fees                                          17,013
  Administrative services fee                                               182
Payable for independent trustees' compensation                            8,218
Accrued expenses and other liabilities                                   66,778
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                              $739,373
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $150,913,385
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $152,939,396
Unrealized appreciation (depreciation) on investments                 1,507,811
Accumulated net realized gain (loss) on investments                  (3,815,586)
Undistributed net investment income                                     281,764
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $150,913,385
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    19,629,594
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $116,516,698
  Shares outstanding                                                 15,155,250
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $7.69
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50Xnet asset value per share)                                  $7.89
-------------------------------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $12,557,144
  Shares outstanding                                                  1,635,318
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $7.68
-------------------------------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $21,839,543
  Shares outstanding                                                  2,839,026
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $7.69
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENT OF OPERATIONS
Six months ended 10/31/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest income                                                                             $3,178,984
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                         $306,144
  Distribution and service fees                                           265,680
  Shareholder servicing costs                                              81,111
  Administrative services fee                                              17,298
  Independent trustees' compensation                                        3,028
  Custodian fee                                                            10,954
  Shareholder communications                                               19,548
  Auditing fees                                                            21,177
  Legal fees                                                                1,436
  Miscellaneous                                                            41,005
------------------------------------------------------------------------------------------------------
Total expenses                                                                                $767,381
------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                            (115,173)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                  $652,208
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $2,526,776
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                               $(219,362)
  Swap transactions                                                       (90,493)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                      $(309,855)
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                             $66,509
  Swap transactions                                                      (119,751)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                     $(53,242)
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                       $(363,097)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $2,163,679
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                    10/31/07                    4/30/07
                                                                 (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                             $2,526,776                 $5,887,030
Net realized gain (loss) on investments                             (309,855)                  (482,301)
Net unrealized gain (loss) on investments                            (53,242)                   944,316
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $2,163,679                 $6,349,045
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(2,003,823)               $(4,142,886)
  Class B                                                           (184,075)                  (473,641)
  Class C                                                           (304,232)                  (720,773)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(2,492,130)               $(5,337,300)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $(5,345,990)              $(53,503,666)
-------------------------------------------------------------------------------------------------------
Total change in net assets                                       $(5,674,441)              $(52,491,921)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                           156,587,826                209,079,747
At end of period (including undistributed net investment
income of $281,764 and $247,118, respectively)                  $150,913,385               $156,587,826
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                    SIX MONTHS                                   YEARS ENDED 4/30
                                         ENDED      ---------------------------------------------------------------------------
CLASS A                               10/31/07             2007             2006             2005           2004           2003
                                   (UNAUDITED)

Net asset value,
beginning of period                      $7.70            $7.66            $7.79            $7.83          $7.94          $7.69
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)              $0.13            $0.27(z)         $0.24            $0.23          $0.22          $0.23
  Net realized and unrealized
  gain (loss) on investments             (0.01)            0.02(z)         (0.13)           (0.04)         (0.11)          0.26
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations         $0.12            $0.29            $0.11            $0.19          $0.11          $0.49
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income            $(0.13)          $(0.25)          $(0.24)          $(0.23)        $(0.22)        $(0.24)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $7.69            $7.70            $7.66            $7.79          $7.83          $7.94
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                1.62(n)          3.83             1.40             2.45           1.35           6.43
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                            0.81(a)          0.85             0.86             0.82           0.82           0.84
Expenses after expense reductions(f)      0.66(a)          0.70             0.71             0.67           0.71           0.74
Net investment income                     3.51(a)          3.55(z)          3.11             3.00           2.73           2.90
Portfolio turnover                           7                9               13               17             18             12
Net assets at end of period
(000 Omitted)                         $116,517         $116,562         $149,936         $177,889       $171,824       $165,598
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                    SIX MONTHS                                   YEARS ENDED 4/30
                                         ENDED      ---------------------------------------------------------------------------
CLASS B                               10/31/07             2007             2006             2005           2004           2003
                                   (UNAUDITED)

Net asset value,
beginning of period                      $7.69            $7.65            $7.78            $7.82          $7.93          $7.68
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)              $0.11            $0.21(z)         $0.18            $0.18          $0.15          $0.16
  Net realized and unrealized
  gain (loss) on investments             (0.02)            0.02(z)         (0.13)           (0.05)         (0.10)          0.27
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations         $0.09            $0.23            $0.05            $0.13          $0.05          $0.43
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income            $(0.10)          $(0.19)          $(0.18)          $(0.17)        $(0.16)        $(0.18)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $7.68            $7.69            $7.65            $7.78          $7.82          $7.93
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                1.22(n)          3.06             0.66             1.65           0.58           5.61
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                            1.56(a)          1.61             1.61             1.58           1.61           1.63
Expenses after expense reductions(f)      1.41(a)          1.46             1.46             1.43           1.50           1.53
Net investment income                     2.76(a)          2.79(z)          2.36             2.25           1.94           2.10
Portfolio turnover                           7                9               13               17             18             12
Net assets at end of period
(000 Omitted)                          $12,557          $15,393          $23,575          $32,702        $41,733        $38,360
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                    SIX MONTHS                                   YEARS ENDED 4/30
                                         ENDED      ---------------------------------------------------------------------------
CLASS C                               10/31/07             2007             2006             2005           2004           2003
                                   (UNAUDITED)

Net asset value,
beginning of period                      $7.71            $7.67            $7.80            $7.83          $7.94          $7.69
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)              $0.10            $0.21(z)         $0.18            $0.17          $0.15          $0.16
  Net realized and unrealized
  gain (loss) on investments             (0.02)            0.01(z)         (0.14)           (0.04)         (0.11)          0.26
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations         $0.08            $0.22            $0.04            $0.13          $0.04          $0.42
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income            $(0.10)          $(0.18)          $(0.17)          $(0.16)        $(0.15)        $(0.17)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $7.69            $7.71            $7.67            $7.80          $7.83          $7.94
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                1.06(n)          2.96             0.54             1.71           0.49           5.52
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                            1.66(a)          1.70             1.71             1.67           1.67           1.69
Expenses after expense reductions(f)      1.51(a)          1.55             1.56             1.52           1.56           1.59
Net investment income                     2.66(a)          2.70(z)          2.26             2.21           1.87           2.02
Portfolio turnover                           7                9               13               17             18             12
Net assets at end of period
(000 Omitted)                          $21,840          $24,634          $35,569          $43,977        $55,263        $51,184
-------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of less than $0.01 per share on net investment income, a decrease of less than $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the net investment income ratio for each class for the year ended April 30, 2007. The change in estimate had no impact on net assists, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Municipal Limited Maturity Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed. The fund holds interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The fund may enter into an interest rate swap in order to manage its exposure to interest rate fluctuations.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended October 31, 2007, custody fees were not reduced.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                              4/30/07

          Tax-exempt income                                $5,337,300

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 10/31/07

          Cost of investments                       $144,673,657
          ------------------------------------------------------
          Gross appreciation                           1,992,125
          Gross depreciation                            (217,484)
          ------------------------------------------------------
          Net unrealized appreciation (depreciation)  $1,774,641

          AS OF 4/30/07

          Undistributed tax-exempt income               $673,630
          Capital loss carryforwards                  (3,499,249)
          Post-October capital loss deferral            (156,370)
          Other temporary differences                   (435,316)
          Net unrealized appreciation (depreciation)  $1,719,745

The aggregate cost above includes prior fiscal year end tax adjustments.

As of April 30, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              4/30/08                                 $(383,520)
              4/30/09                                  (516,819)
              4/30/11                                  (159,222)
              4/30/12                                  (277,860)
              4/30/13                                  (789,744)
              4/30/14                                  (625,131)
              4/30/15                                  (746,953)
              --------------------------------------------------
                                                    $(3,499,249)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.25% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended October 31, 2007, this waiver amounted to $114,805 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended October 31, 2007 was equivalent to an annual effective rate of 0.25% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,551 for the six months ended October 31, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE           PLAN (d)          RATE (e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.15%             $86,997
Class B                             0.75%              0.25%              1.00%             0.90%              62,406
Class C                             0.75%              0.25%              1.00%             1.00%             116,277
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                          $265,680

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2007 based on each class' average daily net assets. 0.15% of the Class A service fee is currently being paid by the fund. Payment of the remaining 0.10% of the Class A service fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. For one year from the date of sale of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, 0.15% of the Class B service fee is currently in effect and the remaining portion of the Class B service fee is not in effect but may be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2007, were as follows:

                                                          AMOUNT

              Class A                                        $45
              Class B                                    $25,902
              Class C                                       $315

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2007, the fee was $32,737, which equated to 0.0429% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $48,373. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended
October 31, 2007 was equivalent to an annual effective rate of 0.0227% of the fund average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $199. This amount is included in independent trustees' compensation for the six months ended October 31, 2007. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $7,716 at October 31, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended October 31, 2007, the fee paid to Tarantino LLC was $375. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $368, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $10,404,516 and $18,719,337 respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                       10/31/07                         4/30/07
                                               SHARES          AMOUNT           SHARES          AMOUNT
Shares sold
  Class A                                      1,831,370      $14,027,532       2,793,311      $21,515,998
  Class B                                         19,429          147,799          38,653          296,625
  Class C                                         92,875          710,036         234,405        1,803,662
----------------------------------------------------------------------------------------------------------
                                               1,943,674      $14,885,367       3,066,369      $23,616,285

Shares issued to shareholders
in reinvestment of distributions

  Class A                                        195,568       $1,499,686         402,418       $3,099,656
  Class B                                         14,386          110,183          36,457          280,449
  Class C                                         19,927          152,875          46,496          358,449
----------------------------------------------------------------------------------------------------------
                                                 229,881       $1,762,744         485,371       $3,738,554

Shares reacquired

  Class A                                     (2,001,926)    $(15,347,334)     (7,633,112)    $(58,688,130)
  Class B                                       (399,467)      (3,050,489)     (1,155,329)      (8,877,165)
  Class C                                       (469,352)      (3,596,278)     (1,724,503)     (13,293,210)
-----------------------------------------------------------------------------------------------------------
                                              (2,870,745)    $(21,994,101)    (10,512,944)    $(80,858,505)

Net change

  Class A                                         25,012         $179,884      (4,437,383)    $(34,072,476)
  Class B                                       (365,652)      (2,792,507)     (1,080,219)      (8,300,091)
  Class C                                       (356,550)      (2,733,367)     (1,443,602)     (11,131,099)
-----------------------------------------------------------------------------------------------------------
                                                (697,190)     $(5,345,990)     (6,961,204)    $(53,503,666)

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund's prospectus for details.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended October 31, 2007, the fund's commitment fee and interest expense on the line of credit were $427 and $0, respectively, and are included in miscellaneous expense and interest expense and fees, respectively, on the Statement of Operations.

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund's Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS observes an advisory fee reduction that will remain in effect for the Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters. The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to MFS.COM, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 Semiannual report

                                                      MFS(R) RESEARCH BOND FUND



LETTER FROM THE CEO                                        1
------------------------------------------------------------
PORTFOLIO COMPOSITION                                      2
------------------------------------------------------------
EXPENSE TABLE                                              3
------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                   5
------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                       26
------------------------------------------------------------
STATEMENT OF OPERATIONS                                   29
------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                       31
------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                      32
------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                             46
------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT             60
------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                     64
------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                            64
------------------------------------------------------------
CONTACT INFORMATION                               BACK COVER
------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                       10/31/07
                                                                        RBF-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices have hit their highest levels yet, and gold has spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 14, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      91.1%
              Floating Rate Loans                         1.5%
              Cash & Other Net Assets                     7.4%

              FIXED INCOME SECTORS (i)

              High Grade Corporates                      39.2%
              ------------------------------------------------
              Mortgage-Backed Securities                 14.6%
              ------------------------------------------------
              U.S. Treasury Securities                   12.4%
              ------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                  8.8%
              ------------------------------------------------
              High Yield Corporates                       4.9%
              ------------------------------------------------
              Emerging Market Bonds                       2.9%
              ------------------------------------------------
              Asset-Backed Securities                     2.6%
              ------------------------------------------------
              Municipal Bonds                             2.2%
              ------------------------------------------------
              U.S. Government Agencies                    1.5%
              ------------------------------------------------
              Floating Rate Loans                         1.5%
              ------------------------------------------------
              Collateralized Debt Obligations             1.3%
              ------------------------------------------------
              Non-U.S. Government Bonds                   0.5%
              ------------------------------------------------
              Residential Mortgage-Backed Securities      0.2%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        46.1%
              ------------------------------------------------
              AA                                          8.2%
              ------------------------------------------------
              A                                          11.5%
              ------------------------------------------------
              BBB                                        25.8%
              ------------------------------------------------
              BB                                          4.6%
              ------------------------------------------------
              B                                           3.0%
              ------------------------------------------------
              CCC (o)                                     0.0%
              ------------------------------------------------
              Not Rated                                   0.8%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      4.7
              ------------------------------------------------
              Average Life (i)(m)                     7.4 yrs.
              ------------------------------------------------
              Average Maturity (i)(m)                14.7 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    A+
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o) Less than 0.1%.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 10/31/07.

Percentages are based on net assets as of 10/31/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
May 1, 2007 through October 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007 through October 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                                                                     Expenses
                       Annualized    Beginning        Ending       Paid During
Share                    Expense   Account Value  Account Value     Period (p)
Class                     Ratio       5/01/07       10/31/07    5/01/07-10/31/07
--------------------------------------------------------------------------------
       Actual             0.61%      $1,000.00      $1,012.61         $3.09
  A    -------------------------------------------------------------------------
       Hypothetical (h)   0.61%      $1,000.00      $1,022.07         $3.10
--------------------------------------------------------------------------------
       Actual             1.43%      $1,000.00      $1,008.48         $7.22
  B    -------------------------------------------------------------------------
       Hypothetical (h)   1.43%      $1,000.00      $1,017.95         $7.25
--------------------------------------------------------------------------------
       Actual             1.46%      $1,000.00      $1,009.35         $7.37
  C    -------------------------------------------------------------------------
       Hypothetical (h)   1.46%      $1,000.00      $1,017.80         $7.41
--------------------------------------------------------------------------------
       Actual             0.45%      $1,000.00      $1,014.38         $2.28
  I    -------------------------------------------------------------------------
       Hypothetical (h)   0.45%      $1,000.00      $1,022.87         $2.29
--------------------------------------------------------------------------------
       Actual             0.54%      $1,000.00      $1,014.88         $2.73
  W    -------------------------------------------------------------------------
       Hypothetical (h)   0.54%      $1,000.00      $1,022.42         $2.75
--------------------------------------------------------------------------------
       Actual             0.97%      $1,000.00      $1,010.84         $4.90
  R    -------------------------------------------------------------------------
       Hypothetical (h)   0.97%      $1,000.00      $1,020.26         $4.93
--------------------------------------------------------------------------------
       Actual             1.56%      $1,000.00      $1,007.85         $7.87
 R1    -------------------------------------------------------------------------
       Hypothetical (h)   1.56%      $1,000.00      $1,017.29         $7.91
--------------------------------------------------------------------------------
       Actual             1.20%      $1,000.00      $1,009.62         $6.06
 R2    -------------------------------------------------------------------------
       Hypothetical (h)   1.20%      $1,000.00      $1,019.10         $6.09
--------------------------------------------------------------------------------
       Actual             1.11%      $1,000.00      $1,010.07         $5.61
 R3    -------------------------------------------------------------------------
       Hypothetical (h)   1.11%      $1,000.00      $1,019.56         $5.63
--------------------------------------------------------------------------------
       Actual             0.86%      $1,000.00      $1,012.34         $4.35
 R4    -------------------------------------------------------------------------
       Hypothetical (h)   0.86%      $1,000.00      $1,020.81         $4.37
--------------------------------------------------------------------------------
       Actual             0.56%      $1,000.00      $1,012.86         $2.83
 R5    -------------------------------------------------------------------------
       Hypothetical (h)   0.56%      $1,000.00      $1,022.32         $2.85
--------------------------------------------------------------------------------
       Actual             0.96%      $1,000.00      $1,011.81         $4.85
529A   -------------------------------------------------------------------------
       Hypothetical (h)   0.96%      $1,000.00      $1,020.31         $4.88
--------------------------------------------------------------------------------
       Actual             1.71%      $1,000.00      $1,007.09         $8.63
529B   -------------------------------------------------------------------------
       Hypothetical (h)   1.71%      $1,000.00      $1,016.54         $8.67
--------------------------------------------------------------------------------
       Actual             1.71%      $1,000.00      $1,007.08         $8.63
529C   -------------------------------------------------------------------------
       Hypothetical (h)   1.71%      $1,000.00      $1,016.54         $8.67
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
10/31/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.2%
------------------------------------------------------------------------------------------------------------------
ISSUER                                                                               SHARES/PAR          VALUE ($)
------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%
------------------------------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2010                                               $   256,003     $      246,400
------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 12.9%
------------------------------------------------------------------------------------------------------------------
Accredited Mortgage Loan Trust, FRN, 5.083%, 2035                                   $   124,670     $      124,589
Anthracite CDO III Ltd., 6.077%, 2039 (z)                                             5,000,000          4,981,914
ARCap REIT, Inc., CDO, "H", 6.1%, 2045 (n)                                            1,200,897            600,449
ARCap REIT, Inc., CDO, 6.1%, 2045 (z)                                                 4,149,000          3,679,644
ARCap REIT, Inc., CDO, "G", 6.1%, 2045 (n)                                            2,354,000          1,299,949
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                          3,581,684          3,422,769
Banc of America Commercial Mortgage, Inc., FRN, 5.775%, 2045                          6,220,000          6,276,848
Bayview Commercial Asset Trust, 0.775%, 2035 (i)(z)                                  39,662,390          2,861,211
Bayview Commercial Asset Trust, FRN, 5.182%, 2035 (n)                                 1,210,958          1,206,747
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (i)(z)                              28,459,132          2,146,799
Bayview Commercial Asset Trust, FRN, 5.142%, 2036 (z)                                   921,168            878,525
Bayview Commercial Asset Trust, FRN, 0.879%, 2036 (i)(z)                             27,584,842          2,333,596
Bayview Commercial Asset Trust, FRN, 1.169%, 2036 (i)(z)                             44,293,785          4,695,141
Bayview Commercial Asset Trust, FRN, 1.14%, 2036 (i)(z)                              21,396,528          2,506,601
Bayview Commercial Asset Trust, FRN, 1.211%, 2037 (i)(z)                             44,824,445          4,997,926
Bayview Commercial Mortgage Pass-Through Trust, 1.469%, 2013 (i)(z)                  18,213,560          1,287,699
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035                                4,113,000          4,098,218
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036                                1,500,000          1,397,109
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                3,951,000          3,841,045
Bayview Financial Revolving Mortgage Loan Trust, FRN, 5.619%, 2040 (z)                4,984,717          4,984,698
Bear Stearns Commercial Mortgage Securities, Inc., 4.945%, 2041                       1,500,000          1,479,074
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                  3,481,329          3,380,588
Brascan Real Estate, CDO, FRN, 6.78%, 2040 (z)                                          418,000            385,764
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)                                        4,660,000          4,453,213
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                     8,510,000          8,325,759
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                       7,300,000          7,248,362
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.555%, 2049                       6,901,000          6,053,677
Citigroup/Deutsche Bank Commercial Mortgage Trust, "B", FRN, 5.447%, 2049             5,922,000          5,457,590
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044                  5,890,000          5,845,584
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044                    400,000            389,826
Commercial Mortgage Asset Trust, 0.877%, 2032 (i)(n)                                  4,686,773            151,650
Commercial Mortgage Pass-Through Certificates, FRN, 5.281%, 2017 (n)                  1,500,000          1,497,493
Commercial Mortgage Pass-Through Certificates, FRN, 5.793%, 2046                      6,900,000          6,969,235
Countrywide Asset-Backed Certificates, FRN, 5.43%, 2036                               1,107,000          1,096,876
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046                              3,720,000          3,612,185
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                227,197            225,528
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                 6,345,305          6,231,118
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                              7,330,000          7,107,279
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035                  5,918,274          5,862,032
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.731%, 2037                  2,300,000          2,191,058
Credit-Based Asset Servicing & Securitization LLC, 5.737%, 2037                       1,920,000          1,761,511
Crest G-Star, CDO, 6.95%, 2032 (z)                                                    6,526,000          6,808,429
CRIIMI MAE Commercial Mortgage Trust, CDO, 7%, 2033 (n)                                 251,420            251,194
DEPFA Bank PLC, 3.625%, 2008                                                          1,250,000          1,237,838
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031                            1,635,000          1,773,736
DLJ Commercial Mortgage Corp., 7.95%, 2033                                            1,000,000          1,075,787
E*TRADE RV & Marine Trust, 3.62%, 2018                                                1,906,000          1,865,484
Falcon Auto Dealership LLC, 3.095%, 2023 (i)(n)                                         533,465             48,460
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                             564,210            555,713
Falcon Franchise Loan LLC, FRN, 3.69%, 2025 (i)                                       8,830,096          1,138,553
First Union National Bank Commercial Mortgage, 0.935%, 2043 (i)(n)                   29,933,189            759,564
First Union-Lehman Brothers Bank of America, 0.492%, 2035 (i)                        21,098,144            257,110
GE Capital Commercial Mortgage Corp., 6.269%, 2035                                    2,042,000          2,116,797
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036                                     3,720,000          3,525,174
Gramercy Real Estate CDO Ltd., FRN, 5.404%, 2035 (z)                                  1,260,000          1,236,829
Greenwich Capital Commercial Funding Corp., 4.569%, 2042                              5,335,000          5,186,310
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                         5,908,072          5,854,478
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                         3,357,664          3,285,407
IKON Receivables Funding LLC, 3.27%, 2011                                               144,422            144,318
IMPAC CMB Trust, FRN, 5.242%, 2034                                                      403,889            402,089
IMPAC CMB Trust, FRN, 5.332%, 2034                                                      201,945            199,288
IMPAC Secured Assets Corp., FRN, 5.222%, 2036                                         1,296,265          1,276,191
JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046                     2,195,695          2,149,619
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.21%, 2041                 4,431,054          4,380,808
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.345%, 2042 (n)            4,130,000          3,536,196
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042                6,793,056          6,511,510
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.364%, 2043                7,496,832          7,214,681
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                6,330,000          6,383,083
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                6,001,863          5,780,184
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.48%, 2047                 6,606,000          6,082,833
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.06%, 2017                 6,980,000          6,744,960
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036                                2,100,000          2,055,035
KKR Financial CLO Ltd., "C", CDO, FRN, 6.82%, 2021 (n)                                7,023,814          6,279,290
LB-UBS Commercial Mortgage Trust, 5.413%, 2039                                        2,839,532          2,773,891
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2030                          202,398            201,950
Lehman Brothers Commercial Conduit Mortgage Trust, 0.481%, 2035 (i)                  32,965,183            317,151
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                                  1,708,300          1,686,297
Merrill Lynch Mortgage Investors, Inc., FRN, 6.742%, 2030                               170,000            170,021
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037                              3,976,000          3,912,124
Merrill Lynch Mortgage Trust, FRN, 5.659%, 2039                                       7,423,000          7,440,195
Merrill Lynch Mortgage Trust, FRN, 5.659%, 2039                                       2,367,000          2,390,228
Merrill Lynch Mortgage Trust, FRN, 5.83%, 2017                                        8,080,000          7,644,259
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.714%, 2051                     4,254,000          3,769,398
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                8,600,000          8,270,777
Morgan Stanley Capital I, Inc., 0.862%, 2031 (i)(n)                                  21,955,292            233,861
Morgan Stanley Capital I, Inc., FRN, 7.195%, 2030                                       630,000            631,494
Mortgage Capital Funding, Inc., 0.596%, 2031 (i)                                     11,175,360             24,439
Multi-Family Capital Access One, Inc., 6.65%, 2024                                    1,201,777          1,208,904
Nationslink Funding Corp., 6.476%, 2030                                                 301,670            302,530
Nationslink Funding Corp., FRN, 0.652%, 2030 (i)                                      6,478,331             59,688
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                 5,000,000          4,936,139
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                      1,145,095          1,137,132
Option One Mortgage Loan Trust, FRN, 5.611%, 2037                                     1,280,000          1,252,491
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036                       2,588,328          2,453,410
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                             3,089,961          3,037,429
Preferred Term Securities XIX Ltd., CDO, FRN, 6.044%, 2035 (z)                        7,781,594          7,470,330
Prudential Securities Secured Financing Corp., FRN, 6.868%, 2013 (z)                  1,838,000          1,937,927
Putnam Structured Product Funding, CDO, FRN, 5.541%, 2008 (z)                           152,542            144,915
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034                          4,827,000          4,741,566
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                       8,795,000          8,428,667
RMAC PLC, FRN, 5.904%, 2036 (n)                                                          85,700             85,761
Salomon Brothers Mortgage Securities, Inc., FRN, 7.075%, 2032 (z)                     3,262,500          3,446,528
Structured Asset Securities Corp., FRN, 4.67%, 2035                                   4,627,565          4,604,756
Structured Asset Securities Corp., FRN, 5.113%, 2035                                  2,937,552          2,882,421
Superannuation Members Home Loans Global Trust, FRN, 5.464%, 2029                       743,521            743,186
Thornburg Mortgage Securities Trust, FRN, 5.213%, 2043                                  102,000            101,987
Timberstar Trust, 5.668%, 2036 (z)                                                    1,100,000          1,080,409
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                 5,250,000          5,032,800
Wachovia Bank Commercial Mortgage Trust, 5.513%, 2043                                 9,845,000          8,963,658
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048                                 1,900,000          1,891,513
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                            4,700,000          4,483,809
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                            7,164,804          6,939,189
Wachovia Bank Commercial Mortgage Trust, FRN, 5.21%, 2044                             4,999,000          4,874,852
Wachovia Bank Commercial Mortgage Trust, FRN, 5.692%, 2047                            4,400,000          4,093,887
Wachovia Bank Commercial Mortgage Trust, FRN, 5.438%, 2048                            4,971,000          4,566,275
                                                                                                    --------------
                                                                                                    $  363,832,071
------------------------------------------------------------------------------------------------------------------
Automotive - 0.7%
------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holdings, FRN, 5.886%, 2008                           $ 1,200,000     $    1,199,761
DaimlerChrysler Services North America LLC, 4.75%, 2008                                 750,000            748,942
Ford Motor Credit Co., 5.8%, 2009                                                     1,906,000          1,838,821
Ford Motor Credit Co., 7.375%, 2009                                                   2,860,000          2,758,338
Ford Motor Credit Co., 5.7%, 2010                                                     2,787,000          2,584,948
Ford Motor Credit Co. LLC, 9.75%, 2010                                                3,650,000          3,634,703
General Motors Corp., 7.2%, 2011                                                        293,000            280,548
Johnson Controls, Inc., 5.5%, 2016                                                    5,262,000          5,220,509
Nissan Motor Acceptance Corp., 5.625%, 2011 (n)                                       1,925,000          1,955,609
                                                                                                    --------------
                                                                                                    $   20,222,179
------------------------------------------------------------------------------------------------------------------
Broadcasting - 1.4%
------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                          $ 4,706,000     $    4,776,590
CBS Corp., 6.625%, 2011                                                               8,263,000          8,590,562
Clear Channel Communications, Inc., 4.625%, 2008                                      1,030,000          1,024,843
Clear Channel Communications, Inc., 7.65%, 2010                                       5,970,000          6,059,550
Clear Channel Communications, Inc., 6.25%, 2011                                       5,420,000          4,984,514
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                    5,965,000          6,054,475
News America Holdings, 8.5%, 2025                                                       120,000            142,127
News America, Inc., 4.75%, 2010                                                       1,000,000            988,970
News America, Inc., 6.15%, 2037                                                       7,000,000          6,718,327
                                                                                                    --------------
                                                                                                    $   39,339,958
------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.8%
------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 5.85%, 2010                                                $14,020,000     $   14,084,969
Goldman Sachs Group, Inc., 5%, 2011                                                     870,000            863,209
Goldman Sachs Group, Inc., 5.7%, 2012                                                 1,650,000          1,675,616
Goldman Sachs Group, Inc., 5.625%, 2017                                              11,118,000         10,765,393
INVESCO PLC, 4.5%, 2009                                                               8,926,000          8,804,785
INVESCO PLC, 5.625%, 2012                                                             5,090,000          5,030,681
Lehman Brothers E-Capital Trust I, FRN, 6.29%, 2065                                   1,098,000          1,028,318
Lehman Brothers Holdings, Inc., 6.2%, 2014                                            4,400,000          4,428,552
Lehman Brothers Holdings, Inc., 6.5%, 2017                                            6,860,000          6,908,836
Merrill Lynch & Co., Inc., 6.05%, 2016                                               12,739,000         12,630,133
Morgan Stanley, 5.75%, 2016                                                          12,001,000         11,870,753
                                                                                                    --------------
                                                                                                    $   78,091,245
------------------------------------------------------------------------------------------------------------------
Building - 0.4%
------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                          $ 1,072,000     $    1,075,467
American Standard Cos., Inc., 7.625%, 2010                                            5,745,000          6,018,588
CRH America, Inc., 6.95%, 2012                                                        1,250,000          1,305,061
Hanson PLC, 7.875%, 2010                                                              2,000,000          2,130,342
Owens Corning, Inc., 6.5%, 2016                                                       2,000,000          1,937,580
                                                                                                    --------------
                                                                                                    $   12,467,038
------------------------------------------------------------------------------------------------------------------
Business Services - 0.4%
------------------------------------------------------------------------------------------------------------------
Xerox Corp., 5.5%, 2012                                                             $ 1,700,000     $    1,700,505
Xerox Corp., 6.4%, 2016                                                               6,345,000          6,501,411
Xerox Corp., 6.75%, 2017                                                              2,280,000          2,380,103
                                                                                                    --------------
                                                                                                    $   10,582,019
------------------------------------------------------------------------------------------------------------------
Cable TV - 1.2%
------------------------------------------------------------------------------------------------------------------
Comcast Cable Communications LLC, 6.75%, 2011                                       $     4,000     $        4,170
Comcast Corp., 5.45%, 2010                                                              300,000            302,497
Comcast Corp., 5.85%, 2015                                                            1,000,000          1,007,039
Comcast Corp., 6.45%, 2037                                                            1,967,000          1,982,878
Cox Communications, Inc., 4.625%, 2010                                                1,900,000          1,879,030
Cox Communications, Inc., 7.125%, 2012                                                8,510,000          9,055,627
Cox Communications, Inc., 4.625%, 2013                                                  600,000            571,543
TCI Communications, Inc., 9.8%, 2012                                                  1,679,000          1,944,611
Time Warner Cable Inc., 5.4%, 2012                                                    1,000,000            996,995
Time Warner Cable Inc., 5.85%, 2017                                                   8,550,000          8,477,017
Time Warner Entertainment Co. LP, 7.25%, 2008                                           750,000            760,177
Time Warner Entertainment Co. LP, 8.375%, 2033                                        5,077,000          6,084,911
                                                                                                    --------------
                                                                                                    $   33,066,495
------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%
------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                       $   775,000     $      780,267
Yara International A.S.A., 5.25%, 2014 (n)                                            2,700,000          2,596,207
                                                                                                    --------------
                                                                                                    $    3,376,474
------------------------------------------------------------------------------------------------------------------
Conglomerates - 0.3%
------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                        $   525,000     $      556,277
Tyco Electronics Ltd., 6.55%, 2017 (z)                                                5,300,000          5,408,263
Tyco Electronics Ltd., 7.125%, 2037 (z)                                               2,700,000          2,822,718
                                                                                                    --------------
                                                                                                    $    8,787,258
------------------------------------------------------------------------------------------------------------------
Construction - 0.2%
------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 7.875%, 2011                                                     $ 4,760,000     $    4,577,554
------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.7%
------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                                  $ 8,400,000     $    8,359,462
Western Union Co., 5.4%, 2011                                                        12,830,000         12,834,311
                                                                                                    --------------
                                                                                                    $   21,193,773
------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.5%
------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (n)                                         $ 5,961,000     $    5,921,568
BAE Systems Holdings, Inc., 6.4%, 2011 (n)                                            7,260,000          7,534,769
                                                                                                    --------------
                                                                                                    $   13,456,337
------------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.4%
------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 6.51%, 2022                                                       $ 2,843,000     $    2,770,219
Majapahit Holding B.V., 7.25%, 2017 (n)                                               7,836,000          7,767,435
OAO Gazprom, 9.625%, 2013                                                               840,000            968,100
                                                                                                    --------------
                                                                                                    $   11,505,754
------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.3%
------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 7%, 2013                                                     $ 6,646,656     $    5,926,232
Republic of Argentina, FRN, 5.374%, 2012                                              3,731,875          3,387,503
                                                                                                    --------------
                                                                                                    $    9,313,735
------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.0%
------------------------------------------------------------------------------------------------------------------
Apache Corp., 7.375%, 2047                                                          $    37,000     $       42,712
EnCana Corp., 4.6%, 2009                                                              1,290,000          1,282,251
Nexen, Inc., 6.4%, 2037                                                              11,323,000         11,266,159
Ocean Energy, Inc., 7.25%, 2011                                                       5,066,000          5,413,041
XTO Energy, Inc., 6.25%, 2013                                                         3,570,000          3,707,324
XTO Energy, Inc., 5.65%, 2016                                                         5,580,000          5,553,880
                                                                                                    --------------
                                                                                                    $   27,265,367
------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                 $ 4,222,000     $    4,116,450
TNK-BP Finance S.A., 7.5%, 2016                                                       3,042,000          2,965,950
                                                                                                    --------------
                                                                                                    $    7,082,400
------------------------------------------------------------------------------------------------------------------
Entertainment - 0.1%
------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 5.5%, 2011                                                       $ 3,000,000     $    3,008,307
Time Warner, Inc., 6.875%, 2012                                                         100,000            105,395
Turner Broadcasting System, Inc., 8.375%, 2013                                          399,000            448,523
                                                                                                    --------------
                                                                                                    $    3,562,225
------------------------------------------------------------------------------------------------------------------
Financial Institutions - 3.6%
------------------------------------------------------------------------------------------------------------------
American Express Bank Fsb, 5.55%, 2012                                              $ 8,660,000     $    8,739,949
American Express Co., 6.15%, 2017                                                    10,090,000         10,290,246
Capital One Bank, 4.25%, 2008                                                           100,000             99,008
Capital One Financial Co., 5.7%, 2011                                                 1,790,000          1,770,706
Capital One Financial Co., 6.15%, 2016                                                6,640,000          6,486,125
Capmark Financial Group, Inc., 5.875%, 2012 (n)                                      13,440,000         12,065,988
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                            1,360,000          1,112,394
Countrywide Financial Corp., 6.25%, 2016                                             10,570,000          8,412,748
Countrywide Home Loans, Inc., 4.125%, 2009                                            1,700,000          1,485,812
General Electric Capital Corp., 5.375%, 2016                                          6,105,000          6,084,261
General Motors Acceptance Corp., 5.625%, 2009                                         1,650,000          1,571,930
General Motors Acceptance Corp., 6.75%, 2014                                          4,736,000          4,196,541
Household Finance Corp., 7%, 2012                                                       170,000            179,970
HSBC Finance Corp., 6.75%, 2011                                                          20,000             20,870
HSBC Finance Corp., 5.5%, 2016                                                       12,782,000         12,492,973
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)                                14,000,000         13,995,296
International Lease Finance Corp., 5%, 2010                                             868,000            867,515
ORIX Corp., 5.48%, 2011                                                              12,180,000         11,894,464
                                                                                                    --------------
                                                                                                    $  101,766,796
------------------------------------------------------------------------------------------------------------------
Food & Beverages - 1.6%
------------------------------------------------------------------------------------------------------------------
Brown-Forman Corp., 5.2%, 2012                                                      $ 2,240,000     $    2,252,136
Diageo Capital PLC, 5.5%, 2016                                                       10,060,000          9,895,187
Diageo Capital PLC, 5.75%, 2017                                                       5,360,000          5,332,187
General Mills, Inc., 5.65%, 2012                                                      6,220,000          6,316,621
Kraft Foods, Inc., 4%, 2008                                                             850,000            842,467
Miller Brewing Co., 4.25%, 2008 (n)                                                   1,410,000          1,400,085
Miller Brewing Co., 5.5%, 2013 (n)                                                   11,231,000         11,200,485
Tyson Foods, Inc., 6.85%, 2016                                                        6,330,000          6,583,719
                                                                                                    --------------
                                                                                                    $   43,822,887
------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.6%
------------------------------------------------------------------------------------------------------------------
CVS Caremark Corp., 5.75%, 2011                                                     $   840,000     $      855,513
CVS Caremark Corp., 6.125%, 2016                                                      5,920,000          6,038,027
CVS Caremark Corp., 5.75%, 2017                                                      10,070,000         10,018,270
                                                                                                    --------------
                                                                                                    $   16,911,810
------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.4%
------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                                     $ 1,845,000     $    1,929,237
Stora Enso Oyj, 6.404%, 2016 (n)                                                      2,500,000          2,473,460
Stora Enso Oyj, 7.25%, 2036 (n)                                                       7,059,000          7,137,009
                                                                                                    --------------
                                                                                                    $   11,539,706
------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.7%
------------------------------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007                                                         $   500,000     $      499,830
Marriott International, Inc., 6.375%, 2017                                            8,530,000          8,685,690
MGM Mirage, Inc., 8.5%, 2010                                                              3,000              3,139
Wyndham Worldwide Corp., 6%, 2016                                                     9,595,000          9,384,889
                                                                                                    --------------
                                                                                                    $   18,573,548
------------------------------------------------------------------------------------------------------------------
Industrial - 0.3%
------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.5%, 2011                                                         $ 8,652,000     $    8,903,263
------------------------------------------------------------------------------------------------------------------
Insurance - 0.9%
------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 6.25%, 2037                                     $ 7,830,000     $    7,286,653
ASIF Global Financing XVIII, 3.85%, 2007 (n)                                          1,000,000            999,158
ING Groep N.V., 5.775% to 2015, FRN to 2049                                           7,970,000          7,698,088
John Hancock Global Funding II, 3.5%, 2009 (n)                                        1,250,000          1,224,086
MetLife, Inc., 5.375%, 2012                                                             300,000            302,478
UnumProvident Corp., 6.85%, 2015 (n)                                                  7,368,000          7,601,846
                                                                                                    --------------
                                                                                                    $   25,112,309
------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 1.5%
------------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                             $14,545,000     $   14,403,870
Chubb Corp., 6.375% to 2017, FRN to 2037                                              7,780,000          7,658,484
Fund American Cos., Inc., 5.875%, 2013                                                8,759,000          8,670,271
Safeco Corp., 4.2%, 2008                                                                930,000            928,893
ZFS Finance USA Trust IV, FRN, 5.875%, 2032 (n)                                       1,480,000          1,418,491
ZFS Finance USA Trust V, FRN, 6.5%, 2037 (n)                                         10,570,000         10,172,600
                                                                                                    --------------
                                                                                                    $   43,252,609
------------------------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 0.4%
------------------------------------------------------------------------------------------------------------------
Eksportfinans A.S.A., 5.125%, 2011                                                  $ 2,600,000     $    2,645,074
Hydro-Quebec, 6.3%, 2011                                                                265,000            278,314
KfW Bankengruppe, 4.625%, 2008                                                        2,391,000          2,383,820
KfW Bankengruppe, 5.25%, 2009                                                         4,900,000          4,963,333
KfW Bankengruppe, 4.875%, 2009                                                        1,900,000          1,918,645
                                                                                                    --------------
                                                                                                    $   12,189,186
------------------------------------------------------------------------------------------------------------------
International Market Sovereign - 0.1%
------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                                      $ 2,000,000     $    1,960,504
------------------------------------------------------------------------------------------------------------------
Major Banks - 3.9%
------------------------------------------------------------------------------------------------------------------
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049                                   $12,920,000     $   12,188,392
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (n)                                     1,170,000          1,258,459
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                          7,365,000          6,822,133
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)                                          6,500,000          6,465,212
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)                            4,150,000          4,452,904
JPMorgan Chase & Co., 5.125%, 2014                                                    6,432,000          6,274,648
JPMorgan Chase Bank N.A., 5.875%, 2016                                                4,250,000          4,299,742
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                             10,546,000         10,055,010
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                  3,640,000          3,717,426
PNC Funding Corp., 5.625%, 2017                                                       6,370,000          6,213,865
Popular North America, Inc., 3.875%, 2008                                               750,000            739,149
Popular North America, Inc., 4.7%, 2009                                               1,200,000          1,195,212
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (z)                      6,100,000          6,165,252
Royal Bank of Scotland Group PLC, 9.118%, 2049                                        3,170,000          3,390,581
Unicredit Luxembourg Financial S.A., 6%, 2017 (z)                                    15,040,000         14,852,585
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                   2,483,000          2,674,712
Wachovia Bank, NA, 5.6%, 2016                                                         6,426,000          6,262,510
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                 9,282,000          9,208,236
Wachovia Corp., 7.8%, 2010                                                              250,000            267,943
Wachovia Corp., 6.605%, 2025                                                          2,393,000          2,494,107
Wachovia Corp., 6.3%, 2008                                                              700,000            705,057
Wells Fargo Bank NA, 6.45%, 2011                                                        200,000            207,645
                                                                                                    --------------
                                                                                                    $  109,910,780
------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.8%
------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., FRN, 5.499%, 2009 (n)                                        $ 1,600,000     $    1,602,842
Community Health Systems, Inc., 8.875%, 2015 (n)                                      8,740,000          8,849,250
Covidien Ltd., 6%, 2017 (z)                                                           5,870,000          5,949,122
Covidien Ltd., 6.55%, 2037 (z)                                                        5,450,000          5,552,226
Fisher Scientific International, Inc., 6.125%, 2015                                  11,840,000         11,775,886
Hospira, Inc., 5.55%, 2012                                                            5,690,000          5,696,259
Hospira, Inc., 6.05%, 2017                                                            3,900,000          3,894,197
McKesson Corp., 5.7%, 2017                                                            6,220,000          6,188,365
                                                                                                    --------------
                                                                                                    $   49,508,147
------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.5%
------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC, 5.9%, 2017                                                         $14,260,000     $   14,580,736
------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.9%
------------------------------------------------------------------------------------------------------------------
GTL Trade Finance, Inc., 7.25%, 2017 (z)                                            $ 8,059,000     $    8,161,647
International Steel Group, Inc., 6.5%, 2014                                          10,352,000         10,627,260
Peabody Energy Corp., 5.875%, 2016                                                    6,965,000          6,634,163
                                                                                                    --------------
                                                                                                    $   25,423,070
------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 14.5%
------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2035                                                                $ 3,045,494     $    3,071,213
Fannie Mae, 6.022%, 2010                                                              3,500,000          3,604,394
Fannie Mae, 4.506%, 2011                                                              2,225,762          2,206,821
Fannie Mae, 4.55%, 2011                                                               2,335,935          2,318,143
Fannie Mae, 4.79%, 2012                                                               2,966,537          2,955,869
Fannie Mae, 4.86%, 2012 - 2014                                                        3,717,141          3,666,952
Fannie Mae, 5.12%, 2012                                                               1,936,210          1,941,995
Fannie Mae, 4.51%, 2013                                                               1,101,193          1,073,457
Fannie Mae, 4.543%, 2013                                                              2,413,198          2,354,041
Fannie Mae, 4.845%, 2013                                                              2,697,992          2,664,570
Fannie Mae, 5.369%, 2013                                                              1,157,600          1,168,493
Fannie Mae, 4.62%, 2014 - 2015                                                        4,536,838          4,392,968
Fannie Mae, 4.666%, 2014                                                              1,632,492          1,589,934
Fannie Mae, 4.77%, 2014                                                               1,852,287          1,812,513
Fannie Mae, 4.839%, 2014                                                              4,881,741          4,802,611
Fannie Mae, 5.05%, 2014                                                               1,263,801          1,253,004
Fannie Mae, 5.412%, 2014                                                              2,681,572          2,711,381
Fannie Mae, 4.53%, 2015                                                               1,218,220          1,167,864
Fannie Mae, 4.6%, 2015                                                                1,969,912          1,896,593
Fannie Mae, 4.665%, 2015                                                              1,239,620          1,201,100
Fannie Mae, 4.78%, 2015                                                               2,713,110          2,640,714
Fannie Mae, 4.815%, 2015                                                              1,848,000          1,803,646
Fannie Mae, 4.82%, 2015                                                               1,553,703          1,515,091
Fannie Mae, 4.85%, 2015                                                               1,510,775          1,479,994
Fannie Mae, 4.87%, 2015                                                               1,273,632          1,247,581
Fannie Mae, 4.89%, 2015                                                                 394,615            386,258
Fannie Mae, 4.925%, 2015                                                              5,415,301          5,331,687
Fannie Mae, 4.94%, 2015                                                               2,591,000          2,582,051
Fannie Mae, 4.98%, 2015                                                               1,662,565          1,636,868
Fannie Mae, 5%, 2016 - 2025                                                          11,364,761         11,263,258
Fannie Mae, 5.09%, 2016                                                               2,931,565          2,899,859
Fannie Mae, 5.395%, 2016                                                              2,530,371          2,541,420
Fannie Mae, 5.423%, 2016                                                              3,099,771          3,128,252
Fannie Mae, 5.5%, 2016 - 2037                                                       132,011,065        130,622,301
Fannie Mae, 5.93%, 2016                                                               1,350,892          1,398,739
Fannie Mae, 4.996%, 2017                                                              4,913,122          4,856,957
Fannie Mae, 5.28%, 2017                                                               2,707,000          2,698,658
Fannie Mae, 5.32%, 2017                                                                 806,562            805,254
Fannie Mae, 5.54%, 2017                                                               1,520,000          1,538,602
Fannie Mae, 4.88%, 2020                                                                 991,500            979,923
Fannie Mae, 5.19%, 2020                                                               3,277,384          3,221,916
Fannie Mae, 5.35%, 2023                                                               2,319,015          2,294,888
Fannie Mae, 6.5%, 2031 - 2033                                                         1,209,241          1,247,676
Fannie Mae, 6%, 2034 - 2037                                                          21,500,918         21,664,391
Freddie Mac, 5.5%, 2017 - 2037                                                       41,545,229         41,100,106
Freddie Mac, 5%, 2018 - 2028                                                         65,920,434         65,784,454
Freddie Mac, 3%, 2021                                                                   211,814            211,104
Freddie Mac, 4%, 2023 - 2024                                                          4,539,582          4,490,866
Freddie Mac, 6%, 2033 - 2037                                                         33,920,137         34,179,337
Ginnie Mae, 6%, 2034 - 2036                                                           7,333,774          7,407,423
                                                                                                    --------------
                                                                                                    $  410,813,190
------------------------------------------------------------------------------------------------------------------
Municipals - 2.2%
------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev.
(Massachusetts Institute of Technology), "K", 5.5%, 2032                            $29,445,000     $   33,946,552
Texas Transportation Commission Mobility Fund, 5%, 2037                              26,160,000         27,031,390
                                                                                                    --------------
                                                                                                    $   60,977,942
------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.2%
------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                    $11,526,000     $   12,638,639
CenterPoint Energy, Inc., 7.75%, 2011                                                 2,100,000          2,232,458
CenterPoint Energy, Inc., 5.95%, 2017                                                 3,280,000          3,222,833
Duke Capital LLC, 6.25%, 2013                                                         1,000,000          1,027,541
Enterprise Products Partners LP, 4.95%, 2010                                          1,700,000          1,691,442
Enterprise Products Partners LP, 6.3%, 2017                                           7,550,000          7,687,637
Intergas Finance B.V., 6.375%, 2017 (n)                                               2,754,000          2,574,990
Kinder Morgan Energy Partners LP, 6.75%, 2011                                           110,000            114,795
Kinder Morgan Energy Partners LP, 6%, 2017                                            7,502,000          7,511,708
Kinder Morgan Energy Partners LP, 7.75%, 2032                                         1,797,000          2,005,517
Kinder Morgan Energy Partners LP, 5.8%, 2035                                          3,385,000          3,067,514
Kinder Morgan Finance, 5.35%, 2011                                                    1,596,000          1,559,083
Spectra Energy Capital LLC, 8%, 2019                                                  7,965,000          9,079,216
Williams Cos., Inc., 8.75%, 2032                                                      6,115,000          7,123,975
                                                                                                    --------------
                                                                                                    $   61,537,348
------------------------------------------------------------------------------------------------------------------
Network & Telecom - 2.6%
------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc., 8.375%, 2010                                                      $12,223,000     $   13,231,544
Deutsche Telekom International Finance B.V., 5.25%, 2013                                821,000            815,381
Deutsche Telekom International Finance B.V., 5.75%, 2016                              6,632,000          6,649,436
France Telecom S.A., 7.75%, 2011                                                        300,000            323,868
GTE Corp., 7.51%, 2009                                                                  600,000            619,950
Telecom Italia Capital, 4%, 2010                                                      1,000,000            977,192
Telecom Italia Capital, 4.875%, 2010                                                  1,023,000          1,016,563
Telecom Italia Capital, 6.2%, 2011                                                    9,689,000          9,973,837
Telefonica Emisiones S.A.U., 7.045%, 2036                                             9,230,000         10,138,269
TELUS Corp., 8%, 2011                                                                14,497,000         15,724,432
Verizon New York, Inc., 6.875%, 2012                                                 11,980,000         12,696,524
                                                                                                    --------------
                                                                                                    $   72,166,996
------------------------------------------------------------------------------------------------------------------
Oil Services - 0.2%
------------------------------------------------------------------------------------------------------------------
Weatherford International, Inc., 6.35%, 2017 (n)                                    $ 5,420,000     $    5,556,622
------------------------------------------------------------------------------------------------------------------
Oils - 0.2%
------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                            $ 6,690,000     $    6,971,074
------------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 2.4%
------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN, 7.594%, 2011 (n)                    7,667,000          7,436,990
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                       5,619,000          5,576,858
Citigroup, Inc., 5%, 2014                                                             3,297,000          3,200,187
Citigroup, Inc., 6%, 2017                                                             6,870,000          7,002,014
Deutsche Bank AG, 5.375%, 2012                                                        8,390,000          8,470,317
Fifth Third Bancorp, 5.45%, 2017                                                      4,607,000          4,484,343
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                     6,640,000          6,291,931
Mizuho Financial Group, Inc., 5.79%, 2014 (n)                                         1,017,000          1,029,179
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)                                       1,978,000          1,835,062
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                      6,801,000          6,300,623
Swedbank AB, FRN, 9%, 2049 (n)                                                        3,120,000          3,365,800
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                           12,010,000         11,872,221
UFJ Finance Aruba AEC, 6.75%, 2013                                                      980,000          1,032,765
                                                                                                    --------------
                                                                                                    $   67,898,290
------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.4%
------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                    $ 5,075,000     $    5,411,219
Idearc, Inc., 8%, 2016                                                                7,130,000          7,147,825
                                                                                                    --------------
                                                                                                    $   12,559,044
------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.3%
------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                      $ 5,229,000     $    5,542,740
Union Pacific Corp., 7.25%, 2008                                                      1,580,000          1,610,148
Union Pacific Corp., 6.125%, 2012                                                     1,000,000          1,024,016
                                                                                                    --------------
                                                                                                    $    8,176,904
------------------------------------------------------------------------------------------------------------------
Real Estate - 2.7%
------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., REIT, 5%, 2015                                             $ 3,697,000     $    3,468,411
ERP Operating LP, REIT, 5.75%, 2017                                                  13,700,000         13,264,025
HRPT Properties Trust, REIT, 6.25%, 2016                                              9,473,000          9,303,452
Kimco Realty Corp., REIT, 6%, 2012                                                    2,846,000          2,902,920
Kimco Realty Corp., REIT, 5.783%, 2016                                                7,659,000          7,548,220
Liberty Property Ltd. Partnership, REIT, 5.5%, 2016                                   8,840,000          8,321,136
PPF Funding, Inc., REIT, 5.35%, 2012 (n)                                              2,080,000          2,052,332
ProLogis, REIT, 5.5%, 2012                                                            1,980,000          1,955,038
ProLogis, REIT, 5.75%, 2016                                                           8,794,000          8,610,117
ProLogis, REIT, 5.625%, 2016                                                          3,050,000          2,929,629
Simon Property Group LP, REIT, 6.375%, 2007                                             125,000            125,025
Simon Property Group LP, REIT, 7.125%, 2009                                           1,100,000          1,118,440
Simon Property Group LP, REIT, 4.6%, 2010                                             4,488,000          4,406,480
Simon Property Group LP, REIT, 5.75%, 2015                                            1,506,000          1,476,460
Simon Property Group LP, REIT, 6.1%, 2016                                             5,269,000          5,293,174
Simon Property Group LP, REIT, 5.875%, 2017                                           2,870,000          2,836,332
Vornado Realty Trust, REIT, 4.5%, 2009                                                1,000,000            985,414
Vornado Realty Trust, REIT, 4.75%, 2010                                                 798,000            781,877
                                                                                                    --------------
                                                                                                    $   77,378,482
------------------------------------------------------------------------------------------------------------------
Restaurants - 0.3%
------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                     $ 7,055,000     $    7,809,441
------------------------------------------------------------------------------------------------------------------
Retailers - 1.0%
------------------------------------------------------------------------------------------------------------------
Federated Retail Holdings, Inc., 5.35%, 2012                                        $ 4,540,000     $    4,426,169
Home Depot, Inc., 5.875%, 2036                                                        8,000,000          6,984,776
J.C. Penney Corp., Inc., 8%, 2010                                                     2,300,000          2,450,305
Limited Brands, Inc., 5.25%, 2014                                                     1,196,000          1,106,707
Macy's, Inc., 6.625%, 2011                                                            4,924,000          5,034,357
May Department Stores Co., 5.95%, 2008                                                1,406,000          1,407,268
Target Corp., 6.5%, 2037                                                              7,091,000          7,184,289
                                                                                                    --------------
                                                                                                    $   28,593,871
------------------------------------------------------------------------------------------------------------------
Supermarkets - 1.0%
------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9%, 2031                                                    $ 5,162,000     $    6,248,064
Kroger Co., 6.4%, 2017                                                                9,760,000         10,154,333
Safeway, Inc., 6.5%, 2008                                                             1,620,000          1,640,266
Safeway, Inc., 6.5%, 2011                                                             6,860,000          7,098,941
Tesco PLC, 6.15%, 2037 (z)                                                            4,340,000          4,253,747
                                                                                                    --------------
                                                                                                    $   29,395,351
------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.7%
------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                            $ 8,675,000     $    8,284,625
Rogers Cable, Inc., 5.5%, 2014                                                        7,406,000          7,239,061
Sprint Capital Corp., 7.625%, 2011                                                    2,000,000          2,112,540
Vodafone Airtouch PLC, 7.75%, 2010                                                    1,000,000          1,057,537
Vodafone Group PLC, 5.375%, 2015                                                      1,510,000          1,488,199
                                                                                                    --------------
                                                                                                    $   20,181,962
------------------------------------------------------------------------------------------------------------------
Telephone Services - 0.2%
------------------------------------------------------------------------------------------------------------------
Embarq Corp., 7.082%, 2016                                                          $ 6,280,000     $    6,563,435
------------------------------------------------------------------------------------------------------------------
Tobacco - 0.4%
------------------------------------------------------------------------------------------------------------------
Philip Morris Capital Corp., 7.5%, 2009                                             $ 1,300,000     $    1,342,640
Reynolds American, Inc., 7.25%, 2012                                                    125,000            132,891
Reynolds American, Inc., 6.75%, 2017                                                  9,030,000          9,447,638
                                                                                                    --------------
                                                                                                    $   10,923,169
------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.0%
------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                            $   725,000     $      850,511
------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.5%
------------------------------------------------------------------------------------------------------------------
Aid-Israel, 6.6%, 2008                                                              $     2,095     $        2,100
Small Business Administration, 5.37%, 2016                                              696,709            705,912
Small Business Administration, 5.94%, 2016                                              764,274            784,432
Small Business Administration, 5.34%, 2021                                              316,926            320,702
Small Business Administration, 6.34%, 2021                                               58,215             60,134
Small Business Administration, 6.35%, 2021                                               40,129             41,453
Small Business Administration, 6.44%, 2021                                               59,040             61,106
Small Business Administration, 6.07%, 2022                                              220,980            227,165
Small Business Administration, 4.35%, 2023                                            1,490,658          1,434,029
Small Business Administration, 4.89%, 2023                                            2,061,353          2,041,609
Small Business Administration, 4.98%, 2023                                            2,175,373          2,166,181
Small Business Administration, 4.34%, 2024                                            2,299,150          2,199,381
Small Business Administration, 4.86%, 2024                                            1,932,275          1,902,328
Small Business Administration, 4.93%, 2024                                            2,719,702          2,698,008
Small Business Administration, 5.18%, 2024                                            2,349,051          2,356,820
Small Business Administration, 5.19%, 2024                                            3,103,648          3,113,375
Small Business Administration, 5.52%, 2024                                            2,898,223          2,940,203
Small Business Administration, 4.57%, 2025                                            3,134,355          3,019,271
Small Business Administration, 4.76%, 2025                                           10,053,740          9,800,918
Small Business Administration, 5.39%, 2025                                            1,021,588          1,030,733
Small Business Administration, 5.35%, 2026                                            5,778,409          5,838,186
                                                                                                    --------------
                                                                                                    $   42,744,046
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 17.6%
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                                    $ 4,506,000     $    5,229,776
U.S. Treasury Bonds, 6%, 2026                                                           840,000            961,800
U.S. Treasury Bonds, 6.75%, 2026                                                     44,819,000         55,544,052
U.S. Treasury Bonds, 5.375%, 2031                                                    66,703,000         72,268,565
U.S. Treasury Bonds, 4.5%, 2036                                                      22,534,000         21,632,640
U.S. Treasury Notes, 3%, 2007                                                           257,000            256,859
U.S. Treasury Notes, 5.5%, 2008                                                       3,868,000          3,883,410
U.S. Treasury Notes, 3.125%, 2008                                                    51,588,000         51,140,629
U.S. Treasury Notes, 4.5%, 2009                                                      32,786,000         33,013,961
U.S. Treasury Notes, 4.875%, 2009 (f)                                               155,026,000        157,424,097
U.S. Treasury Notes, 6.5%, 2010                                                      57,722,000         60,910,217
U.S. Treasury Notes, 4%, 2010                                                           525,000            525,820
U.S. Treasury Notes, 4.75%, 2014                                                     11,804,000         12,131,372
U.S. Treasury Notes, TIPS, 2.375%, 2017                                              11,424,256         11,667,912
U.S. Treasury Notes, TIPS, 2%, 2014                                                  11,564,914         11,555,881
                                                                                                    --------------
                                                                                                    $  498,146,991
------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.7%
------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)                                    $ 8,495,000     $    9,217,075
Beaver Valley Funding Corp., 9%, 2017                                                   221,000            248,727
Bruce Mansfield Unit, 6.85%, 2034                                                     9,540,000          9,737,478
EDP Finance B.V., 6%, 2018 (z)                                                       14,950,000         14,904,283
EEB International Ltd., 8.75%, 2014 (z)                                               2,084,000          2,151,730
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                    4,027,000          4,521,230
Enel Finance International S.A., 6.8%, 2037 (z)                                       7,080,000          7,417,327
Enersis S.A., 7.375%, 2014                                                            5,122,000          5,440,783
Exelon Generation Co. LLC, 6.95%, 2011                                               18,259,000         19,167,568
FirstEnergy Corp., 6.45%, 2011                                                        9,164,000          9,457,184
FPL Group Capital, Inc., 5.551%, 2008                                                 1,868,200          1,869,031
ISA Capital do Brasil S.A., 7.875%, 2012                                              6,430,000          6,590,750
MidAmerican Energy Holdings Co., 3.5%, 2008                                             119,000            117,974
MidAmerican Energy Holdings Co., 5.875%, 2012                                         1,182,000          1,210,340
MidAmerican Energy Holdings Co., 6.125%, 2036                                         5,170,000          5,112,680
NiSource Finance Corp., 7.875%, 2010                                                 13,053,000         13,969,660
NRG Energy, Inc., 7.25%, 2014                                                        11,250,000         11,250,000
Reliant Energy, Inc., 7.625%, 2014                                                    6,570,000          6,627,488
System Energy Resources, Inc., 5.129%, 2014 (n)                                         770,820            770,966
Virginia Electric & Power Co., 4.1%, 2008                                             3,484,000          3,449,045
                                                                                                    --------------
                                                                                                    $  133,231,319
------------------------------------------------------------------------------------------------------------------
Utilities - Gas - 0.2%
------------------------------------------------------------------------------------------------------------------
TGI International Ltd., 9.5%, 2017 (z)                                              $ 5,791,000     $    6,058,544
------------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $2,740,284,400)                                                       $2,719,958,165
------------------------------------------------------------------------------------------------------------------
Floating Rate Loans - 1.5% (g)(r)
------------------------------------------------------------------------------------------------------------------
Broadcasting - 0.2%
------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Term Loan B, 7.21%, 2014                            $ 5,274,810     $    4,991,948
------------------------------------------------------------------------------------------------------------------
Food & Beverages - 0.3%
------------------------------------------------------------------------------------------------------------------
Aramark Corp., Letter of Credit, 7.36%, 2014 (o)                                    $   538,723     $      525,339
Aramark Corp., Term Loan B, 7.2%, 2014 (o)                                            7,537,648          7,350,385
                                                                                                    --------------
                                                                                                    $    7,875,724
------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.3%
------------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 7.45%, 2013                                                 $ 7,117,346     $    6,944,747
------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.3%
------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., Term Loan B, 2014 (o)                                          $ 9,084,557     $    8,850,632
------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.3%
------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Letter of Credit, 2012 (o)                        $ 3,177,387     $    3,116,621
Allied Waste North America, Inc., Term Loan B, 2012 (o)                               5,907,170          5,794,196
                                                                                                    --------------
                                                                                                    $    8,910,817
------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.1%
------------------------------------------------------------------------------------------------------------------
Dex Media East, Term Loan B, 2014 (o)                                               $ 4,008,903     $    4,010,573
------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE LOANS (IDENTIFIED COST, $41,630,382)                                            $   41,584,441
------------------------------------------------------------------------------------------------------------------

Money Market Funds (v) - 2.9%
------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.18%,
at Cost and Net Asset Value                                                          82,167,841     $   82,167,841
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $2,864,082,623) (k)                                             $2,843,710,447
------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.6)%                                                                (16,267,335)
------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                 $2,827,443,112
------------------------------------------------------------------------------------------------------------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of October 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $2,628,666,218 and 92.44% of market value. An independent pricing service provided an evaluated bid for 91.23% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $203,938,235, representing
    7.2% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
    These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v) Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                       ACQUISITION      ACQUISITION       CURRENT       TOTAL % OF
RESTRICTED SECURITIES                                      DATE             COST       MARKET VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------
Anthracite CDO III Ltd., 6.077%, 2039                    10/25/06       $ 4,998,438    $  4,981,914
ARCap REIT, Inc., CDO, 6.1%, 2045                        12/07/06         4,244,946       3,679,644
Bayview Commercial Asset Trust, 0.775%, 2035             10/06/05         3,463,223       2,861,211
Bayview Commercial Asset Trust, FRN, 0.84%, 2036          2/28/06         2,688,010       2,146,799
Bayview Commercial Asset Trust, FRN, 0.879%, 2036         5/16/06         2,080,067       2,333,596
Bayview Commercial Asset Trust, FRN, 1.14%, 2036         10/25/06         2,752,460       2,506,601
Bayview Commercial Asset Trust, FRN, 1.169%, 2036         9/11/06         5,802,114       4,695,141
Bayview Commercial Asset Trust, FRN, 1.211%, 2037         1/26/07         5,994,003       4,997,926
Bayview Commercial Asset Trust, FRN, 5.142%, 2036         2/23/06           658,064         878,525
Bayview Commercial Mortgage Pass-Through Trust,
1.469%, 2013                                              3/29/06         1,581,455       1,287,699
Bayview Financial Revolving Mortgage Loan Trust,
FRN, 5.619%, 2040                                         3/01/06         4,250,000       4,984,698
Brascan Real Estate, CDO, FRN, 6.78%, 2040                9/14/04           418,000         385,764
Capital Trust Realty CDO Ltd., 5.16%, 2035                4/07/06         4,486,160       4,453,213
Covidien Ltd., 6%, 2017                                  10/17/07         5,865,715       5,949,122
Covidien Ltd., 6.55%, 2037                               10/17/07         5,426,335       5,552,226
Crest G-Star, CDO, 6.95%, 2032                            9/13/05         6,988,938       6,808,429
EDP Finance B.V., 6%, 2018                               10/26/07        14,928,173      14,904,283
EEB International Ltd., 8.75%, 2014                      10/24/07         2,084,000       2,151,730
Enel Finance International S.A., 6.8%, 2037               9/13/07         7,061,238       7,417,327
Gramercy Real Estate CDO Ltd., FRN, 5.404%, 2035     6/21/05-1/18/07      1,260,026       1,236,829
GTL Trade Finance, Inc., 7.25%, 2017                     10/17/07         8,092,375       8,161,647
Preferred Term Securities XIX Ltd., CDO,
FRN, 6.044%, 2035                                         9/08/05         7,800,000       7,470,330
Prudential Securities Secured Financing Corp.,
FRN, 6.868%, 2013                                        12/06/04         2,068,037       1,937,927
Putnam Structured Product Funding, CDO,
FRN, 5.541%, 2008                                         9/23/03           190,678         144,915
Royal Bank of Scotland Group PLC, 6.99% to 2017,
FRN to 2049                                               9/26/07         6,100,000       6,165,252
Salomon Brothers Mortgage Securities, Inc.,
FRN, 7.075%, 2032                                         1/07/05         3,748,179       3,446,528
Tesco PLC, 6.15%, 2037                                   10/29/07         4,316,347       4,253,747
TGI International Ltd., 9.5%, 2017                        9/26/07        17,426,967       6,058,544
Timberstar Trust, 5.668%, 2036                           10/13/06         1,100,000       1,080,409
Tyco Electronics Ltd., 6.55%, 2017                       10/18/07         5,421,054       5,408,263
Tyco Electronics Ltd., 7.125%, 2037                       9/20/07         2,687,688       2,822,718
Unicredit Luxembourg Financial S.A., 6%, 2017            10/24/07        15,028,870      14,852,585
------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                            $146,015,542        5.2%
                                                                                       ============

The following abbreviations are used in this report and are defined:

CDO       Collateralized Debt Obligation
CLO       Collateralized Loan Obligation
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT      Real Estate Investment Trust
TIPS      Treasury Inflation Protected Security

FUTURES CONTRACTS OUTSTANDING AT 10/31/07

                                                                                                      UNREALIZED
                                                                                    EXPIRATION       APPRECIATION
DESCRIPTION                                   CONTRACTS            VALUE               DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                       894           $100,658,813           Dec-07         $(1,022,848)
U.S. Treasury Note 10 yr (Short)                 480             52,807,500           Dec-07            (356,992)
----------------------------------------------------------------------------------------------------------------
                                                                                                     $(1,379,840)
                                                                                                     ===========

SWAP AGREEMENTS AT 10/31/07

                                                                                                     UNREALIZED
                    NOTIONAL                           CASH FLOWS              CASH FLOWS            APPRECIATION
EXPIRATION           AMOUNT        COUNTERPARTY        TO RECEIVE                TO PAY             (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
6/20/09       USD  1,940,000    Goldman Sachs      1.35% (fixed rate)              (1)                $(411,222)
                                International
6/20/09       USD  1,650,000    Goldman Sachs              (2)             1.30% (fixed rate)            82,458
                                International
6/20/09       USD  4,000,000    JPMorgan Chase      4.1% (fixed rate)              (3)                 (172,431)
                                Bank
3/20/17       USD  5,630,000    JPMorgan Chase             (4)             0.38% (fixed rate)           (14,870)
                                Bank
3/20/17       USD  1,830,000    JPMorgan Chase             (5)             0.78% (fixed rate)           (37,310)
                                Bank
3/20/17       USD  1,830,000    JPMorgan Chase             (5)             0.80% (fixed rate)           (40,062)
                                Bank
3/20/17       USD  1,834,000    Merrill Lynch              (5)             0.81% (fixed rate)           (41,529)
                                International
3/20/17       USD  4,360,000    Goldman Sachs              (6)             0.40% (fixed rate)           (17,775)
                                International
6/20/17       USD  4,000,000    Merrill Lynch              (7)             0.91% (fixed rate)           (10,541)
                                International
6/20/17       USD  4,510,000    Morgan Stanley             (8)             0.74% (fixed rate)           (44,757)
                                Capital Services,
                                Inc.                                                                  ---------
                                                                                                      $(708,039)
                                                                                                      =========

(1) Fund to pay notional amount upon a defined credit event by Residential Capital LLC, 6.5%, 4/01/13.
(2) Fund to receive notional amount upon a defined credit event by GMAC, 6.875%, 8/01/ 12.
(3) Fund to pay notional amount upon a defined credit event by Abitibi - Consolidated, 8.375%, 4/01/15.
(4) Fund to receive notional amount upon a defined credit event by PPG Industries, Inc., 7.05%, 8/15/09.
(5) Fund to receive notional amount upon a defined credit event by Waste Management, Inc., 7.375%, 8/01/10.
(6) Fund to receive notional amount upon a defined credit event by Dover Corp., 6.25%, 6/01/08.
(7) Fund to receive notional amount upon a defined credit event by New York Times Co., 4.61%, 9/26/12.
(8) Fund to receive notional amount upon a defined credit event by Spectra Energy, 6.25%, 2/15/13.

At October 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

UNFUNDED LOAN COMMITMENTS

As of October 31, 2007, the portfolio had the following unfunded loan commitments of $183,153, which could be extended at the option of the borrower:

                                                        UNFUNDED         UNREALIZED
                                                          LOAN          APPRECIATION
BORROWER                                               COMMITMENT      (DEPRECIATION)
-------------------------------------------------------------------------------------
Univision Communications, Inc., Term Loan B, 2014       $183,153           $4,623

At October 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 10/31/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value
  Investments in non-affiliated issuers, at value
  (identified cost, $2,781,914,782)                                      $2,761,542,606
  Investments in underlying fund, at cost and value                          82,167,841
---------------------------------------------------------------------------------------------------------
Total investments, at value (identified cost, $2,864,082,623)                              $2,843,710,447
Receivable for daily variation margin on open futures contracts               1,201,500
Receivable for investments sold                                              16,135,927
Receivable for fund shares sold                                               5,168,142
Interest receivable                                                          30,471,735
Unrealized appreciation on credit default swaps                                  82,458
Unrealized appreciation on unfunded loan commitments                              4,623
---------------------------------------------------------------------------------------------------------
Total assets                                                                               $2,896,774,832
---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payable to custodian                                                         $5,892,478
Distributions payable                                                         3,243,767
Payable for investments purchased                                            54,450,998
Payable for fund shares reacquired                                            4,230,404
Unrealized depreciation on credit default swaps                                 790,497
Payable to affiliates
  Management fee                                                                 46,630
  Shareholder servicing costs                                                   374,651
  Distribution and service fees                                                  66,433
  Administrative services fee                                                     2,312
  Program manager fees                                                               30
  Retirement plan administration and services fees                                  771
Payable for independent trustees' compensation                                      434
Accrued expenses and other liabilities                                          232,315
---------------------------------------------------------------------------------------------------------
Total liabilities                                                                             $69,331,720
---------------------------------------------------------------------------------------------------------
Net assets                                                                                 $2,827,443,112
---------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------
Paid-in capital                                                          $2,911,175,081
Unrealized appreciation (depreciation) on investments                       (22,455,432)
Accumulated net realized gain (loss) on investments                         (59,740,766)
Accumulated distributions in excess of net investment income                 (1,535,771)
---------------------------------------------------------------------------------------------------------
Net assets                                                                                 $2,827,443,112
---------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                     285,142,631
---------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                             $1,203,499,195
  Shares outstanding                                                        121,400,014
---------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                         $9.91
---------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                   $10.40
---------------------------------------------------------------------------------------------------------
Class B shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                                $70,119,270
  Shares outstanding                                                          7,060,543
---------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                      $9.93
---------------------------------------------------------------------------------------------------------
Class C shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                                $81,504,919
  Shares outstanding                                                          8,207,369
---------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                      $9.93
---------------------------------------------------------------------------------------------------------
Class I shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                             $1,356,062,095
  Shares outstanding                                                        136,744,557
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                   $9.92
---------------------------------------------------------------------------------------------------------
Class W shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                                $11,372,510
  Shares outstanding                                                          1,146,519
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                   $9.92
---------------------------------------------------------------------------------------------------------
Class R shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                                $11,069,867
  Shares outstanding                                                          1,116,662
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                   $9.91
---------------------------------------------------------------------------------------------------------
Class R1 shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                                 $2,268,774
  Shares outstanding                                                            228,427
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                   $9.93
---------------------------------------------------------------------------------------------------------
Class R2 shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                                 $4,238,642
  Shares outstanding                                                            426,443
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                   $9.94
---------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R3 shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                                $31,556,583
  Shares outstanding                                                          3,186,128
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                   $9.90
---------------------------------------------------------------------------------------------------------
Class R4 shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                                $41,947,194
  Shares outstanding                                                          4,233,376
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                   $9.91
---------------------------------------------------------------------------------------------------------
Class R5 shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                                $11,632,644
  Shares outstanding                                                          1,173,379
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                   $9.91
---------------------------------------------------------------------------------------------------------
Class 529A shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                                 $1,140,336
  Shares outstanding                                                            115,345
---------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                         $9.89
---------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                   $10.38
---------------------------------------------------------------------------------------------------------
Class 529B shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                                   $355,180
  Shares outstanding                                                             35,757
---------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                      $9.93
---------------------------------------------------------------------------------------------------------
Class 529C shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                                   $675,903
  Shares outstanding                                                             68,112
---------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                      $9.92
---------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 10/31/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Interest                                                                 $72,325,651
  Dividends from underlying funds                                            1,438,200
  Foreign taxes withheld                                                        (2,020)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $73,761,831
-------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------
  Management fee                                                            $6,565,389
  Distribution and service fees                                              2,922,151
  Program manager fees                                                           2,728
  Shareholder servicing costs                                                1,259,563
  Administrative services fee                                                  209,927
  Retirement plan administration and services fees                              62,533
  Independent trustees' compensation                                            32,352
  Custodian fee                                                                 97,446
  Shareholder communications                                                   103,841
  Auditing fees                                                                 29,942
  Legal fees                                                                    20,893
  Miscellaneous                                                                113,659
-------------------------------------------------------------------------------------------------------
Total expenses                                                                              $11,420,424
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor               (3,623,524)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $7,796,900
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $65,964,931
-------------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions
    Non-affiliated issuers                                                 $(2,517,522)
  Futures contracts                                                          1,392,934
  Swap transactions                                                            185,910
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                       $(938,678)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                             $(16,920,211)
  Futures contracts                                                         (2,761,667)
  Swap transactions                                                           (696,680)
  Unfunded loan commitments                                                      4,623
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                  $(20,373,935)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                     $(21,312,613)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $44,652,318
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                    SIX MONTHS ENDED         YEAR ENDED
                                                                            10/31/07            4/30/07
                                                                         (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                                    $65,964,931        $94,992,374
Net realized gain (loss) on investments                                     (938,678)       (13,332,198)
Net unrealized gain (loss) on investments                                (20,373,935)        53,803,532
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                     $44,652,318       $135,463,708
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                               $(29,345,932)      $(50,750,761)
  Class B                                                                 (1,512,216)        (3,098,834)
  Class C                                                                 (1,545,310)        (2,622,466)
  Class I                                                                (31,830,278)       (40,427,770)
  Class W                                                                   (153,423)            (9,048)
  Class R                                                                   (441,151)        (1,558,847)
  Class R1                                                                   (42,808)           (45,592)
  Class R2                                                                   (74,916)           (72,788)
  Class R3                                                                  (675,445)          (923,717)
  Class R4                                                                  (874,811)          (972,591)
  Class R5                                                                  (292,665)          (250,653)
  Class 529A                                                                 (28,126)           (33,098)
  Class 529B                                                                  (6,915)            (7,137)
  Class 529C                                                                 (12,882)           (12,431)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(66,836,878)     $(100,785,733)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                       $596,653,751       $481,309,737
-------------------------------------------------------------------------------------------------------
Total change in net assets                                              $574,469,191       $515,987,712
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                                 2,252,973,921      1,736,986,209
At end of period (including accumulated distributions in
excess of net investment income of $1,535,771 and
$663,824, respectively)                                               $2,827,443,112     $2,252,973,921
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost)
on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                               SIX MONTHS                              YEARS ENDED 4/30
                                                    ENDED       --------------------------------------------------------------
CLASS A                                          10/31/07             2007         2006         2005         2004         2003
                                              (UNAUDITED)
Net asset value, beginning of period               $10.04            $9.86       $10.33       $10.35       $10.62        $9.97
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.25            $0.47         $0.41       $0.39        $0.40        $0.45
  Net realized and unrealized gain (loss)
  on investments                                    (0.13)            0.21        (0.33)        0.13        (0.07)        0.77
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.12            $0.68        $0.08        $0.52        $0.33        $1.22
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.25)          $(0.50)      $(0.54)      $(0.52)      $(0.54)      $(0.56)
  From net realized gain on investments                --               --        (0.01)       (0.02)       (0.06)       (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.25)          $(0.50)      $(0.55)      $(0.54)      $(0.60)      $(0.57)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.91           $10.04        $9.86       $10.33       $10.35       $10.62
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           1.26(n)          7.08         0.70         5.10         3.11        12.58
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               0.99(a)          1.06         1.09         1.07         1.08         1.16
Expenses after expense reductions (f)                0.61(a)          0.70         0.70         0.70         0.70         0.70
Net investment income                                5.03(a)          4.75         4.05         3.77         3.81         4.44
Portfolio turnover                                     34               56           77           99          170          141
Net assets at end of period (000 Omitted)      $1,203,499       $1,059,522     $922,617     $671,506     $531,705     $221,872
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                                YEARS ENDED 4/30
                                                    ENDED          -----------------------------------------------------------
CLASS B                                          10/31/07             2007         2006         2005         2004         2003
                                              (UNAUDITED)
Net asset value, beginning of period               $10.06            $9.88       $10.34       $10.37       $10.64         $9.98
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.21            $0.39        $0.33        $0.30        $0.31        $0.37
  Net realized and unrealized gain (loss)
  on investments                                    (0.13)            0.21        (0.33)        0.12        (0.07)        0.77
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.08            $0.60          $--        $0.42        $0.24        $1.14
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.21)          $(0.42)      $(0.45)      $(0.43)      $(0.45)      $(0.47)
  From net realized gain on investments                --               --        (0.01)       (0.02)       (0.06)       (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.21)          $(0.42)      $(0.46)      $(0.45)      $(0.51)      $(0.48)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.93           $10.06        $9.88       $10.34       $10.37       $10.64
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           0.85(n)          6.17        (0.04)        4.11         2.24        11.72
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.62(a)          1.71         1.74         1.72         1.73         1.81
Expenses after expense reductions (f)                1.43(a)          1.55         1.55         1.55         1.55         1.55
Net investment income                                4.25(a)          3.92         3.21         2.93         2.92         3.62
Portfolio turnover                                     34               56           77           99          170          141
Net assets at end of period (000 Omitted)         $70,119          $67,970      $77,518      $83,473      $90,726      $98,653
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                                YEARS ENDED 4/30
                                                    ENDED          -----------------------------------------------------------
CLASS C                                          10/31/07             2007         2006         2005         2004         2003
                                              (UNAUDITED)
Net asset value, beginning of period               $10.05            $9.88       $10.34       $10.37       $10.64        $9.98
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.21            $0.39        $0.32        $0.30        $0.31        $0.37
  Net realized and unrealized gain (loss)
  on investments                                    (0.12)            0.20        (0.32)        0.12        (0.07)        0.77
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.09            $0.59          $--        $0.42        $0.24        $1.14
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.21)          $(0.42)      $(0.45)      $(0.43)      $(0.45)      $(0.47)
  From net realized gain on investments                --               --        (0.01)       (0.02)       (0.06)       (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.21)          $(0.42)      $(0.46)      $(0.45)      $(0.51)      $(0.48)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.93           $10.05        $9.88       $10.34       $10.37       $10.64
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           0.94(n)          6.07        (0.04)        4.11         2.24        11.72
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.65(a)          1.71         1.74         1.72         1.73         1.81
Expenses after expense reductions (f)                1.46(a)          1.55         1.55         1.55         1.55         1.55
Net investment income                                4.17(a)          3.90         3.20         2.93         2.93         3.62
Portfolio turnover                                     34               56           77           99          170          141
Net assets at end of period (000 Omitted)         $81,505          $67,112      $59,342      $53,915      $53,029      $41,768
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                               YEARS ENDED 4/30
                                                    ENDED         ------------------------------------------------------------
CLASS I                                          10/31/07             2007         2006         2005         2004         2003
                                              (UNAUDITED)
Net asset value, beginning of period               $10.04            $9.87       $10.33       $10.35       $10.62        $9.96
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.26            $0.48        $0.42        $0.40        $0.42        $0.45
  Net realized and unrealized gain (loss)
  on investments                                    (0.12)            0.21        (0.32)        0.13        (0.08)        0.80
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.14            $0.69        $0.10        $0.53        $0.34        $1.25
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.26)          $(0.52)      $(0.55)      $(0.53)      $(0.55)      $(0.58)
  From net realized gain on investments                --               --        (0.01)       (0.02)       (0.06)       (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.26)          $(0.52)      $(0.56)      $(0.55)      $(0.61)      $(0.59)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.92           $10.04        $9.87       $10.33       $10.35       $10.62
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              1.44(n)          7.13         0.96         5.26         3.27        12.86
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               0.64(a)          0.71         0.74         0.72         0.73         0.81
Expenses after expense reductions (f)                0.45(a)          0.55         0.55         0.55         0.55         0.55
Net investment income                                5.18(a)          4.89         4.20         3.95         3.93         4.52
Portfolio turnover                                     34               56           77           99          170          141
Net assets at end of period (000 Omitted)      $1,356,062         $958,287     $614,643     $486,212     $249,314     $259,920
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                     SIX MONTHS
                                                          ENDED     YEAR ENDED
CLASS W                                                10/31/07        4/30/07
                                                    (UNAUDITED)

Net asset value, beginning of period                     $10.03          $9.86
------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------
  Net investment income (d)                               $0.25          $0.39
  Net realized and unrealized gain (loss)
  on investments                                          (0.10)          0.29
------------------------------------------------------------------------------
Total from investment operations                          $0.15          $0.68
------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------
  From net investment income                             $(0.26)        $(0.51)
------------------------------------------------------------------------------
Net asset value, end of period                            $9.92         $10.03
------------------------------------------------------------------------------
Total return (%) (r)(s)                                    1.49(n)        7.02
------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------
Expenses before expense reductions (f)                     0.74(a)        0.82
Expenses after expense reductions (f)                      0.54(a)        0.65
Net investment income                                      5.06(a)        4.55
Portfolio turnover                                           34             56
Net assets at end of period (000 Omitted)               $11,373           $861
------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                                YEARS ENDED 4/30
                                                    ENDED          -----------------------------------------------------------
CLASS R                                          10/31/07             2007         2006         2005         2004      2003(i)
                                              (UNAUDITED)
Net asset value, beginning of period               $10.04            $9.86       $10.32       $10.35       $10.62       $10.44
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.23            $0.44        $0.38        $0.36        $0.37        $0.14
  Net realized and unrealized gain (loss)
  on investments                                    (0.12)            0.21        (0.33)        0.11        (0.08)        0.22(g)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.11            $0.65        $0.05        $0.47        $0.29        $0.36
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.24)          $(0.47)      $(0.50)      $(0.48)      $(0.50)      $(0.18)
  From net realized gain on investments                --               --        (0.01)       (0.02)       (0.06)          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.24)          $(0.47)      $(0.51)      $(0.50)      $(0.56)      $(0.18)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.91           $10.04        $9.86       $10.32       $10.35       $10.62
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              1.08(n)          6.71         0.45         4.63         2.75         3.43(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.15(a)          1.21         1.24         1.22         1.23         1.31(a)
Expenses after expense reductions (f)                0.97(a)          1.05         1.05         1.05         1.05         1.05(a)
Net investment income                                4.68(a)          4.42         3.70         3.43         3.46         3.88(a)
Portfolio turnover                                     34               56           77           99          170          141
Net assets at end of period (000 Omitted)         $11,070          $26,862      $34,836      $32,330      $23,477       $9,880
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                   YEARS ENDED 4/30
                                                    ENDED           --------------------------------
CLASS R1                                         10/31/07             2007         2006      2005(i)
                                              (UNAUDITED)
Net asset value, beginning of period               $10.06            $9.88       $10.35       $10.28
----------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.20            $0.38        $0.32        $0.03
  Net realized and unrealized gain (loss)
  on investments                                    (0.12)            0.21        (0.34)        0.08
----------------------------------------------------------------------------------------------------
Total from investment operations                    $0.08            $0.59       $(0.02)       $0.11
----------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
  From net investment income                       $(0.21)          $(0.41)      $(0.44)      $(0.04)
  From net realized gain on investments                --               --        (0.01)          --
----------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.21)          $(0.41)      $(0.45)      $(0.04)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.93           $10.06        $9.88       $10.35
----------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              0.78(n)          6.07        (0.28)        1.02(n)
----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.75(a)          1.90         1.94         1.93(a)
Expenses after expense reductions (f)                1.56(a)          1.65         1.67         1.76(a)
Net investment income                                4.08(a)          3.79         3.11         2.93(a)
Portfolio turnover                                     34               56           77           99
Net assets at end of period (000 Omitted)          $2,269           $1,655         $488          $50
----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                   YEARS ENDED 4/30
                                                    ENDED           --------------------------------
CLASS R2                                         10/31/07             2007         2006      2005(i)
                                              (UNAUDITED)
Net asset value, beginning of period               $10.07            $9.90       $10.35       $10.28
----------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.23            $0.42        $0.35        $0.03
  Net realized and unrealized gain (loss)
  on investments                                    (0.14)            0.19        (0.32)        0.08
----------------------------------------------------------------------------------------------------
Total from investment operations                    $0.09            $0.61        $0.03        $0.11
----------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
  From net investment income                       $(0.22)          $(0.44)      $(0.47)      $(0.04)
  From net realized gain on investments                --               --        (0.01)          --
----------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.22)          $(0.44)      $(0.48)      $(0.04)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.94           $10.07        $9.90       $10.35
----------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              0.96(n)          6.33         0.25         1.05(n)
----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.40(a)          1.59         1.64         1.63(a)
Expenses after expense reductions (f)                1.20(a)          1.30         1.34         1.46(a)
Net investment income                                4.43(a)          4.10         3.46         3.23(a)
Portfolio turnover                                     34               56           77           99
Net assets at end of period (000 Omitted)          $4,239           $2,406         $251          $51
----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                         YEARS ENDED 4/30
                                                    ENDED          ----------------------------------------------
CLASS R3                                         10/31/07             2007         2006         2005      2004(i)
                                              (UNAUDITED)
Net asset value, beginning of period               $10.03            $9.85       $10.32       $10.35       $10.49
-----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.22            $0.42        $0.36        $0.32        $0.17
  Net realized and unrealized gain (loss)
  on investments                                    (0.12)            0.21        (0.34)        0.12        (0.02)(g)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.10            $0.63        $0.02        $0.44        $0.15
-----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.23)          $(0.45)      $(0.48)      $(0.45)      $(0.23)
  From net realized gain on investments                --               --        (0.01)       (0.02)       (0.06)
-----------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.23)          $(0.45)      $(0.49)      $(0.47)      $(0.29)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.90           $10.03        $9.85       $10.32       $10.35
-----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              1.01(n)          6.55         0.16         4.34         1.44(n)
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.30(a)          1.45         1.49         1.48         1.47(a)
Expenses after expense reductions (f)                1.11(a)          1.20         1.23         1.31         1.29(a)
Net investment income                                4.52(a)          4.25         3.54         3.25         3.24(a)
Portfolio turnover                                     34               56           77           99          170
Net assets at end of period (000 Omitted)         $31,557          $26,212      $14,923       $3,908          $40
-----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                   YEARS ENDED 4/30
                                                    ENDED          ---------------------------------
CLASS R4                                         10/31/07             2007         2006      2005(i)
                                              (UNAUDITED)
Net asset value, beginning of period               $10.03            $9.86       $10.33       $10.26
----------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.24            $0.45        $0.37        $0.03
  Net realized and unrealized gain (loss)
  on investments                                    (0.12)            0.20        (0.32)        0.08
----------------------------------------------------------------------------------------------------
Total from investment operations                    $0.12            $0.65        $0.05        $0.11
----------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
  From net investment income                       $(0.24)          $(0.48)      $(0.51)      $(0.04)
  From net realized gain on investments                --               --        (0.01)          --
----------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.24)          $(0.48)      $(0.52)      $(0.04)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.91           $10.03        $9.86       $10.33
----------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              1.23(n)          6.71         0.45         1.09(n)
----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.04(a)          1.12         1.14         1.12(a)
Expenses after expense reductions (f)                0.86(a)          0.95         0.95         0.95(a)
Net investment income                                4.77(a)          4.50         3.82         3.73(a)
Portfolio turnover                                     34               56           77           99
Net assets at end of period (000 Omitted)         $41,947          $28,761      $10,835          $51
----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                      YEARS ENDED 4/30
                                                    ENDED          ---------------------------------
CLASS R5                                         10/31/07             2007         2006      2005(i)
                                              (UNAUDITED)
Net asset value, beginning of period               $10.04            $9.86       $10.33       $10.26
----------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.25            $0.47        $0.36        $0.03
  Net realized and unrealized gain (loss)
  on investments                                    (0.12)            0.22        (0.28)        0.08
----------------------------------------------------------------------------------------------------
Total from investment operations                    $0.13            $0.69        $0.08        $0.11
----------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
  From net investment income                       $(0.26)          $(0.51)      $(0.54)      $(0.04)
  From net realized gain on investments                --               --        (0.01)          --
----------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.26)          $(0.51)      $(0.55)      $(0.04)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.91           $10.04        $9.86       $10.33
----------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              1.29(n)          7.13         0.76         1.12(n)
----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               0.74(a)          0.82         0.84         0.82(a)
Expenses after expense reductions (f)                0.56(a)          0.65         0.65         0.65(a)
Net investment income                                5.08(a)          4.75         4.02         4.04(a)
Portfolio turnover                                     34               56           77           99
Net assets at end of period (000 Omitted)         $11,633          $11,129         $358          $51
----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                                 YEARS ENDED 4/30
                                                    ENDED           ----------------------------------------------------------
CLASS 529A                                       10/31/07             2007         2006         2005         2004      2003(i)
                                              (UNAUDITED)
Net asset value, beginning of period               $10.01            $9.84       $10.30       $10.33       $10.61        $9.98
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.23            $0.42        $0.37        $0.36        $0.36        $0.29
  Net realized and unrealized gain (loss)
  on investments                                    (0.12)            0.22        (0.32)        0.11        (0.07)        0.75(g)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.11            $0.64        $0.05        $0.47        $0.29        $1.04
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.23)          $(0.47)      $(0.50)      $(0.48)      $(0.51)      $(0.40)
  From net realized gain on investments                --               --        (0.01)       (0.02)       (0.06)       (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.23)          $(0.47)      $(0.51)      $(0.50)      $(0.57)      $(0.41)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.89           $10.01        $9.84       $10.30       $10.33       $10.61
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           1.18(n)          6.60         0.44         4.66         2.75        10.56(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.25(a)          1.32         1.34         1.47         1.33         1.41(a)
Expenses after expense reductions (f)                0.96(a)          1.05         1.05         1.05         1.05         1.05(a)
Net investment income                                4.67(a)          4.41         3.71         3.44         3.44         3.99(a)
Portfolio turnover                                     34               56           77           99          170          141
Net assets at end of period (000 Omitted)          $1,140           $1,213         $637         $498         $229         $157
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                                YEARS ENDED 4/30
                                                    ENDED           ----------------------------------------------------------
CLASS 529B                                       10/31/07             2007         2006         2005         2004      2003(i)
                                              (UNAUDITED)
Net asset value, beginning of period               $10.06            $9.88       $10.35       $10.36       $10.64       $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.19            $0.35        $0.30        $0.28        $0.29        $0.23
  Net realized and unrealized gain (loss)
  on investments                                    (0.12)            0.22        (0.33)        0.13        (0.09)        0.76(g)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.07            $0.57       $(0.03)       $0.41        $0.20        $0.99
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.20)          $(0.39)      $(0.43)      $(0.40)      $(0.42)      $(0.34)
  From net realized gain on investments                --               --        (0.01)       (0.02)       (0.06)       (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.20)          $(0.39)      $(0.44)      $(0.42)      $(0.48)      $(0.35)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.93           $10.06        $9.88       $10.35       $10.36       $10.64
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           0.71(n)          5.91        (0.39)        3.97         1.89        10.00(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.90(a)          1.97         1.99         1.97         1.98         2.06(a)
Expenses after expense reductions (f)                1.71(a)          1.80         1.80         1.80         1.80         1.80(a)
Net investment income                                3.92(a)          3.66         2.96         2.68         2.69         3.24(a)
Portfolio turnover                                     34               56           77           99          170          141
Net assets at end of period (000 Omitted)            $355             $355         $153         $130         $117          $41
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                                YEARS ENDED 4/30
                                                    ENDED           ----------------------------------------------------------
CLASS 529C                                       10/31/07             2007         2006         2005         2004      2003(i)
                                              (UNAUDITED)
Net asset value, beginning of period               $10.05            $9.87       $10.34       $10.36       $10.63       $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.19            $0.35        $0.30        $0.28        $0.28        $0.22
  Net realized and unrealized gain (loss)
  on investments                                    (0.12)            0.22        (0.33)        0.12        (0.07)        0.76(g)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.07            $0.57       $(0.03)       $0.40        $0.21        $0.98
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.20)          $(0.39)      $(0.43)      $(0.40)      $(0.42)      $(0.34)
  From net realized gain on investments                --               --        (0.01)       (0.02)       (0.06)       (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.20)          $(0.39)      $(0.44)      $(0.42)      $(0.48)      $(0.35)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.92           $10.05        $9.87       $10.34       $10.36       $10.63
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           0.71(n)          5.91        (0.39)        3.91         1.98         9.89(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.90(a)          1.97         1.99         1.97         1.98         2.06(a)
Expenses after expense reductions (f)                1.71(a)          1.80         1.80         1.80         1.80         1.80(a)
Net investment income                                3.92(a)          3.65         3.20         2.69         2.70         3.23(a)
Portfolio turnover                                     34               56           77           99          170          141
Net assets at end of period (000 Omitted)            $676             $628         $283         $249         $195          $57
------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than
$0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R),
    October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Research Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts and swap agreements.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund holds a credit default swap in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At October 31, 2007, the portfolio had unfunded loan commitments of $183,153, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended October 31, 2007, custody fees were not reduced.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                               4/30/07

          Ordinary income (including any
          short-term capital gains)                       $100,785,733

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 10/31/07

          Cost of investments                           $2,875,186,809
          ------------------------------------------------------------
          Gross appreciation                               $17,975,998
          Gross depreciation                               (49,452,360)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)      $(31,476,362)

          AS OF 4/30/07
          Undistributed ordinary income                      8,397,725
          Capital loss carryforwards                       (41,538,272)
          Post-October capital loss deferral                (4,008,183)
          Other temporary differences                      (10,009,906)
          Net unrealized appreciation (depreciation)        (5,798,083)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of April 30, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              4/30/14                              $(10,425,624)
              4/30/15                               (31,112,648)
              --------------------------------------------------
                                                   $(41,538,272)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets.

Prior to June 23, 2007, the investment adviser had agreed in writing to reduce its management fee to 0.35% of average daily net assets. Effective June 23, 2007, the investment adviser has agreed in writing to reduce its management fee to 0.30% of average daily net assets. This written agreement will continue through February 28, 2009 unless changed or rescinded by the fund's Board of Trustees. This management fee reduction amounted to $2,462,372, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2007 was equivalent to an annual effective rate of 0.31% of the fund's average daily net assets.

Prior to June 23, 2007, the investment adviser had voluntarily agreed to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses did not exceed 0.20% annually of the fund's average daily net assets. For the period May 1, 2007 through June 23, 2007, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $41,104 and $229 for the six months ended October 31, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:
                                                                    TOTAL         ANNUAL      DISTRIBUTION
                             DISTRIBUTION       SERVICE      DISTRIBUTION      EFFECTIVE       AND SERVICE
                                 FEE RATE      FEE RATE          PLAN (d)       RATE (e)               FEE
Class A                             0.10%         0.25%             0.35%          0.15%        $2,020,125
Class B                             0.75%         0.25%             1.00%          0.97%           345,128
Class C                             0.75%         0.25%             1.00%          1.00%           365,125
Class W                             0.10%            --             0.10%          0.10%             3,025
Class R                             0.25%         0.25%             0.50%          0.50%            47,124
Class R1                            0.50%         0.25%             0.75%          0.75%             7,747
Class R2                            0.25%         0.25%             0.50%          0.50%             8,256
Class R3                            0.25%         0.25%             0.50%          0.50%            73,526
Class R4                               --         0.25%             0.25%          0.25%            45,050
Class 529A                          0.25%         0.25%             0.50%          0.25%             2,082
Class 529B                          0.75%         0.25%             1.00%          1.00%             1,735
Class 529C                          0.75%         0.25%             1.00%          1.00%             3,228
----------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                             $2,922,151

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2007 based on each class' average daily net assets. 0.10% of the Class A and
    0.10% of the Class 529A service fee is currently being waived under a written waiver arrangement through September 1, 2008. For the six months ended October 31, 2007, this waiver amounted to
    $577,770 and is reflected as a reduction of total expenses in the Statement of Operations. Assets attributable to Class B shares sold prior to May 1, 2006 are subject to the 0.25% annual Class B service fee. Assets attributable to Class B shares are currently subject to a Class B service fee of
    0.15% annually. The remaining portion of the Class B service fee is not in effect on such assets but may be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the Class
    529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the
    Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's
    Board of Trustees may determine. 0.10% of the Class A distribution fee is currently being waived under a written waiver arrangement through September 1, 2008. For the six months ended October 31,
    2007, this waiver amounted to $577,176 and is reflected as a reduction of total expenses in the
    Statement of Operations.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2007, were as follows:

                                                        AMOUNT

              Class A                                     $279
              Class B                                  $54,551
              Class C                                   $6,653
              Class 529B                                   $76
              Class 529C                                    $0

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2007, were as follows:

                                                        AMOUNT

              Class 529A                                $1,487
              Class 529B                                   434
              Class 529C                                   807
              ------------------------------------------------
              Total Program Manager Fees                $2,728

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2007, the fee was $556,842, which equated to 0.0425% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $702,721. The fund may also pay shareholder servicing related costs directly to non-related parties.

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds ("MFS fund-of-funds") and each underlying fund in which a MFS fund-of-funds invests ("underlying funds"), each underlying fund may pay a portion of each MFS fund-of-fund's transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended October 31, 2007, the fund did not incur any expenses under this agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended October 31, 2007 was equivalent to an annual effective rate of 0.0160% of the fund average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended October 31, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                            ANNUAL
                                                         EFFECTIVE        TOTAL
                                                              RATE       AMOUNT
                                                         ----------------------

Class R1                                                     0.35%       $3,615
Class R2                                                     0.25%        4,128
Class R3                                                     0.15%       22,058
Class R4                                                     0.15%       27,030
Class R5                                                     0.10%        5,702
-------------------------------------------------------------------------------
Total Retirement Plan Administration an Services Fees                   $62,533

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended October 31, 2007, the fee paid to Tarantino LLC was $6,317. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $6,206, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES            SALES

U.S. government securities                        $366,588,133     $384,649,068
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)      $742,150,580     $469,023,507
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             SIX MONTHS ENDED                     YEAR ENDED
                                                 10/31/07                           4/30/07
                                         SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                              36,925,869      $363,978,828      43,732,716      $435,446,444
  Class B                                 641,703         6,344,387       1,299,035        12,904,182
  Class C                               2,044,689        20,231,672       2,572,046        25,649,874
  Class I                              15,879,634       156,613,311      35,593,265       354,710,768
  Class W                               1,090,002        10,751,206          77,212           772,967
  Class R                                 288,953         2,848,357         732,685         7,297,739
  Class R1                                110,849         1,099,285         269,817         2,694,761
  Class R2                                513,283         5,084,135         407,856         4,064,356
  Class R3                              1,091,460        10,767,467       2,864,984        28,537,384
  Class R4                              1,907,782        18,789,679       4,233,544        42,167,701
  Class R5                              1,010,994         9,935,529       1,171,428        11,767,503
  Class 529A                                9,812            96,136          62,026           622,331
  Class 529B                                2,092            20,786          22,220           224,252
  Class 529C                                9,299            92,368          40,059           403,077
-----------------------------------------------------------------------------------------------------
                                       61,526,421      $606,653,146      93,078,893      $927,263,339

Shares issued in connection with
acquisition of MFS Intermediate
Investment Grade Bond Fund
  Class A                               2,410,426       $23,636,239
  Class B                                 788,493         7,745,745
  Class C                                 341,497         3,354,394
  Class I                              34,725,356       340,598,347
  Class W                                      --                --
  Class R                                      --                --
  Class R1                                    792             7,787
  Class R2                                  5,421            53,319
  Class R3                                  4,481            43,905
  Class R4                                  5,479            53,700
  Class R5                                  5,510            54,028
  Class 529A                                   --                --
  Class 529B                                   --                --
  Class 529C                                   --                --
-----------------------------------------------------------------------------------------------------
                                       38,287,455      $375,547,464

Shares issued to shareholders in
reinvestment of distributions
  Class A                               2,013,757       $19,927,865       3,660,706       $36,481,709
  Class B                                 116,464         1,154,639         243,204         2,426,279
  Class C                                  91,460           906,454         169,159         1,687,975
  Class I                               2,283,734        22,588,369       3,133,769        31,235,084
  Class W                                  10,446           103,178             886             8,852
  Class R                                  43,949           435,179         121,170         1,206,738
  Class R1                                  4,021            39,849           4,542            45,434
  Class R2                                  6,373            63,216           7,235            72,603
  Class R3                                 64,960           642,087          92,466           921,508
  Class R4                                 81,856           809,358          96,941           966,833
  Class R5                                 28,068           277,753          23,320           233,849
  Class 529A                                2,797            27,606           3,320            33,006
  Class 529B                                  683             6,774             708             7,075
  Class 529C                                1,262            12,504           1,234            12,324
-----------------------------------------------------------------------------------------------------
                                        4,749,830       $46,994,831       7,558,660       $75,339,269

Shares reacquired
  Class A                             (25,507,931)    $(251,889,089)    (35,381,942)    $(352,735,882)
  Class B                              (1,245,490)      (12,319,092)     (2,628,701)      (26,182,078)
  Class C                                (944,942)       (9,345,479)     (2,072,848)      (20,655,386)
  Class I                             (11,590,318)     (114,191,364)     (5,582,609)      (55,462,565)
  Class W                                 (39,777)         (392,260)         (2,392)          (24,012)
  Class R                              (1,892,826)      (18,645,256)     (1,710,011)      (17,071,532)
  Class R1                                (51,807)         (510,561)       (159,171)       (1,596,226)
  Class R2                               (337,569)       (3,359,164)       (201,536)       (2,019,285)
  Class R3                               (588,439)       (5,796,616)     (1,858,073)      (18,521,766)
  Class R4                               (628,556)       (6,210,784)     (2,562,780)      (25,603,098)
  Class R5                               (979,905)       (9,628,839)       (122,391)       (1,226,855)
  Class 529A                              (18,423)         (181,260)         (8,916)          (88,441)
  Class 529B                               (2,319)          (23,082)         (3,150)          (31,644)
  Class 529C                               (4,948)          (48,844)         (7,468)          (74,101)
-----------------------------------------------------------------------------------------------------
                                      (43,833,250)    $(432,541,690)    (52,301,988)    $(521,292,871)

Net change
  Class A                              15,842,121      $155,653,843      12,011,480      $119,192,271
  Class B                                 301,170         2,925,679      (1,086,462)      (10,851,617)
  Class C                               1,532,704        15,147,041         668,357         6,682,463
  Class I                              41,298,406       405,608,663      33,144,425       330,483,287
  Class W                               1,060,671        10,462,124          75,706           757,807
  Class R                              (1,559,924)      (15,361,720)       (856,156)       (8,567,055)
  Class R1                                 63,855           636,360         115,188         1,143,969
  Class R2                                187,508         1,841,506         213,555         2,117,674
  Class R3                                572,462         5,656,843       1,099,377        10,937,126
  Class R4                              1,366,561        13,441,953       1,767,705        17,531,436
  Class R5                                 64,667           638,471       1,072,357        10,774,497
  Class 529A                               (5,814)          (57,518)         56,430           566,896
  Class 529B                                  456             4,478          19,778           199,683
  Class 529C                                5,613            56,028          33,825           341,300
-----------------------------------------------------------------------------------------------------
                                       60,730,456      $596,653,751      48,335,565      $481,309,737

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, MFS Moderate Allocation Fund and MFS Growth Allocation Fund were the owners of record of approximately 5%, 16% and 10%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund and the MFS Lifetime 2030 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended October 31, 2007, the fund's commitment fee and interest expense were $5,450 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) TRANSACTIONS IN UNDERLYING FUNDS - AFFILIATED ISSUERS

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

                                             BEGINNING      ACQUISITIONS    DISPOSITIONS      ENDING
                                             SHARES/PAR      SHARES/PAR      SHARES/PAR     SHARES/PAR
UNDERLYING FUNDS:                              AMOUNT          AMOUNT          AMOUNT         AMOUNT
------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio         --         659,435,792     (577,267,951)   82,167,841

                                                            CAPITAL GAIN
                                                           DISTRIBUTIONS
                                                                FROM
                                              REALIZED       UNDERLYING       DIVIDEND        ENDING
UNDERLYING FUNDS:                           GAIN (LOSS)        FUNDS           INCOME         VALUE
------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio        $--             $--           $1,438,200   $82,167,841

(8) ACQUISITIONS

At close of business on June 22, 2007, the fund acquired all of the assets and liabilities of MFS Intermediate Investment Grade Bond Fund. The acquisition was accomplished by a tax-free exchange of 38,287,455 shares of the fund (valued at $375,547,464) for all of the assets and liabilities of MFS Intermediate Investment Grade Bond Fund. MFS Intermediate Investment Grade Bond Fund then distributed the shares of the fund that MFS Intermediate Investment Grade Bond Fund received from the fund to its shareholders. MFS Intermediate Investment Grade Bond Fund's net assets on that date were $375,547,464, including $10,622,296 of unrealized depreciation, $378,051 of accumulated net investment loss, and $1,972,273 of accumulated net realized loss on investments. The aggregate net assets of the fund after the acquisition were $2,679,113,474.

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund's Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS has agreed in writing to waive a portion of its advisory fee, which may not be changed without the Trustees' approval, and that,during the period, MFS observed an expense limitation for the Fund, and that MFS Fund Distributors, Inc. ("MFD"), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver. The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee waiver, expense limitation, and Class A 12b-1 fee waiver) the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee waiver and the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to MFS.COM, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

MFS(R) Mutual Funds                                       10/31/07

SEMIANNUAL REPORT

                                                 MFS(R) RESEARCH BOND FUND J

                                                       M F S(R)
                                                       INVESTMENT MANAGEMENT

                                                                  RBJ-SEM 10/07

MFS(R) Research Bond Fund J

LETTER FROM THE CEO                                        1
------------------------------------------------------------
PORTFOLIO COMPOSITION                                      2
------------------------------------------------------------
EXPENSE TABLE                                              3
------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                   4
------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                       15
------------------------------------------------------------
STATEMENT OF OPERATIONS                                   16
------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                       17
------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                      18
------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                             19
------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT             25
------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                     28
------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                            28
------------------------------------------------------------
CONTACT INFORMATION                               BACK COVER
------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
-------------------------------------------------------------------------------

                                                                       10/31/07
                                                                        RBJ-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices have hit their highest levels yet, and gold has spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 14, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      90.7%
              Floating Rate Loans                         1.7%
              Cash & Other Net Assets                     7.6%

              FIXED INCOME SECTORS (i)

              High Grade Corporates                      37.5%
              ------------------------------------------------
              Mortgage-Backed Securities                 14.3%
              ------------------------------------------------
              U.S. Treasury Securities                    9.7%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       9.1%
              ------------------------------------------------
              High Yield Corporates                       5.9%
              ------------------------------------------------
              Emerging Market Bonds                       3.6%
              ------------------------------------------------
              U.S. Government Agencies                    3.4%
              ------------------------------------------------
              Municipal Bonds                             2.4%
              ------------------------------------------------
              Collateralized Debt Obligations             2.3%
              ------------------------------------------------
              Asset-Backed Securities                     2.1%
              ------------------------------------------------
              Floating Rate Loans                         1.7%
              ------------------------------------------------
              Residential Mortgage-Backed Securities      0.4%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        45.7%
              ------------------------------------------------
              AA                                          7.0%
              ------------------------------------------------
              A                                          10.7%
              ------------------------------------------------
              BBB                                        26.6%
              ------------------------------------------------
              BB                                          5.8%
              ------------------------------------------------
              B                                           3.6%
              ------------------------------------------------
              Not Rated                                   0.6%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      4.7
              ------------------------------------------------
              Average Life (i)(m)                     7.5 yrs.
              ------------------------------------------------
              Average Maturity (i)(m)                15.0 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated Securities
              (long-term) (a)                               A+
              ------------------------------------------------
              Average Credit Quality of Rated Securities
              (short-term) (a)                             A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 10/31/07.

Percentages are based on net assets as of 10/31/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
MAY 1, 2007 THROUGH OCTOBER 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007 through October 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     5/01/07-
Class                       Ratio      5/01/07         10/31/07       10/31/07
--------------------------------------------------------------------------------
        Actual              1.54%    $1,000.00        $1,007.65         $7.77
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.54%    $1,000.00        $1,017.39         $7.81
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
10/31/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

----------------------------------------------------------------------------------------------------------------------------
Bonds - 95.8%
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES/PAR         VALUE ($)
----------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.875%, 2018                                                        $   311,223     $    302,664
----------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 13.8%
----------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., CDO, "H", 6.1%, 2045 (n)                                                      $  138,945      $     69,472
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                       192,321           183,788
Banc of America Commercial Mortgage, Inc., FRN, 5.775%, 2045                                       310,000           312,833
Bayview Commercial Asset Trust, 0.775%, 2035 (i)(z)                                              5,804,252           418,714
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (i)(z)                                          3,649,255           275,280
Bayview Commercial Asset Trust, FRN, 0.879%, 2036 (i)(z)                                         2,634,216           222,847
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.469%, 2013 (i)(z)                         2,376,920           168,048
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035                                             331,000           329,810
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                             307,000           298,456
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                               401,050           389,445
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                                  680,000           665,278
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                                    400,000           397,170
Citigroup/Deutsche Bank Commercial Mortgage Trust, "B", FRN, 5.447%, 2049                          300,000           276,474
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044                               580,000           575,626
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.555%, 2049                               300,000           263,165
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035                               407,489           403,617
Crest G-Star, CDO, 6.95%, 2032 (z)                                                                 974,000         1,016,152
CRIIMI MAE Commercial Mortgage Trust, CDO, 7%, 2033 (n)                                             59,064            59,011
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031                                         415,000           450,214
E*TRADE RV & Marine Trust, 3.62%, 2018                                                             141,000           138,003
Falcon Auto Dealership LLC, 3.095%, 2021 (i)(n)                                                    135,038            12,267
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                                         67,187            66,175
Falcon Franchise Loan LLC, FRN, 3.69%, 2025 (i)(z)                                               2,017,064           260,080
First Union National Bank Commercial Mortgage, 0.935%, 2043 (i)(n)                               5,669,633           143,869
First Union-Lehman Brothers Bank of America, 0.492%, 2035 (i)                                    5,347,716            65,169
Greenwich Capital Commercial Funding Corp., 4.569%, 2042                                           400,000           388,852
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                      400,000           396,371
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                                      174,453           170,699
IKON Receivables Funding LLC, 3.27%, 2011                                                           34,325            34,300
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.06%, 2017                              200,000           193,265
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.21%, 2041                              400,000           395,464
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.345%, 2042 (n)                         540,000           462,360
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042                             649,533           622,612
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.364%, 2043                             826,928           795,806
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                             310,000           312,600
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                             331,125           318,895
KKR Financial CLO Ltd., "C", CDO, FRN, 6.82%, 2021 (n)                                             787,476           704,004
Lehman Brothers Commercial Conduit Mortgage Trust, 0.481%, 2035 (i)                              6,772,557            65,157
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                                               268,769           265,307
Merrill Lynch Mortgage Trust, FRN, 5.83%, 2017                                                     350,000           331,125
Merrill Lynch Mortgage Trust, FRN, 5.659%, 2039                                                    360,000           360,834
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                             695,000           668,394
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.714%, 2051                             100,000            88,608
Morgan Stanley Capital I, Inc., 0.862%, 2031 (i)(n)                                              4,613,590            49,143
Morgan Stanley Capital I, Inc., FRN, 7.195%, 2030                                                  160,000           160,380
Mortgage Capital Funding, Inc., 0.596%, 2031 (i)                                                 2,524,380             5,521
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                 213,224           214,489
Nationslink Funding Corp., FRN, 0.652%, 2030 (i)                                                 1,641,913            15,128
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                              500,000           493,614
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                                          242,364           238,244
Preferred Term Securities XIX Ltd., CDO, FRN, 6.044%, 2035 (z)                                   1,421,637         1,364,772
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034                                       185,000           181,726
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                    845,000           809,804
Structured Asset Securities Corp., FRN, 5.113%, 2035                                               173,915           170,651
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                              570,000           546,418
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                         300,000           286,201
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                         379,362           367,416
Wachovia Bank Commercial Mortgage Trust, FRN, 5.513%, 2043                                          250,000          227,620
Wachovia Bank Commercial Mortgage Trust, FRN, 5.21%, 2044                                           277,000          270,121
Wachovia Bank Commercial Mortgage Trust, FRN, 5.692%, 2047                                          100,000           93,043
                                                                                                                ------------
                                                                                                                $ 19,529,907
----------------------------------------------------------------------------------------------------------------------------
Automotive - 0.6%
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2009                                                             $   220,000     $    212,180
Ford Motor Credit Co., 5.7%, 2010                                                                   136,000          126,140
Ford Motor Credit Co. LLC, 9.75%, 2010                                                              290,000          288,785
Johnson Controls, Inc., 5.5%, 2016                                                                  211,000          209,336
                                                                                                                ------------
                                                                                                                $    836,441
----------------------------------------------------------------------------------------------------------------------------
Broadcasting - 1.3%
----------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                      $   231,000     $    234,465
CBS Corp., 6.625%, 2011                                                                             448,000          465,760
Clear Channel Communications, Inc., 7.65%, 2010                                                      99,000          100,485
Clear Channel Communications, Inc., 6.25%, 2011                                                     400,000          367,861
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                  325,000          329,875
News America Holdings, 8.5%, 2025                                                                    30,000           35,532
News America, Inc., 6.15%, 2037                                                                     340,000          326,319
                                                                                                                ------------
                                                                                                                $  1,860,297
----------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.6%
----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 5.85%, 2010                                                            $   750,000     $    753,475
Goldman Sachs Group, Inc., 5.625%, 2017                                                             500,000          484,142
INVESCO PLC, 4.5%, 2009                                                                             518,000          510,966
INVESCO PLC, 5.625%, 2012                                                                           215,000          212,494
Lehman Brothers Holdings, Inc., 6.2%, 2014                                                          229,000          230,486
Lehman Brothers Holdings, Inc., 6.5%, 2017                                                          370,000          372,634
Merrill Lynch & Co., Inc., 6.05%, 2016                                                              560,000          555,214
Morgan Stanley, 5.75%, 2016                                                                         571,000          564,803
                                                                                                                ------------
                                                                                                                $  3,684,214
----------------------------------------------------------------------------------------------------------------------------
Building - 0.1%
----------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                      $     3,000     $      3,010
American Standard Cos., Inc., 7.625%, 2010                                                          100,000          104,762
                                                                                                                ------------
                                                                                                                $    107,772
----------------------------------------------------------------------------------------------------------------------------
Business Services - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 6.4%, 2016                                                                         $   395,000     $    404,737
Xerox Corp., 6.75%, 2017                                                                            170,000          177,464
                                                                                                                ------------
                                                                                                                $    582,201
----------------------------------------------------------------------------------------------------------------------------
Cable TV - 1.2%
----------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 6.45%, 2037                                                                      $   106,000     $    106,856
Cox Communications, Inc., 7.125%, 2012                                                              630,000          670,393
TCI Communications, Inc., 9.8%, 2012                                                                181,000          209,633
Time Warner Cable Inc., 5.85%, 2017                                                                 475,000          470,945
Time Warner Entertainment Co. LP, 8.375%, 2033                                                      243,000          291,242
                                                                                                                ------------
                                                                                                                $  1,749,069
----------------------------------------------------------------------------------------------------------------------------
Conglomerates - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Tyco Electronics Ltd., 6.55%, 2017 (z)                                                          $   180,000     $    183,677
Tyco Electronics Ltd., 7.125%, 2037 (z)                                                             130,000          135,909
                                                                                                                ------------
                                                                                                                $    319,586
----------------------------------------------------------------------------------------------------------------------------
Construction - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 7.875%, 2011                                                                 $   260,000     $    250,034
----------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.8%
----------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                                              $   458,000     $    455,790
Western Union Co., 5.4%, 2011                                                                       650,000          650,218
                                                                                                                ------------
                                                                                                                $  1,106,008
----------------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.6%
----------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (n)                                                     $   402,000     $    399,341
BAE Systems Holdings, Inc., 6.4%, 2011 (n)                                                          372,000          386,079
                                                                                                                ------------
                                                                                                                $    785,420
----------------------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.6%
----------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 6.51%, 2022                                                                   $   146,000     $    142,262
Majapahit Holding B.V., 7.25%, 2017 (n)                                                             541,000          536,266
OAO Gazprom, 9.625%, 2013                                                                           130,000          149,825
                                                                                                                ------------
                                                                                                                $    828,353
----------------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 7%, 2013                                                                 $   350,695     $    312,684
Republic of Argentina, FRN, 5.374%, 2012                                                            219,375          199,131
                                                                                                                ------------
                                                                                                                $    511,815
----------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.9%
----------------------------------------------------------------------------------------------------------------------------
Apache Corp., 7.375%, 2047                                                                      $    10,000     $     11,544
Nexen, Inc., 6.4%, 2037                                                                             640,000          636,787
Ocean Energy, Inc., 7.25%, 2011                                                                     241,000          257,509
XTO Energy, Inc., 6.25%, 2013                                                                       100,000          103,847
XTO Energy, Inc., 5.65%, 2016                                                                       329,000          327,460
                                                                                                                ------------
                                                                                                                $  1,337,147
----------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.2%
----------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                             $   219,000     $    213,525
TNK-BP Finance S.A., 7.5%, 2016                                                                     106,000          103,350
                                                                                                                ------------
                                                                                                                $    316,875
----------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                  $   101,000     $    113,536
----------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 3.5%
----------------------------------------------------------------------------------------------------------------------------
American Express Bank Fsb, 5.55%, 2012                                                          $   420,000     $    423,877
American Express Co., 6.15%, 2017                                                                   320,000          326,351
Capital One Financial Co., 6.15%, 2016                                                              510,000          498,181
Capmark Financial Group, Inc., 5.875%, 2012 (n)                                                     890,000          799,013
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                           80,000           65,435
Countrywide Financial Corp., 6.25%, 2016                                                            516,000          410,689
General Electric Capital Corp., 5.375%, 2016                                                        343,000          341,835
General Motors Acceptance Corp., 6.75%, 2014                                                        261,000          231,271
HSBC Finance Corp., 5.5%, 2016                                                                      803,000          784,843
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065(n)                                                500,000          499,832
ORIX Corp., 5.48%, 2011                                                                             630,000          615,231
                                                                                                                ------------
                                                                                                                $  4,996,558
----------------------------------------------------------------------------------------------------------------------------
Food & Beverages - 1.0%
----------------------------------------------------------------------------------------------------------------------------
Diageo Capital PLC, 5.75%, 2017                                                                 $   250,000     $    248,703
General Mills, Inc., 5.65%, 2012                                                                    190,000          192,951
Miller Brewing Co., 5.5%, 2013 (n)                                                                  641,000          639,258
Tyson Foods, Inc., 6.85%, 2016                                                                      370,000          384,830
                                                                                                                ------------
                                                                                                                $  1,465,742
----------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.8%
----------------------------------------------------------------------------------------------------------------------------
CVS Caremark Corp., 6.125%, 2016                                                                $   420,000     $    428,374
CVS Caremark Corp., 5.75%, 2017                                                                     580,000          577,021
Tesco PLC, 6.15%, 2037 (z)                                                                          200,000          196,025
                                                                                                                ------------
                                                                                                                $  1,201,420
----------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj, 7.25%, 2036 (n)                                                                 $   504,000     $    509,570
----------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.8%
----------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., 6.375%, 2017                                                      $   580,000     $    590,586
Wyndham Worldwide Corp., 6%, 2016                                                                   585,000          572,190
                                                                                                                ------------
                                                                                                                $  1,162,776
----------------------------------------------------------------------------------------------------------------------------
Industrial - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.5%, 2011                                                                     $   620,000     $    638,005
----------------------------------------------------------------------------------------------------------------------------
Insurance - 0.9%
----------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 6.25%, 2037                                                 $   305,000     $    283,835
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                         423,000          408,569
UnumProvident Corp., 6.85%, 2015 (n)                                                                548,000          565,392
                                                                                                                ------------
                                                                                                                $  1,257,796
----------------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 1.1%
----------------------------------------------------------------------------------------------------------------------------
Chubb Corp., 6.375% to 2017, FRN to 2037                                                        $   450,000     $    442,971
Fund American Cos., Inc., 5.875%, 2013                                                              585,000          579,074
ZFS Finance USA Trust V, FRN, 6.5%, 2037 (n)                                                        500,000          481,201
                                                                                                                ------------
                                                                                                                $  1,503,246
----------------------------------------------------------------------------------------------------------------------------
Major Banks - 3.5%
----------------------------------------------------------------------------------------------------------------------------
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049                                               $   710,000     $    669,796
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                                        369,000          341,801
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)                                                        400,000          397,859
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)                                          238,000          255,371
JPMorgan Chase & Co., 5.125%, 2014                                                                  344,000          335,584
JPMorgan Chase Bank N.A., 5.875%, 2016                                                              250,000          252,926
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                            612,000          583,507
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                                195,000          199,148
PNC Funding Corp., 5.625%, 2017                                                                     290,000          282,892
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (z)                                    300,000          303,209
Unicredit Luxembourg Financial S.A., 6%, 2017 (z)                                                   500,000          493,769
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                                 258,000          277,920
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                               225,000          223,212
Wachovia Corp., 6.605%, 2025                                                                        387,000          403,351
                                                                                                                ------------
                                                                                                                $  5,020,345
----------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.8%
----------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 8.875%, 2015 (n)                                                $   500,000     $    506,250
Covidien Ltd., 6%, 2017 (z)                                                                         250,000          253,370
Covidien Ltd., 6.55%, 2037 (z)                                                                      170,000          173,189
Fisher Scientific International, Inc., 6.125%, 2015                                                 675,000          671,345
Hospira, Inc., 5.55%, 2012                                                                          300,000          300,330
Hospira, Inc., 6.05%, 2017                                                                          290,000          289,568
McKesson Corp., 5.7%, 2017                                                                          360,000          358,169
                                                                                                                ------------
                                                                                                                $  2,552,221
----------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.3%
----------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC, 5.9%, 2017                                                                     $   350,000     $    357,872
----------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.2%
----------------------------------------------------------------------------------------------------------------------------
GTL Trade Finance, Inc., 7.25%, 2017 (z)                                                        $   416,000     $    421,299
International Steel Group, Inc., 6.5%, 2014                                                         722,000          741,198
Peabody Energy Corp., 5.875%, 2016                                                                  510,000          485,775
                                                                                                                ------------
                                                                                                                $  1,648,272
----------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 14.3%
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.55%, 2011                                                                         $   342,527     $    339,918
Fannie Mae, 5.12%, 2012                                                                             283,655          284,502
Fannie Mae, 4.547%, 2014                                                                            257,713          249,983
Fannie Mae, 4.62%, 2014                                                                             180,352          174,701
Fannie Mae, 4.666%, 2014                                                                            279,528          272,240
Fannie Mae, 4.86%, 2014                                                                             180,358          176,965
Fannie Mae, 4.56%, 2015                                                                             231,244          222,711
Fannie Mae, 4.665%, 2015                                                                            155,423          150,593
Fannie Mae, 4.69%, 2015                                                                             129,930          126,142
Fannie Mae, 4.7%, 2015                                                                              179,334          174,111
Fannie Mae, 4.74%, 2015                                                                             198,567          193,145
Fannie Mae, 4.78%, 2015                                                                             219,956          214,086
Fannie Mae, 4.815%, 2015                                                                            271,000          264,496
Fannie Mae, 4.82%, 2015                                                                             228,343          222,668
Fannie Mae, 4.87%, 2015                                                                             176,260          172,655
Fannie Mae, 4.89%, 2015                                                                             125,513          123,188
Fannie Mae, 4.925%, 2015                                                                            494,083          486,454
Fannie Mae, 5%, 2016 - 2025                                                                         564,952          561,222
Fannie Mae, 4.996%, 2017                                                                            573,036          566,485
Fannie Mae, 5.5%, 2018 - 2035                                                                     6,931,458        6,864,954
Fannie Mae, 4.88%, 2020                                                                             175,798          173,745
Fannie Mae, 6.5%, 2033                                                                               70,641           72,708
Fannie Mae, 6%, 2034 - 2037                                                                         715,235          721,216
Freddie Mac, 5%, 2018 - 2028                                                                      2,233,637        2,229,302
Freddie Mac, 4%, 2024                                                                                96,573           95,485
Freddie Mac, 5.5%, 2025 - 2035                                                                    2,297,363        2,267,783
Freddie Mac, 6%, 2034 - 2037                                                                      2,307,325        2,327,589
Ginnie Mae, 6%, 2036                                                                                444,825          449,219
                                                                                                                ------------
                                                                                                                $ 20,178,266
----------------------------------------------------------------------------------------------------------------------------
Municipals - 2.4%
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of
Technology), "K", 5.5%, 2032                                                                    $ 1,620,000     $  1,867,666
Texas Transportation Commission Mobility Fund, 5%, 2037                                           1,440,000        1,487,966
                                                                                                                ------------
                                                                                                                $  3,355,632
----------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.0%
----------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                $   616,000     $    675,464
CenterPoint Energy, Inc., 5.95%, 2017                                                               250,000          245,643
Enterprise Products Partners LP, 6.3%, 2017                                                          40,000           40,729
Intergas Finance B.V., 6.375%, 2017 (n)                                                             141,000          131,835
Kinder Morgan Energy Partners LP, 6%, 2017                                                          420,000          420,543
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                       236,000          263,385
Spectra Energy Capital LLC, 8%, 2019                                                                571,000          650,877
Williams Cos., Inc., 8.75%, 2032                                                                    335,000          390,275
                                                                                                                ------------
                                                                                                                $  2,818,751
----------------------------------------------------------------------------------------------------------------------------
Network & Telecom - 3.0%
----------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc., 8.375%, 2010                                                                  $   606,000     $    656,002
Deutsche Telekom International Finance B.V., 5.75%, 2016                                            476,000          477,251
Telecom Italia Capital, 6.2%, 2011                                                                  726,000          747,343
Telefonica Emisiones S.A.U., 7.045%, 2036                                                           519,000          570,072
TELUS Corp., 8%, 2011                                                                               879,000          953,423
Verizon New York, Inc., 6.875%, 2012                                                                781,000          827,712
                                                                                                                ------------
                                                                                                                $  4,231,803
----------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Weatherford International, Inc., 6.35%, 2017 (n)                                                $   300,000     $    307,562
----------------------------------------------------------------------------------------------------------------------------
Oils - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                        $   500,000     $    521,007
----------------------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 2.5%
----------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN, 7.594%, 2011 (n)                              $   527,000     $    511,190
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                                     363,000          360,277
Citigroup, Inc., 5%, 2014                                                                           200,000          194,127
Citigroup, Inc., 6%, 2017                                                                           360,000          366,918
Deutsche Bank AG, 5.375%, 2012                                                                      220,000          222,106
Fifth Third Bancorp, 5.45%, 2017                                                                    295,000          287,146
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                                   480,000          454,838
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                                    465,000          430,788
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                          660,000          652,428
                                                                                                                ------------
                                                                                                                $  3,479,818
----------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                $   335,000     $    357,194
Idearc, Inc., 8%, 2016                                                                              375,000          375,937
                                                                                                                ------------
                                                                                                                $    733,131
----------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.4%
----------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                                  $   326,000     $    345,560
Union Pacific Corp., 7.25%, 2008                                                                    175,000          178,339
                                                                                                                ------------
                                                                                                                $    523,899
----------------------------------------------------------------------------------------------------------------------------
Real Estate - 3.3%
----------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., REIT, 5%, 2015                                                         $   253,000     $    237,357
ERP Operating LP, REIT, 5.75%, 2017                                                                 830,000          803,587
HRPT Properties Trust, REIT, 6.25%, 2016                                                            716,000          703,185
Kimco Realty Corp., REIT, 6%, 2012                                                                  150,000          153,000
Kimco Realty Corp., REIT, 5.783%, 2016                                                              648,000          638,627
Liberty Property Ltd. Partnership, REIT, 5.5%, 2016                                                 430,000          404,761
ProLogis, REIT, 5.75%, 2016                                                                         654,000          640,325
ProLogis, REIT, 5.625%, 2016                                                                        220,000          211,317
Simon Property Group LP, REIT, 4.6%, 2010                                                           267,000          262,150
Simon Property Group LP, REIT, 5.75%, 2015                                                          331,000          324,507
Simon Property Group LP, REIT, 6.1%, 2016                                                           312,000          313,431
                                                                                                                ------------
                                                                                                                $  4,692,247
----------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.3%
----------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                 $   417,000     $    461,593
----------------------------------------------------------------------------------------------------------------------------
Retailers - 0.8%
----------------------------------------------------------------------------------------------------------------------------
Federated Retail Holdings, Inc., 5.35%, 2012                                                    $   240,000     $    233,982
Home Depot, Inc., 5.875%, 2036                                                                      430,000          375,432
J.C. Penney Corp., Inc., 8%, 2010                                                                    70,000           74,574
Macy's, Inc., 6.625%, 2011                                                                          374,000          382,382
Target Corp., 6.5%, 2037                                                                            130,000          131,710
                                                                                                                ------------
                                                                                                                $  1,198,080
----------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.8%
----------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9%, 2031                                                                $   284,000     $    343,752
Kroger Co., 6.4%, 2017                                                                              540,000          561,818
Safeway, Inc., 6.5%, 2011                                                                           227,000          234,907
                                                                                                                ------------
                                                                                                                $  1,140,477
----------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.7%
----------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                        $   655,000     $    625,525
Rogers Cable, Inc., 5.5%, 2014                                                                      406,000          396,848
                                                                                                                ------------
                                                                                                                $  1,022,373
----------------------------------------------------------------------------------------------------------------------------
Telephone Services - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Embarq Corp., 7.082%, 2016                                                                      $   300,000     $    313,540
----------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 6.75%, 2017                                                            $   630,000     $    659,137
----------------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.1%
----------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                        $    83,000     $     97,369
----------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 3.4%
----------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                                      $    80,556     $     81,516
Small Business Administration, 6.34%, 2021                                                           14,554           15,034
Small Business Administration, 6.35%, 2021                                                           10,032           10,363
Small Business Administration, 6.44%, 2021                                                           14,760           15,277
Small Business Administration, 6.07%, 2022                                                           55,937           57,503
Small Business Administration, 4.35%, 2023                                                          377,855          363,500
Small Business Administration, 4.89%, 2023                                                          522,917          517,908
Small Business Administration, 4.98%, 2023                                                          551,865          549,533
Small Business Administration, 4.34%, 2024                                                          473,605          453,053
Small Business Administration, 4.86%, 2024                                                          245,810          242,001
Small Business Administration, 4.93%, 2024                                                          482,326          478,479
Small Business Administration, 5.19%, 2024                                                          484,723          486,242
Small Business Administration, 5.52%, 2024                                                          479,447          486,392
Small Business Administration, 4.76%, 2025                                                          613,657          598,226
Small Business Administration, 5.35%, 2026                                                          404,489          408,673
                                                                                                                ------------
                                                                                                                $  4,763,700
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 14.6%
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8.125%, 2019                                                               $     5,000     $      6,557
U.S. Treasury Bonds, 6%, 2026                                                                       630,000          721,350
U.S. Treasury Bonds, 6.75%, 2026                                                                  6,465,000        8,012,055
U.S. Treasury Bonds, 6.25%, 2030                                                                    375,000          450,908
U.S. Treasury Bonds, 5.375%, 2031                                                                 2,623,000        2,841,858
U.S. Treasury Bonds, 4.5%, 2036                                                                   1,539,000        1,477,440
U.S. Treasury Notes, 4.5%, 2009                                                                     615,000          619,276
U.S. Treasury Notes, 4.875%, 2009 (f)                                                               500,000          507,734
U.S. Treasury Notes, 6.5%, 2010                                                                   2,377,000        2,508,291
U.S. Treasury Notes, 5.125%, 2011                                                                   803,000          832,799
U.S. Treasury Notes, 4.75%, 2014                                                                    880,000          904,406
U.S. Treasury Notes, TIPS, 2%, 2014                                                                 851,867          851,202
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                             876,410          895,102
                                                                                                                ------------
                                                                                                                $ 20,628,978
----------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 5.3%
----------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)                                                $   645,000     $    699,825
Bruce Mansfield Unit, 6.85%, 2034                                                                   530,000          540,971
EDP Finance B.V., 6%, 2018 (z)                                                                      720,000          717,798
EEB International Ltd., 8.75%, 2014 (z)                                                             100,000          103,250
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                  240,000          269,455
Enel Finance International S.A., 6.8%, 2037 (z)                                                     180,000          188,576
Enersis S.A., 7.375%, 2014                                                                          388,000          412,148
Exelon Generation Co. LLC, 6.95%, 2011                                                            1,143,000        1,199,876
FirstEnergy Corp., 6.45%, 2011                                                                      455,000          469,557
ISA Capital do Brasil S.A., 7.875%, 2012                                                            472,000          483,800
MidAmerican Energy Holdings Co., 5.875%, 2012                                                       150,000          153,596
MidAmerican Energy Holdings Co., 6.125%, 2036                                                       240,000          237,339
NiSource Finance Corp., 7.875%, 2010                                                                718,000          768,422
NRG Energy, Inc., 7.25%, 2014                                                                       520,000          520,000
Reliant Energy, Inc., 7.625%, 2014                                                                  385,000          388,369
Virginia Electric & Power Co., 4.1%, 2008                                                           346,000          342,529
                                                                                                                ------------
                                                                                                                $  7,495,511
----------------------------------------------------------------------------------------------------------------------------
Utilities - Gas - 0.2%
----------------------------------------------------------------------------------------------------------------------------
TGI International Ltd., 9.5%, 2017 (z)                                                          $   280,000     $    292,936
----------------------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $137,369,984)                                                                     $135,450,972
----------------------------------------------------------------------------------------------------------------------------
Floating Rate Loans - 1.7% (g)(r)
----------------------------------------------------------------------------------------------------------------------------
Broadcasting - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Term Loan B, 7.21%, 2014                                        $   290,139     $    274,580
----------------------------------------------------------------------------------------------------------------------------
Food & Beverages - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Aramark Corp., Letter of Credit, 7.36%, 2014 (o)                                                $    29,721     $     28,983
Aramark Corp., Term Loan B, 7.2%, 2014 (o)                                                          415,846          405,515
                                                                                                                ------------
                                                                                                                $    434,498
----------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.4%
----------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 7.45%, 2013                                                             $   538,517     $    525,458
----------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., Term Loan B, 2014 (o)                                                      $   467,649     $    455,607
----------------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Letter of Credit, 2012 (o)                                    $   163,563     $    160,435
Allied Waste North America, Inc., Term Loan B, 2012 (o)                                             304,085          298,270
                                                                                                                ------------
                                                                                                                $    458,705
----------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Dex Media East, Term Loan B, 2014 (o)                                                           $   204,817     $    204,902
----------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE LOANS (IDENTIFIED COST, $2,360,221)                                                         $  2,353,750
----------------------------------------------------------------------------------------------------------------------------
Mutual Funds - 3.2% (v)
----------------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.18%, at Cost and Net Asset Value                      4,616,244     $  4,616,244
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $144,346,449) (k)                                                           $142,420,966
----------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.7)%                                                                           (1,009,849)
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                             $141,411,117
----------------------------------------------------------------------------------------------------------------------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of October 31, 2007 the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $129,614,042 and 91.01% of market value. An independent pricing service provided an evaluated bid for 89.70% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,470,442, representing 8.1% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v) Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                      ACQUISITION     ACQUISITION        CURRENT       TOTAL % OF
RESTRICTED SECURITIES                                                     DATE            COST        MARKET VALUE     NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------

Bayview Commercial Asset Trust, 0.775%, 2035                            10/06/05           $454,613       $  418,714
Bayview Commercial Asset Trust, FRN, 0.84%, 2036                         2/28/06            327,173          275,280
Bayview Commercial Asset Trust, FRN, 0.879%, 2036                        5/16/06            236,678          222,847
Bayview Commercial Mortgage Pass-Through Trust, FRN,
1.469%, 2013                                                             3/29/06            210,640          168,048
Covidien Ltd., 6%, 2017                                                 10/17/07            249,818          253,370
Covidien Ltd., 6.55%, 2037                                              10/17/07            169,252          173,189
Crest G-Star, CDO, 6.95%, 2032                                           9/13/05          1,043,093        1,016,152
EDP Finance B.V., 6%, 2018                                              10/26/07            718,949          717,798
EEB International Ltd., 8.75%, 2014                                     10/24/07            100,000          103,250
Enel Finance International S.A., 6.8%, 2037                              9/13/07            179,523          188,576
Falcon Franchise Loan LLC, FRN, 3.69%, 2025                             12/19/03            309,514          260,080
GTL Trade Finance, Inc., 7.25%, 2017                                    10/17/07            417,880          421,299
Preferred Term Securities XIX Ltd., CDO, FRN, 6.044%, 2035               9/08/05          1,421,637        1,364,772
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049             9/26/07            300,000          303,209
TGI International Ltd., 9.5%, 2017                                       9/26/07            280,990          292,936
Tesco PLC, 6.15%, 2037                                                  10/29/07            198,910          196,025
Tyco Electronics Ltd., 6.55%, 2017                                      10/18/07            184,112          183,677
Tyco Electronics Ltd., 7.125%, 2037                                      9/20/07            129,407          135,909
Unicredit Luxembourg Financial S.A., 6%, 2017                           10/24/07            499,630          493,769
---------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                               $7,188,900      5.1%

The following abbreviations are used in this report and are defined:

CDO       Collateralized Debt Obligation
CLO       Collateralized Loan Obligation
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT      Real Estate Investment Trust
TIPS      Treasury Inflation Protected Security

UNFUNDED LOAN COMMITMENTS

As of October 31, 2007, the portfolio had the following unfunded loan commitments of $10,074, which could be extended at the option of the borrower:

                                                                                                UNFUNDED          UNREALIZED
                                                                                                  LOAN           APPRECIATION
BORROWER                                                                                       COMMITMENT       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Delayed Draw, Term Loan B, 2014                                  $10,074             $254

At October 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

DERIVATIVE CONTRACTS

FUTURES CONTRACTS OUTSTANDING AT 10/31/07

                                                                                                                      UNREALIZED
                                                                                                    EXPIRATION       APPRECIATION
DESCRIPTION                                                   CONTRACTS           VALUE                DATE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Bond 2 yr (Long)                                    59           $12,177,253            Dec-07          $  42,200
U.S. Treasury Note 10 yr (Short)                                  63             6,836,756            Dec-07            (94,228)
U.S. Treasury Bond 30 yr (Short)                                 111            12,370,908            Dec-07           (126,998)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $(179,026)
                                                                                                                      =========

SWAP AGREEMENTS AT 10/31/07
                                                                                                                       UNREALIZED
                      NOTIONAL                                                  CASH FLOWS           CASH FLOWS       APPRECIATION
EXPIRATION             AMOUNT                    COUNTERPARTY                   TO RECEIVE             TO PAY        (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------

CREDIT DEFAULT SWAPS

6/20/09             USD  300,000     JPMorgan Chase Bank                    4.10% (fixed rate)          (1)              $(12,932)
3/20/17             USD  320,000     Goldman Sachs International                   (2)           0.40% (fixed rate)        (1,305)
3/20/17             USD  420,000     JPMorgan Chase Bank                           (3)           0.38% (fixed rate)        (1,109)
3/20/17             USD  135,000     JPMorgan Chase Bank                           (4)           0.78% (fixed rate)        (2,752)
3/20/17             USD  135,000     JPMorgan Chase Bank                           (4)           0.80% (fixed rate)        (2,955)
3/20/17             USD  138,000     Merrill Lynch International                   (4)           0.81% (fixed rate)        (3,125)
6/20/17             USD  400,000     Merrill Lynch International                   (5)           0.91% (fixed rate)        (1,054)
6/20/17             USD  310,000     Morgan Stanley Capital Services, Inc.         (6)           0.74% (fixed rate)        (3,076)
                                                                                                                         --------
                                                                                                                         $(28,309)
                                                                                                                         ========

(1) Fund to pay notional amount upon a defined credit event by Abitibi-Consolidated, Inc., 8.375%, 4/01/15.
(2) Fund to receive notional amount upon a defined credit event by Dover Corp., 6.25%, 6/01/08.
(3) Fund to receive notional amount upon a defined credit event by PPG Industries, Inc., 7.05%, 8/15/09.
(4) Fund to receive notional amount upon a defined credit event by Waste Management, Inc., 7.375%, 8/01/10.
(5) Fund to receive notional amount upon a defined credit event by New York Times Co., 4.61%, 9/26/12.
(6) Fund to receive notional amount upon a defined credit event by Spectra Energy Capital LLC, 6.25%, 2/15/13.

At October 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 10/31/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.
ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value
  Investments in non-affiliated issuers, at value (identified cost, $139,730,205)           $137,804,722
  Investments in underlying funds, at cost and value                                           4,616,244
------------------------------------------------------------------------------------------------------------------------------
Total investments, at value (identified cost, $144,346,449)                                                       $142,420,966
Receivable for daily variation margin on open futures contracts                                  124,625
Receivable for investments sold                                                                  954,218
Receivable for fund shares sold                                                                  439,580
Interest receivable                                                                            1,651,836
Unrealized appreciation on unfunded loan commitments                                                 254
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $145,591,479
------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Payable to custodian                                                                            $371,712
Distributions payable                                                                            515,005
Payable for investments purchased                                                              2,733,770
Payable for fund shares reacquired                                                               436,860
Unrealized depreciation on credit default swaps                                                   28,309
Payable to affiliates
  Management fee                                                                                   2,734
  Shareholder servicing costs                                                                     15,701
  Distribution and service fees                                                                    7,809
  Administrative services fee                                                                        174
Payable for independent trustees' compensation                                                       493
Accrued expenses and other liabilities                                                            67,795
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                   $4,180,362
------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $141,411,117
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                             $154,022,835
Unrealized appreciation (depreciation) on investments                                         (2,132,564)
Accumulated net realized gain (loss) on investments                                          (10,664,534)
Undistributed net investment income                                                              185,380
------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $141,411,117
------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           14,715,792
------------------------------------------------------------------------------------------------------------------------------

Class B shares
------------------------------------------------------------------------------------------------------------------------------
  Net assets                                                                                $141,411,117
  Shares outstanding                                                                          14,715,792
------------------------------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                                           $9.61
------------------------------------------------------------------------------------------------------------------------------

A contingent deferred sales charge may be imposed on redemptions of Class B shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 10/31/07  (unaudited)


This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Income
  Interest                                                                                      $4,369,921
  Dividends from underlying funds                                                                   76,263
  Foreign taxes withheld                                                                              (135)
------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                             $4,446,049
------------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                                  $384,402
  Distribution and service fees                                                                    768,805
  Shareholder servicing costs                                                                       48,385
  Administrative services fee                                                                       17,381
  Independent trustees' compensation                                                                 2,840
  Custodian fee                                                                                     12,967
  Shareholder communications                                                                        27,361
  Auditing fees                                                                                     22,658
  Legal fees                                                                                         1,727
  Miscellaneous                                                                                      7,981
------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                      $1,294,507
------------------------------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                                                     (115,694)
------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                        $1,178,813
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                               $3,267,236
------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions
    Non-affiliated issuers                                                                       $(935,615)
  Futures contracts                                                                                295,213
  Swap transactions                                                                                 13,049
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                                              $(627,353)
------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                                  $(1,521,264)
  Futures contracts                                                                               (340,323)
  Swap transactions                                                                                (27,106)
  Unfunded loan commitments                                                                            254
------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                                          $(1,888,439)
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                                             $(2,515,792)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                                  $751,444
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                        SIX MONTHS ENDED            YEAR ENDED
                                                                                                10/31/07               4/30/07
                                                                                             (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                         $3,267,236            $7,102,327
Net realized gain (loss) on investments                                                         (627,353)           (2,060,724)
Net unrealized gain (loss) on investments                                                     (1,888,439)            5,782,246
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                            $751,444           $10,823,849
------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                   $(3,157,101)          $(7,665,374)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                           $(25,095,855)         $(35,551,842)
------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                  $(27,501,512)         $(32,393,367)
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                       168,912,629           201,305,996
At end of period (including undistributed net investment income of $185,380 and
$75,245, respectively)                                                                      $141,411,117          $168,912,629
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost)
on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                  SIX MONTHS                             YEARS ENDED 4/30
                                                       ENDED    -------------------------------------------------------------
                                             CLASS B10/31/07         2007         2006         2005         2004      2003(c)
                                                 (UNAUDITED)
Net asset value, beginning of period                   $9.74        $9.58       $10.03       $10.27       $10.56       $10.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.21        $0.37        $0.32        $0.31        $0.46        $0.28
  Net realized and unrealized gain (loss)
  on investments                                       (0.14)        0.20        (0.33)        0.15        (0.24)        0.52
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.07        $0.57       $(0.01)       $0.46        $0.22        $0.80
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.20)      $(0.41)      $(0.44)      $(0.43)      $(0.48)      $(0.24)
  From net realized gain on investments                   --           --           --        (0.27)       (0.03)          --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.20)      $(0.41)      $(0.44)      $(0.70)      $(0.51)      $(0.24)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.61        $9.74        $9.58       $10.03       $10.27       $10.56
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              0.77(n)      6.03        (0.17)        4.51         2.09         8.08(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.69(a)      1.75         1.73         1.73         1.65         1.75(a)(k)
Expenses after expense reductions (f)                   1.54(a)      1.60         1.58         1.58         1.24         1.05(a)(k)
Net investment income                                   4.26(a)      3.88         3.18         3.04         4.33         4.48(a)
Portfolio turnover                                        36           71           95          140          179          141(x)
Net assets at end of period (000 Omitted)           $141,411     $168,913     $201,306     $155,004     $166,897     $174,780
-----------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, October 17, 2002, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) Reflects direct fund expenses only.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(x) Portfolio turnover rate reflects that of the Portfolio in which the fund invests.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Research Bond Fund J (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional- size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts and swap agreements.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund holds a credit default swap in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At October 31, 2007, the portfolio had unfunded loan commitments of $10,074, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended October 31, 2007, custody fees were not reduced.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                         4/30/07

           Ordinary income                            $7,665,374

The federal tax cost and the tax basis components of distributable earnings were as follows:

           AS OF 10/31/07

           Cost of investments                          $144,967,268
           ---------------------------------------------------------
           Gross appreciation                               $770,183
           Gross depreciation                             (3,316,485)
           ---------------------------------------------------------
           Net unrealized appreciation (depreciation)    $(2,546,302)

           AS OF 4/30/07

           Undistributed ordinary income                     625,812
           Capital loss carryforwards                     (8,846,567)
           Post-October capital loss deferral               (253,611)
           Other temporary differences                      (584,962)
           Net unrealized appreciation (depreciation)     (1,146,733)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of April 30, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                        4/30/13                   $(1,678,843)
                        4/30/14                    (1,444,482)
                        4/30/15                    (5,723,242)
                        -------------------------------------
                                                  $(8,846,567)

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.35% of average daily net assets. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. This management fee reduction amounted to $115,321, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2007 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.25% annually of the fund's average daily net assets. This written agreement will continue through August 31, 2008 unless changed or rescinded by the fund's Board of Trustees. For the six months ended October 31, 2007, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

DISTRIBUTOR - The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

                                                                       TOTAL            ANNUAL           DISTRIBUTION
                          DISTRIBUTION           SERVICE        DISTRIBUTION         EFFECTIVE            AND SERVICE
                              FEE RATE          FEE RATE            PLAN (d)          RATE (e)                    FEE
Class A (f)                      0.10%             0.25%               0.35%                --                    $--
Class B                          0.75%             0.25%               1.00%             1.00%                768,805
Class C (f)                      0.75%             0.25%               1.00%                --                     --

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    October 31, 2007 based on each class' average daily net assets. The fund's distributor, MFD, has agreed in writing to waive the Class A service fee and Class A distribution fee until at least August 31, 2008. (f) Class A and
    Class C shares were not available for sale during the period. Please see the fund's prospectus for details.

Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within five years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2007, were as follows:

                                                AMOUNT

                        Class B             $2,425,052

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2007, the fee was $33,024, which equated to 0.0431% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $15,361. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended October 31, 2007 was equivalent to an annual effective rate of 0.0227% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended October 31, 2007, the fee paid to Tarantino LLC was $380. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $373, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on these investments is included in dividend income from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:
                                                      PURCHASES           SALES

U.S. government securities                          $17,693,904     $37,512,898
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)        $34,851,239     $42,465,772
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                                 SIX MONTHS ENDED                      YEAR ENDED
                                                                     10/31/07                           4/30/07
                                                             SHARES           AMOUNT           SHARES            AMOUNT
Shares sold                                                  4,227,342       $40,588,397       10,345,114        $99,832,512
Shares reacquired                                           (6,847,738)     $(65,684,252)     (14,024,166)     $(135,384,354)
-----------------------------------------------------------------------------------------------------------------------------
Net change                                                  (2,620,396)     $(25,095,855)      (3,679,052)      $(35,551,842)

Class A and Class C shares were not available for sale during the period. Please see the fund's prospectus for details.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended October 31, 2007, the fund's commitment fee and interest expense were $445 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) TRANSACTIONS IN UNDERLYING FUNDS - AFFILIATED ISSUERS

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

                                                      BEGINNING            ACQUISITIONS          DISPOSITIONS           ENDING
                                                      SHARES/PAR            SHARES/PAR            SHARES/PAR          SHARES/PAR
UNDERLYING FUNDS:                                       AMOUNT                AMOUNT                AMOUNT              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio                  --                50,099,121           (45,482,877)         4,616,244

                                                                           CAPITAL GAIN
                                                                          DISTRIBUTIONS
                                                       REALIZED          FROM UNDERLYING           DIVIDEND             ENDING
UNDERLYING FUNDS:                                    GAIN (LOSS)              FUNDS                 INCOME              VALUE
--------------------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio                 $--                   $--                 $72,263            $4,616,244

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees compared the total return performance of the Fund's Class B shares to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund's Class B shares was in the 5th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class B shares was in the 4th quintile for the one- year period ended December 31, 2006 relative to the Lipper performance universe. The Fund commenced operations on October 17, 2002; therefore, no performance quintile for the five-year period was available for the Fund. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance, including information regarding the effect of the Fund's distribution arrangements on its performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class B shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS has agreed in writing to waive a portion of its an advisory fee, which may not be changed without the Trustees' approval, and that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee waiver and expense limitation), the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee waiver and expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                         Public Reference Room
                         Securities and Exchange Commission
                         100 F Street, NE, Room 1580
                         Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
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postage costs).

SIGN UP: If your account is registered with us, simply go to MFS.COM, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

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-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: December 14, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: December 14, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 14, 2007
      -----------------


* Print name and title of each signing officer under his or her signature.